UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:
BlackRock Funds
BlackRock Advantage ESG Emerging Markets Equity Fund
BlackRock Advantage ESG International Equity Fund
BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Tactical Opportunities Portfolio
BlackRock U.S. Impact Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2021

Date of reporting period: 04/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
April 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds
SM
BlackRock Advantage ESG Emerging Markets Equity Fund
BlackRock Advantage ESG International Equity Fund
BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Tactical Opportunities Fund
BlackRock U.S. Impact Fund

Dear Shareholder,
The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.
As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic.
This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
28.85% 45.98%
U.S. small cap equities
(Russell 2000
®
Index)
48.06 74.91
International equities
(MSCI Europe, Australasia,
Far East Index)
28.84 39.88
Emerging market equities
(MSCI Emerging Markets
Index)
22.95 48.71
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.05 0.11
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.26) (7.79)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.52) (0.27)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.42 7.40
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
7.98 19.57
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of April 30, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Advantage ESG Emerging Markets Equity Fund
Investment Objective
BlackRock Advantage ESG Emerging Markets Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
Since inception (August 18, 2020) through April 30, 2021, the Fund outperformed its benchmark, the MSCI Emerging Markets Index.
What factors influenced performance?
Overall, the Fund performed well in a generally favorable market environment. Emerging market (“EM”) equities got off to a strong start, buoyed by U.S. dollar weakness, and continued to benefit from the broader reopening theme throughout the first half of the period. During the fourth quarter of 2020, however, momentum styles experienced their sharpest drawdown since the global financial crisis, as investors shifted to cyclical exposures due to positive news on COVID-19 vaccine development. As 2021 began,
EM equities regained their upward momentum, driven by reflationary trends that made investors more risk tolerant as well as by vaccine rollouts. EM equities outperformed their developed market (“DM”) counterparts until February 2021, when a sudden spike in U.S. interest rates in response to inflationary pressures weighed on the market. This ultimately benefited styles focusing on reflationary trends, especially within the energy and financials sectors, as value outperformed growth and momentum. Toward the end of the period, equities saw a rotation back toward physical world stocks away from virtual world stocks, which reversed their performance during most of 2020. EM equities were relatively weak going into period-end compared to their DM counterparts, largely due to a wave of COVID-19 cases and deaths in India.
The biggest contributors to the Fund's relative performance were sentiment-based insights that were able to position the portfolio correctly across the ever-changing market backdrop. Specifically, an insight designed to combine signals and data sources optimally was additive. A version of this insight designed to do well during momentum drawdowns was the top contributor, given the style weakness during the period. This insight motivated an overweight to machinery and semiconductor stocks, boosting performance as economies reopened and production levels recovered from shutdowns.
The Fund's environmental, social and government (“ESG”) related measures contributed to performance, with an insight that looks to capture investor flow into ESG-related positions driving gains. Notably, these proprietary ESG insights continued to demonstrate differentiation and resilience across different market environments.
Other fundamental measures were also contributors. Value-based measures notably performed well in the first quarter of 2021 amid reflationary market trends. Reversal-
based and flow-based value signals supported fund performance, as did more traditional measures.
Despite the Fund's outperformance, however, there were measures that struggled during the period. Specifically, select dynamic timing signals detracted from performance, as related insights prompted underweight positions to metals & mining stocks, which weighed on results amid the style preference shift during the period. Other macro thematic insights that evaluate companies' fragility during COVID-19-related shutdowns also dragged on performance. Additionally, top-down country positioning dragged on performance. Specifically, an overweight to India weighed on relative returns, given the country's severe COVID-19 outbreak late in the period.
The Fund was fully invested throughout the period. The investment adviser kept a higher average cash balance over the period, which was hedged by MSCI Emerging
Markets Index futures to manage client flows. The Fund’s cash exposure had no material impact on Fund performance.
Describe recent portfolio activity.
Over the course of the period, the Fund maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. For instance, the Fund built on its alternative data capabilities by adding an insight that captures brand sentiment toward retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around vaccine development and its impact on economic reopening.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the period with largely neutral positioning from a sector perspective. The Fund had slight overweight positions in the industrials and information technology sectors and maintained slight underweights in financials and consumer discretionary stocks. From a geographical perspective, the Fund had slight overweight positions to South Africa and Brazil and maintained underweights to India and China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2021 (continued)

Fund Summary
BlackRock Advantage ESG Emerging Markets Equity Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended April 30, 2021
(a)
Commencement of operations.
(b)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities.
(d)
A capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation.
Total Returns
(a)
Since Inception
(b)
6-Month
Total Returns
w/o sales
charge
w/sales
charge
Institutional ........................................................................................ 22.31% 23.53% N/A
Investor A ......................................................................................... 22.23 23.33 16.86%
Class K .......................................................................................... 22.33 23.55 N/A
MSCI Emerging Markets Index
...................................................................
22.95 23.13 N/A
(a)
Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on August 18, 2020.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of April 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Advantage ESG Emerging Markets Equity Fund
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,223.10 $ 4.74 $ 1,000.00 $ 1,020.53 $ 4.31 0.86%
Investor A ................................ 1,000.00 1,222.30 6.12 1,000.00 1,019.29 5.56 1.11
Class K .................................. 1,000.00 1,223.30 4.47 1,000.00 1,020.78 4.06 0.81
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent six months divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
China ............................................ 36%
Taiwan ........................................... 15
South Korea ....................................... 14
India ............................................ 7
Brazil ............................................ 6
South Africa ....................................... 5
Malaysia ......................................... 3
Mexico ........................................... 2
United States ...................................... 2
Russia ........................................... 2
Thailand .......................................... 1
Other
(a)
........................................... 4
Short-Term Securities ................................. 3
Other Assets Less Liabilities ............................ —
(b)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.
(b)
Represents less than 1% of the Fund's net assets.

Fund Summary
as of April 30, 2021

Fund Summary
BlackRock Advantage ESG International Equity Fund
Investment Objective
BlackRock Advantage ESG International Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
Since inception (August 18, 2020) through April 30, 2021, the Fund outperformed its benchmark, the MSCI EAFE Index.
What factors influenced performance?
Overall, the Fund performed well in a volatile market environment. Global equities had solid performance, hitting new highs in the second half of 2020 amid accommodative policy support and improving macroeconomic data. However, the overall rise overshadowed changes in market leadership. Notably, following positive news on COVID-19 vaccine development, momentum styles experienced their sharpest drawdown since the global financial crisis, after having driven market gains to that point. As investors brought forward expectations for a robust economic rebound, they increasingly sought out contrarian investing opportunities. Later in the period, global equities regained their upward momentum, driven by reflationary trends and bolstered by accelerated vaccine rollouts and sustained policy support. This ultimately benefited styles focusing on reflationary trends, especially within the energy and financials sectors, as value outperformed growth and momentum. Also, volatility rose in stocks in which smart-money hedge funds had positions, particularly in January, as several common hedge fund short positions attracted strong trading activity from retail investors.
The biggest contributors to the Fund's relative performance were sentiment-based insights that were able to position the portfolio correctly across the ever-changing market backdrop. Specifically, an insight designed to combine signals and data sources optimally was additive. This insight motivated an overweight to retail stocks, boosting performance as economies reopened. Other higher-frequency trend-based measures also drove outperformance. Collectively, the combination of online, transactional, and mobile application-based activity correctly positioned the Fund during earnings season as economies reopened.
The Fund's environmental, social and governance (“ESG”) related measures had mixed performance. Risk mitigation insights that evaluated company controversies and cyber-defense aided gains. These insights helped motivate overweight positions in select machinery stocks, which contributed to performance as economies reopened and production levels recovered from shutdowns.
The Fund's fundamental measures were also contributors. Value-based measures notably performed well in the first quarter of 2021 amid reflationary market trends.
Traditional measures like comparing book values to stock prices supported Fund performance.
Despite the Fund's outperformance, however, there were measures that detracted from relative returns during the period. Among ESG-related measures, select insights related to human capital that evaluate employee sentiment dragged on performance. Other measures came under pressure as 2021 began, as they proved overly defensive in an environment that favored risk taking. This was especially evident across environmental insights, which ran against the prevailing preference for value stocks. From a geographical standpoint, an overweight to Denmark that was motivated by "green" stimulus-related measures was a top detractor from performance.
Describe recent portfolio activity.
Over the course of the period, the Fund maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. For instance, the Fund built on its alternative data capabilities by adding an insight that captures brand sentiment toward retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around vaccine development and its impact on economic reopening.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the period with largely neutral positioning from a sector perspective. The Fund had slight overweight positions in the industrials and information technology sectors and maintained slight underweights in utilities and communication services stocks. From a geographical perspective, the Fund had slight overweight positions to Netherlands and France and maintained underweights to Spain and Italy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Advantage ESG International Equity Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended April 30, 2021
(a)
Commencement of operations.
(b)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index and derivatives that are tied economically to securities of the MSCI EAFE Index.
(d)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada.
Total Returns
(a)
Since Inception
(b)
6-Month
Total Returns
w/o sales
charge
w/sales
charge
Institutional ........................................................................................ 28.88% 21.53% N/A
Investor A ......................................................................................... 28.80 21.33 14.96%
Class K .......................................................................................... 28.90 21.55 N/A
MSCI EAFE Index
............................................................................
28.84 20.70 N/A
(a)
Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and services fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on August 18, 2020.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of April 30, 2021 (continued)

Fund Summary
BlackRock Advantage ESG International Equity Fund
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,288.80 $ 2.84 $ 1,000.00 $ 1,022.32 $ 2.51 0.50%
Investor A ................................ 1,000.00 1,288.00 4.25 1,000.00 1,021.08 3.76 0.75
Class K .................................. 1,000.00 1,289.00 2.55 1,000.00 1,022.56 2.26 0.45
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 23%
France ........................................... 11
United Kingdom ..................................... 11
Germany ......................................... 9
Switzerland ........................................ 8
Australia .......................................... 7
Netherlands ....................................... 6
Sweden .......................................... 3
Denmark ......................................... 3
Hong Kong ........................................ 3
Italy ............................................. 2
Spain ............................................ 2
Finland .......................................... 1
Norway .......................................... 1
Other
(a)
........................................... 6
Short-Term Securities ................................. 3
Other Assets Less Liabilities ............................ 1
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of April 30, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Global Impact Fund
Investment Objective
BlackRock Global Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
Since inception (May 27, 2020) to April 30, 2021, the Fund outperformed its benchmark, the MSCI All Country World Index (“ACWI”).
What factors influenced performance?
The Fund’s positive performance was attributable to a broad set of impact themes, specifically public health, green energy and financial inclusion. Five holdings in the financial inclusion theme—Square, Inc., 360 Digitech, Inc., MercadoLibre, Inc., Safaricom PLC and PT Bank Rakyat Indonesia Tbk—were among the top contributors. The first four were well positioned to service both individuals and small businesses that were in need of digitalized financial solutions, scalability and access during the pandemic.
Bank Rakyat, a microlending institution, rallied strongly off of its May 2020 low before giving back some of its gains toward the end of the period.
Nuance Communications, Inc. stood out as the strongest performer in both the public health theme and the portfolio as a whole. The healthcare-focused software provider performed strongly 2020 and further extended its gains after Microsoft Corp. announced its acquisition of the company in April 2021. Among green energy companies, Vestas
Wind Systems A/S—which benefited benefiting from the long-term trend towards a net-zero economy—led performance.
The public health theme detracted from relative performance. A holding in the online Medicare Advantage broker group eHealth, Inc. detracted the most amid weakening investor sentiment. In addition, shares of Teva Pharmaceutical Industries, Ltd. slumped due to mounting litigation concerns. Atlantic Sapphire ASA, which seeks to deliver salmon to the U.S. market in an environmentally friendly way, was a key detractor in the sustainable food and water theme.
Describe recent portfolio activity.
The investment adviser either trimmed or exited positions where stock prices exceeded their price targets. This activity was most notable in the renewable energy industry, which faced headwinds from rising interest rates and valuation concerns. However, the investment adviser believes long-term trends in the industry remain intact due to an increased focus on green energy and a net-zero future by governments, companies and individuals.
The investment adviser sought to maintain a well-balanced style exposure by adding cyclical stocks through the financial inclusion, digitization and affordable housing themes. The Fund maintained its largest weighting in the public health theme on the belief that many of the key health care trends that occurred in 2020 are set to continue or perhaps even accelerate. This includes the continued transition toward value-based care arrangements in the United States from traditional volume-based care, increased interest in precision medicine and targeted therapies, and a general focus on increasing the quality of care while decreasing costs.
The investment adviser continued to observe a positive structural trend within the sustainable food theme. The global food system needs to double its production by 2050, while simultaneously developing less carbon-intensive methods.
Describe portfolio positioning at period end.
The investment adviser maintains a favorable view on the United States, as well as countries with high sales exposure to the United States, due to the increasing likelihood that a sweeping set of infrastructure spending proposals could pass the U.S. Congress. The investment adviser continues to search for underappreciated drivers of long-term returns. It seeks to use its deep engagements and partnerships with portfolio companies to learn more about their strategic directions and to uncover business risks that could arise from macro events. The investment adviser strives to understand the strong links between impact outcomes and company performance, while using engagement to identify new ways of advancing these outcomes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2021 (continued)

Fund Summary
BlackRock Global Impact Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended April 30, 2021
(a)
Commencement of operations.
(b)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(c)
The Fund invests in equity securities of issuers located throughout the world, including non-dollar denominated securities and securities of emerging market issuers. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities, depositary receipts and other financial instruments that have similar economic characteristics to such equity securities.
The Fund may invest in issuers of any market capitalization, including small to mid-capitalization companies.
(d)
MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.
Total Returns
(a)
Since Inception
(b)
6-Month
Total Returns
w/o sales
charge
w/sales
charge
Institutional ........................................................................................ 27.13% 58.53% N/A
Investor A ......................................................................................... 26.98 58.22 49.91%
Class K .......................................................................................... 27.21 58.75 N/A
MSCI All Country World Index
....................................................................
28.29 40.39 N/A
(a)
Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on May 27, 2020.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of April 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Global Impact Fund
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,271.30 $ 4.79 $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
Investor A ................................ 1,000.00 1,269.80 6.19 1,000.00 1,019.34 5.51 1.10
Class K .................................. 1,000.00 1,272.10 4.28 1,000.00 1,021.03 3.81 0.76
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 55%
China ............................................ 7
Netherlands ....................................... 4
Brazil ............................................ 3
Kenya ........................................... 3
Germany ......................................... 3
Denmark ......................................... 3
Indonesia ......................................... 3
Japan ........................................... 2
Argentina ......................................... 2
Spain ............................................ 2
Colombia ......................................... 2
Canada .......................................... 2
United Kingdom ..................................... 2
France ........................................... 2
India ............................................ 2
South Korea ....................................... 2
Cayman Islands ..................................... 1
Short-Term Securities ................................. 6
Liabilities in Excess of Other Assets ....................... (6)

Fund Summary
as of April 30, 2021

Fund Summary
BlackRock International Impact Fund
Investment Objective
BlackRock International Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
Since inception (June 30, 2020) to April 30, 2021, the Fund outperformed its benchmark, the MSCI All Country World Index ex USA.
What factors influenced performance?
The Fund’s positive performance was attributable to broad base of impact themes, including green energy; efficiency, electrification & digitization; and financial inclusion.
In the financial inclusion category, 360 Digitech, Inc., Safaricom PLC and MercadoLibre, Inc. were top performers. The companies were well positioned to service both individuals and small businesses that were in need of digitalized financial solutions, scalability and access during the pandemic.
Among green energy companies, Vestas Wind Systems A/S and LONGi Green Energy Technology Co. Ltd. led performance. Wuxi Lead Intelligent Equipment Co., Ltd. and
Samsung SDI, Ltd., two major electric vehicle battery equipment makers, were top performers in efficiency, electrification & digitization. Both companies benefited from the positive impact of the long-term trend toward a net-zero economy.
Teva Pharmaceutical Industries, Inc., which continued to face mounting litigation concerns, was the largest detractor in the public health theme. Atlantic Sapphire ASA, which seeks to deliver salmon to the U.S. market in an environmentally friendly way, was a key detractor in the sustainable food and water theme. Jinyu Bio-Technology Co., Ltd., a Chinese biopharmaceutical company focused on animal health, was an additional detractor as a long-awaited vaccine has yet to clear clinical trials.
Describe recent portfolio activity.
The investment adviser either trimmed or exited positions where stock prices exceeded their price targets. This activity was most notable in the renewable energy industry, which faced headwinds from rising interest rates and valuation concerns. However, the investment adviser believes long-term trends in the industry remain intact due to an increased focus on green energy and a net-zero future by governments, companies and individuals.
The investment adviser sought to maintain a well-balanced style exposure by adding cyclical stocks through the financial inclusion, digitization and affordable housing themes. The investment adviser continued to observe a positive structural trend within the sustainable food theme. The global food system needs to double its production by
2050, while simultaneously developing less carbon-intensive methods.
Describe portfolio positioning at period end.
The investment adviser maintains a favorable view on the United States, as well as countries with high sales exposure to the United States, due to the increasing likelihood that a sweeping set of infrastructure spending proposals could pass the U.S. Congress. The investment adviser continues to search for underappreciated drivers of long-term returns. It seeks to use its deep engagements and partnerships with portfolio companies to learn more about their strategic directions and to uncover business risks that could arise from macro events. The investment adviser strives to understand the strong links between impact outcomes and company performance, while using engagement to identify new ways of advancing these outcomes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock International Impact Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended April 30, 2021
(a)
Commencement of operations.
(b)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(c)
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and other financial instruments that have similar economic characteristics to such securities. Equity securities in clude, but are not limited to, common stock, preferred stock, convertible securities and depositary receipts. The Fund may invest in emerging market issuers, and may invest in issuers of any market capitalization, including small- to mid-capitalization companies.
(d)
A free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United
States.
Total Returns
(a)
Since Inception
(b)
6-Month
Total Returns
w/o sales
charge
w/sales
charge
Institutional ........................................................................................ 25.89% 41.25% N/A
Investor A ......................................................................................... 25.68 40.89 33.49%
Class K .......................................................................................... 25.84 41.32 N/A
MSCI All Country World Index ex USA
..............................................................
27.40 32.46 N/A
(a)
Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including sales charges and fees.
(b)
The Fund commenced operations on June 30, 2020.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of April 30, 2021 (continued)

Fund Summary
BlackRock International Impact Fund
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,258.90 $ 4.76 $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
Investor A ................................ 1,000.00 1,256.80 6.16 1,000.00 1,019.34 5.51 1.10
Class K .................................. 1,000.00 1,258.40 4.20 1,000.00 1,021.08 3.76 0.75
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
China ............................................ 14%
United States ...................................... 13
Brazil ............................................ 8
Netherlands ....................................... 8
Kenya ........................................... 5
Germany ......................................... 5
Japan ........................................... 5
Spain ............................................ 5
Denmark ......................................... 5
Indonesia ......................................... 5
Argentina ......................................... 4
Colombia ......................................... 3
United Kingdom ..................................... 3
France ........................................... 3
Canada .......................................... 3
India ............................................ 3
South Korea ....................................... 3
Switzerland ........................................ 2
Cayman Islands ..................................... 1
Short-Term Securities ................................. 10
Liabilities in Excess of Other Assets ....................... (8)

Fund Summary
as of April 30, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Investment Objective
BlackRock Tactical Opportunities Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month reporting period ended April 30, 2021, the Fund underperformed its reference benchmark (75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond
Index/25% MSCI All Country World Index (“ACWI”). For the same period, the Fund outperformed its cash benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund’s relative value positions across developed market bonds detracted from performance. A relative underweight in European bonds versus Australian and Canadian bonds hurt performance late in the period, as Europe outperformed amid a sharp increase in nominal yields worldwide.
Thematic macro views were a key contributor to performance. A short position in the U.S. dollar against a basket of developed market currencies (primarily the Euro) boosted returns, as did longs in global equities and shorts in U.S. and German bonds. In equities, the Fund was positioned for economic reopening. Long positions in retail and energy stocks versus short positions in technology and healthcare contributed to results, as did an outright long in global equities given the significant recovery in the stock market.
During the period, the Fund used derivatives as an efficient means to take active views on interest rates, equity indices and currencies. The derivatives used included equity index and sovereign bond futures, total return swaps, interest rate swaps and currency forward contracts. These positions make up a significant portion of the portfolio given the Fund’s investment approach of trading interest rates, equity indices and currencies across global markets. The use of derivatives instead of physical instruments had a negative impact on the Fund’s returns. The Fund also held an elevated allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position did not have a material impact on performance for the period.
Describe recent portfolio activity.
The Fund began the period with a net long in stocks and a net short in bonds, based on the belief that the gradual resumption of activity following the initial COVID-19 outbreak represented a strong tailwind for global equities. In addition, the investment adviser believed massive monetary and fiscal stimulus across the world would support stocks but keep bond yields at extreme lows. The Fund maintained this high-level positioning over the period, but with some changes to its regional allocations.
In equities, the Fund began the period with long positions in Asia ex-Japan and Europe and short positions in Japan and the emerging markets. The Fund subsequently moved to a short in North America and a long in Japan early in the period. In late 2020, the Fund increased its overall long in equities, moving to a long in North America and adding exposure to Japan and the emerging markets based on expectations that renewed consumer spending and the distribution of COVID-19 vaccines would lead to further upside. The Fund maintained this sizable long position before trimming overall equity exposure to a more modest long in April 2021 in response to the market’s strong performance. The Fund moved to a short in Asia ex-Japan, but it maintained longs in Japan, North America, Europe and the emerging markets at the close of the period.
The Fund moved further short in fixed income. This positioning was driven by a significant short in Europe, where growth continued to firm but increased inflationary pressures appeared to be underappreciated by the market. The Fund also initiated a modest short in U.S. bonds in the third quarter 2020 and generally maintained this stance for the rest of the period. The Fund held modest long positions in emerging market and Asia ex-Japan bonds (specifically Australia), before moving to a roughly neutral stance on the emerging markets by the end of the period.
In currencies, the Fund maintained a short in the U.S. dollar versus a developed market basket (primarily the euro, but also the Canadian dollar, Australian dollar and
Japanese yen).
Describe portfolio positioning at period end.
The Fund ended April 2021 net long in equities and net short in bonds on the view that the current cyclical recovery has scope to continue given the historic levels of policy support and easing of COVID-19 restrictions. While inflation is bouncing back, there is no evidence yet of broad-based overheating despite a continued rise in annual inflation rates.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2021 (continued)

Fund Summary
BlackRock Tactical Opportunities Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund’s total returns from
May 15, 2012 through January 28, 2016 are the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio. The Fund’s total returns prior to May 15, 2012 are the returns of the Fund when it followed different investment strategies under the name BlackRock Asset Allocation Portfolio.
(c)
An unmanaged index that tracks 3-month U.S. Treasury securities. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the "Index").
Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the lndex . Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
(d)
MSCI All Country World Index comprises large and mid-capitalization developed and emerging market equities.
(e)
A sub-index of the Bloomberg Barclays U.S. Treasury Index, which measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury and includes a maturity constraint of at least one year and up to, but not including, three years until final maturity.
(f)
A customized weighted index comprised of 75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index and 25% MSCI All Country World Index.

Fund Summary
as of April 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Performance Summary for the Period Ended April 30, 2021
Expense Example
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .............................................. 3.66% 6.18% N/A 4.73% N/A 3.64% N/A
Service ................................................ 3.49 5.86 N/A 4.45 N/A 3.34 N/A
Investor A ............................................... 3.47 5.77 0.22% 4.40 3.28% 3.32 2.77%
Investor C ............................................... 3.05 5.02 4.02 3.65 3.65 2.76 2.76
Class K ................................................ 3.73 6.25 N/A 4.79 N/A 3.52 N/A
Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index
............
0.08 0.24 N/A 1.72 N/A 1.26 N/A
ICE BofA 3-Month U.S. Treasury Bill Index
.....................
0.05 0.11 N/A 1.18 N/A 0.63 N/A
75% Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index/25% MSCI All
Country World Index
.................................
6.67 10.38 N/A 4.86 N/A 3.39 N/A
MSCI All Country World Index
.............................
28.29 45.75 N/A 13.85 N/A 9.17 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund’s total returns from
May 15, 2012 through January 28, 2016 are the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio. The Fund’s total returns prior to May 15, 2012 are the returns of the Fund when it followed different investment strategies under the name BlackRock Asset Allocation Portfolio.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,036.60 $ 3.99 $ 1,000.00 $ 1,020.88 $ 3.96 0.79%
Service .................................. 1,000.00 1,034.90 5.35 1,000.00 1,019.54 5.31 1.06
Investor A ................................ 1,000.00 1,034.70 5.90 1,000.00 1,018.99 5.86 1.17
Investor C ................................ 1,000.00 1,030.50 9.57 1,000.00 1,015.37 9.49 1.90
Class K .................................. 1,000.00 1,037.30 3.28 1,000.00 1,021.57 3.26 0.65
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
TEN LARGEST HOLDINGS
Security
(a)
Percent of
Net Assets
U.S. Treasury Notes, 1.50%, 09/15/22 .................... 10%
U.S. Treasury Notes, 0.13%, 12/15/23 .................... 10
Apple, Inc. ...................................... 2
Microsoft Corp. ................................... 2
Amazon.com, Inc. ................................. 2
Facebook, Inc., Class A ............................. 1
Alphabet, Inc., Class A .............................. 1
Alphabet, Inc., Class C .............................. 1
Berkshire Hathaway, Inc., Class B ...................... 1
Tesla, Inc. ....................................... 1
(a)
Excludes short-term investments.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Common Stocks .................................... 58%
U.S. Treasury Obligations .............................. 19
Preferred Stocks .................................... —
(a)
Warrants ......................................... —
(a)
Rights ........................................... —
(a)
Other Interests ..................................... —
(a)
Asset-Backed Securities ............................... —
(a)
Short-Term Securities ................................ 3
Other Assets Less Liabilities ............................ 20
(a)
Represents less than 1% of the Fund's net assets.

Fund Summary
as of April 30, 2021

Fund Summary
BlackRock U.S. Impact Fund
Investment Objective
BlackRock U.S. Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
Since inception (June 30, 2020) to April 30, 2021, the Fund outperformed its benchmark, the Russell Midcap
®
Index.
What factors influenced performance?
The Fund’s positive performance is attributable to a broad set of impact themes, specifically public health, sustainable food & water and financial inclusion.
Nuance Communications, Inc. stood out as the strongest performer in both the public health theme and the portfolio as a whole. The healthcare-focused software provider performed strongly 2020 and further extended its gains after Microsoft Corp. announced its acquisition of the company in April 2021.
Square, Inc. was a top performer among financial inclusion companies. Square was well positioned to service both individuals and small businesses that were in need of digitalized financial solutions, scalability and access during the pandemic.
Within sustainable food & water, the agri-food company Darling Ingredients, Inc. and the water-technology provider Xylem Inc. were top performers.
The public health theme detracted from relative performance. The online Medicare Advantage broker group eHealth, Inc. detracted the most amid weakening investor sentiment. Atlantic Sapphire ASA, which seeks to deliver salmon to the U.S. market in an environmentally friendly way, was a key detractor in the sustainable food & water theme. View, Inc., a manufacturer of Smart Windows for both commercial building and residential properties that falls within the Fund’s efficiency, eElectrification & digitization theme, was a further detractor of note.
Describe recent portfolio activity.
The investment adviser either trimmed or exited positions where stock prices exceeded their price targets. This activity was most notable in the renewable energy industry, which faced headwinds from rising interest rates and valuation concerns. However, the investment adviser believes long-term trends in the industry remain intact due to an increased focus on green energy and a net-zero future by governments, companies and individuals.
The investment adviser sought to maintain a well-balanced style exposure by adding cyclical stocks through the financial inclusion, digitization and affordable housing themes. The Fund maintained its largest weighting in the public health theme on the belief that many of the key health care trends that occurred in 2020 are set to continue or perhaps even accelerate. This includes the ongoing transition toward value-based care arrangements in the United States from traditional volume-based care, increased interest in precision medicine and targeted therapies, and a general focus on increasing the quality of care while decreasing costs.
The investment adviser continued to observe a positive structural trend within the sustainable food theme. The global food system needs to double its production by 2050, while simultaneously developing less carbon-intensive methods.
Describe portfolio positioning at period end.
The investment adviser retains a favorable view on companies that it believes are well positioned to benefit from the sweeping set of infrastructure spending proposals likely to pass Congress. These include companies within the green energy and efficiency, electrification & digitization themes. The investment adviser continues to search for underappreciated drivers of long-term returns. It seeks to use its deep engagements and partnerships with portfolio companies to learn more about their strategic directions and to uncover business risks that could arise from macro events. The investment adviser strives to understand the strong links between impact outcomes and company performance, while using engagement to identify new ways of advancing these outcomes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock U.S. Impact Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended April 30, 2021
(a)
Commencement of operations.
(b)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(c)
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. securities. The Fund will invest primarily in equity securities and other financial instruments that have similar economic characteristics to such securities. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities and depositary receipts. The Fund may invest in issuers of any market capitalization, including small- to mid-capitalization companies.
(d)
Market capitalization-weighted index comprised of 800 publicly traded U.S. companies with market caps of between $2 and $10 billion. The 800 companies in the Russell Midcap Index are the
800 smallest of the 1,000 companies that comprise Russell 1000 Index.
Total Returns
(a)
Since Inception
(b)
6-Month
Total Returns
w/o sales
charge
w/sales
charge
Institutional ........................................................................................ 25.84% 54.03% N/A
Investor A ......................................................................................... 25.63 53.64 45.57%
Class K .......................................................................................... 25.79 54.09 N/A
Russell Mid c ap
®
Index ............................................................................... 35.42 46.45 N/A
(a)
Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and services fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on June 30, 2020.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of April 30, 2021 (continued)

Fund Summary
BlackRock U.S. Impact Fund
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,258.40 $ 4.76 $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
Investor A ................................ 1,000.00 1,256.30 6.15 1,000.00 1,019.34 5.51 1.10
Class K .................................. 1,000.00 1,257.90 4.20 1,000.00 1,021.08 3.76 0.75
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annuali zed expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Health Care ..................................... 29%
Information Technology .............................. 27
Financials ....................................... 11
Industrials ....................................... 10
Utilities ......................................... 7
Consumer Staples ................................. 6
Real Estate ...................................... 5
Consumer Discretionary ............................. 3
Short-Term Securities ............................... 15
Liabilities in Excess of Other Assets ..................... (13)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

About Fund Performance
2021
BlackRock Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For BlackRock Tactical Opportunities Fund's Class K Shares, performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A
Shares, excluding any front-end sales charges, which are not applicable to Class K Shares. The performance of the BlackRock Tactical Opportunities Fund's Class K Shares
would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A
Shares because Class K Shares have lower expenses than the Investor A Shares.
Service Shares (available only in BlackRock Tactical Opportunities Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year
(but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares (available only in BlackRock Tactical Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end .
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) on the previous page(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2020 and held through April 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2021
Security
Shares
Shares Value
Common Stocks — 93.8%
Brazil — 5.2%
Ambev SA .................. 14,000 $ 38,608
Banco Bradesco SA, ADR
(a)
....... 820 3,567
Banco do Brasil SA
(a)
........... 19,856 107,832
Cia Energetica de Minas Gerais , ADR 33,851 84,289
Cia Paranaense de Energia , ADR ... 6,559 35,683
CPFL Energia SA .............. 14,384 77,851
Duratex SA .................. 6,120 26,668
Energisa SA ................. 7,847 63,735
Light SA .................... 10,124 32,541
Localiza Rent a Car SA
(a)
........ 7,294 85,843
Marfrig Global Foods SA ......... 4,346 15,465
Ultrapar Participacoes SA ........ 16,389 63,329
Ultrapar Participacoes SA, ADR .... 1,284 4,982
640,393
Chile — 0.7%
Empresas CMPC SA ........... 1,748 4,857
Enel Americas SA ............. 110,511 15,731
Enel Americas SA, ADR ......... 9,398 67,478
88,066
China — 36.1%
21Vianet Group, Inc., ADR
(a)
...... 122 3,405
3SBio, Inc.
(a)(b)
................ 6,000 5,672
Addsino Co. Ltd., Class A ........ 200 524
Alibaba Group Holding Ltd.
(a)
...... 1,300 37,580
Alibaba Group Holding Ltd., ADR
(a)
.. 2,751 635,343
Baidu, Inc., ADR
(a)
............. 323 67,937
BeiGene Ltd., ADR
(a)
........... 66 22,674
Beijing Enterprises Water Group Ltd.
(a)
240,000 91,664
Beijing Sinnet Technology Co. Ltd.,
Class A .................. 200 434
BOE Technology Group Co. Ltd., Class
A ...................... 57,600 64,918
BYD Co. Ltd., Class A ........... 1,100 26,985
BYD Co. Ltd., Class H .......... 3,500 72,781
CAR, Inc.
(a)
.................. 18,000 9,202
China Conch Venture Holdings Ltd. .. 3,000 14,155
China Medical System Holdings Ltd. . 15,000 34,646
China Molybdenum Co. Ltd., Class H 105,000 70,923
China Resources Gas Group Ltd. ... 2,000 10,821
China Vanke Co. Ltd., Class H ..... 35,300 123,441
Country Garden Services Holdings Co.
Ltd. ..................... 1,000 10,476
East Group Co. Ltd., Class A ...... 200 192
ENN Energy Holdings Ltd. ........ 1,200 20,478
Focus Media Information Technology
Co. Ltd., Class A ............ 32,100 53,299
Fu Jian Anjoy Foods Co. Ltd., Class A 400 15,537
Ganfeng Lithium Co. Ltd., Class A .. 300 5,026
Ganfeng Lithium Co. Ltd., Class H
(b)
. 1,200 16,075
GCL-Poly Energy Holdings Ltd.
(a)(c)
.. 17,000 4,333
GDS Holdings Ltd., ADR
(a)
........ 186 15,432
Geely Automobile Holdings Ltd. .... 10,000 26,047
GoerTek , Inc., Class A .......... 13,800 79,911
Gotion High-tech Co. Ltd., Class A
(a)
. 200 1,068
Greentown Service Group Co. Ltd. .. 26,000 41,332
Haitong Securities Co. Ltd., Class H . 15,200 13,593
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(b)
............ 800 15,676
Hengtong Optic-electric Co. Ltd., Class
A ...................... 300 535
Huatai Securities Co. Ltd., Class H
(b)
. 45,000 64,212
Iflytek Co. Ltd., Class A .......... 1,181 9,256
Security
Shares
Shares Value
China (continued)
Industrial & Commercial Bank of China
Ltd., Class H ............... 55,000 $ 35,689
Industrial Bank Co. Ltd., Class A .... 12,000 40,224
Innovent Biologics, Inc.
(a)(b)
........ 1,000 10,847
Jafron Biomedical Co. Ltd., Class A .. 1,770 26,302
JD.com, Inc., ADR
(a)
............ 1,922 148,686
Kingdee International Software Group
Co. Ltd.
(a)
................. 17,000 55,984
Lenovo Group Ltd. ............. 118,000 161,230
Li Ning Co. Ltd. ............... 5,500 44,636
Longfor Group Holdings Ltd.
(b)
..... 1,500 9,317
LONGi Green Energy Technology Co.
Ltd., Class A ............... 400 6,100
Meituan Dianping , Class B
(a)(b)
..... 6,400 244,956
MMG Ltd.
(a)
.................. 44,000 28,424
NARI Technology Co. Ltd., Class A .. 400 1,969
NetEase , Inc., ADR ............ 602 67,460
NIO, Inc., ADR
(a)
.............. 1,848 73,624
PICC Property & Casualty Co. Ltd.,
Class H .................. 46,000 45,034
Pinduoduo , Inc., ADR
(a)
.......... 104 13,929
Ping An Insurance Group Co. of China
Ltd., Class A ............... 5,900 65,910
Ping An Insurance Group Co. of China
Ltd., Class H ............... 14,500 158,083
Shanghai Electric Group Co. Ltd., Class
A ...................... 900 709
Shanghai Electric Group Co. Ltd., Class
H ...................... 68,000 23,600
Shenzhen Capchem Technology Co.
Ltd., Class A ............... 1,100 13,034
Shenzhen Investment Ltd. ........ 66,000 24,150
Sinopharm Group Co. Ltd., Class H . 8,000 24,675
Sinotrans Ltd., Class A .......... 68,000 51,137
Sinotrans Ltd., Class H .......... 169,000 77,146
Sinotruk Hong Kong Ltd. ......... 1,500 3,686
Sunac China Holdings Ltd. ....... 1,000 3,879
Sungrow Power Supply Co. Ltd., Class
A ...................... 200 2,758
Sunny Optical Technology Group Co.
Ltd. ..................... 200 4,848
TAL Education Group, ADR
(a)
...... 86 4,898
Tencent Holdings Ltd. ........... 10,000 797,720
Tianjin Zhonghuan Semiconductor Co.
Ltd., Class A ............... 300 1,274
Tianneng Power International Ltd. ... 12,000 22,003
Tongwei Co. Ltd., Class A ........ 1,300 7,020
Tsingtao Brewery Co. Ltd., Class A .. 3,800 53,289
Vipshop Holdings Ltd., ADR
(a)
...... 284 8,739
Weichai Power Co. Ltd., Class A .... 600 1,670
Weichai Power Co. Ltd., Class H ... 3,000 6,944
WuXi AppTec Co. Ltd., Class H
(b)
... 2,400 56,546
WuXi Biologics Cayman, Inc.
(a)(b)
.... 8,500 119,321
WuXi Lead Intelligent Equipment Co.
Ltd., Class A ............... 100 1,358
Xiaomi Corp., Class B
(a)(b)
........ 6,400 20,169
Xinjiang Goldwind Science &
Technology Co. Ltd., Class A .... 6,661 12,481
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 14,200 23,397
Xinyi Solar Holdings Ltd. ......... 8,000 13,343
XPeng , Inc., ADR
(a)
............ 733 21,924
Yadea Group Holdings Ltd.
(b)
...... 4,000 8,757
Zai Lab Ltd., ADR
(a)
............ 22 3,657
Zhejiang Chint Electrics Co. Ltd., Class
A ...................... 200 1,025

BlackRock Advantage ESG Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
China (continued)
Zhejiang Sanhua Intelligent Controls
Co. Ltd., Class A ............ 11,730 $ 38,653
Zhejiang Weixing New Building
Materials Co. Ltd., Class A ..... 11,400 41,315
Zhengzhou Yutong Bus Co. Ltd., Class
A ...................... 200 420
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H .... 15,200 21,011
ZTE Corp., Class A ............ 400 1,781
ZTE Corp., Class H ............ 1,200 2,990
4,445,314
Colombia — 0.1%
Bancolombia SA, ADR .......... 250 7,483
Greece — 0.7%
OPAP SA ................... 5,531 84,824
Hungary — 0.2%
MOL Hungarian Oil & Gas plc
(a)
.... 4,345 30,016
India — 7.2%
Adani Green Energy Ltd.
(a)
........ 568 7,803
Asian Paints Ltd. .............. 2,970 101,551
Axis Bank Ltd.
(a)
............... 5,188 49,872
Dabur India Ltd. ............... 6,481 47,039
EID Parry India Ltd.
(a)
........... 2,770 12,930
HCL Technologies Ltd. .......... 999 12,104
HDFC Bank Ltd.
(a)
............. 1,403 26,657
HDFC Bank Ltd., ADR
(a)
......... 692 48,634
Housing Development Finance Corp.
Ltd. ..................... 5,292 172,335
Infosys Ltd. .................. 4,946 89,887
Infosys Ltd., ADR .............. 496 8,968
Kotak Mahindra Bank Ltd.
(a)
....... 926 21,803
Reliance Industries Ltd. ......... 1,653 44,410
Tata Consultancy Services Ltd. .... 3,487 142,700
Thermax Ltd.
(a)
............... 391 7,786
Titan Co. Ltd. ................ 1,035 20,805
UPL Ltd. .................... 7,351 60,104
Wipro Ltd. ................... 1,659 10,972
886,360
Indonesia — 0.5%
Bank Central Asia Tbk . PT ........ 30,300 67,077
Malaysia — 2.8%
CIMB Group Holdings Bhd. ....... 4,700 4,745
Malayan Banking Bhd. .......... 53,300 107,049
Petronas Dagangan Bhd. ........ 10,200 50,131
Public Bank Bhd. .............. 70,200 71,072
RHB Bank Bhd. ............... 64,400 81,833
Telekom Malaysia Bhd. .......... 21,600 30,090
344,920
Mexico — 2.1%
Arca Continental SAB de CV ...... 1,403 7,549
Coca-Cola Femsa SAB de CV ..... 9,599 45,026
Coca-Cola Femsa SAB de CV, ADR . 379 17,802
Fomento Economico Mexicano SAB de
CV ..................... 5,312 41,230
Fomento Economico Mexicano SAB de
CV, ADR ................. 615 47,663
Grupo Aeroportuario del Centro Norte
SAB de CV
(a)
............... 1,519 9,491
Grupo Bimbo SAB de CV ........ 8,329 16,627
Security
Shares
Shares Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV,
Class O .................. 12,850 $ 72,963
258,351
Peru — 0.1%
Credicorp Ltd.
(a)
............... 101 12,059
Poland — 0.5%
(a)
Bank Polska Kasa Opieki SA ...... 2,115 44,618
Santander Bank Polska SA ....... 257 15,203
59,821
Qatar — 0.4%
Masraf Al Rayan QSC ........... 5,545 6,681
Qatar Islamic Bank SAQ ......... 1,752 8,221
Qatar National Bank QPSC ....... 6,851 33,073
47,975
Romania — 0.2%
NEPI Rockcastle plc ............ 4,584 30,881
Russia — 1.9%
LUKOIL PJSC ................ 10 771
LUKOIL PJSC, ADR ............ 2,684 205,426
Novatek PJSC, GDR ........... 150 27,013
233,210
South Africa — 5.1%
Barloworld Ltd.
(a)
.............. 2,580 17,016
Bidvest Group Ltd. (The) ......... 1,321 15,254
Clicks Group Ltd. .............. 1,701 28,408
FirstRand Ltd. ................ 8,879 31,233
Gold Fields Ltd. ............... 3,421 32,103
Gold Fields Ltd., ADR ........... 3,285 30,813
Growthpoint Properties Ltd. ....... 9,409 9,420
Investec Ltd. ................. 24,227 92,112
Naspers Ltd., Class N ........... 965 219,615
Nedbank Group Ltd.
(a)
........... 664 6,765
Old Mutual Ltd. ............... 78,195 68,065
Standard Bank Group Ltd. ........ 3,455 28,098
Vodacom Group Ltd. ........... 5,041 43,703
622,605
South Korea — 14.1%
AMOREPACIFIC Group ......... 655 43,216
CJ CheilJedang Corp. ........... 157 55,727
Dongkuk Steel Mill Co. Ltd. ....... 1,771 37,933
Doosan Bobcat, Inc.
(a)
........... 454 18,565
Doosan Co. Ltd. .............. 409 23,197
Hanon Systems ............... 771 11,231
Hanwha Solutions Corp.
(a)
........ 730 29,963
Hyundai Elevator Co. Ltd. ........ 541 22,002
Hyundai Mobis Co. Ltd. .......... 102 24,687
Kakao Corp. ................. 177 18,023
KB Financial Group, Inc. ......... 570 28,060
KT Corp., ADR ............... 6,707 84,508
LG Chem Ltd. ................ 112 93,496
LG Display Co. Ltd. ............ 341 7,405
LG Electronics, Inc. ............ 285 40,040
LG Hausys Ltd. ............... 366 29,835
LG Household & Health Care Ltd. ... 54 74,581
LG Innotek Co. Ltd. ............ 86 15,433
NAVER Corp. ................ 289 93,064
POSCO .................... 196 64,056
Samsung C&T Corp. ........... 225 27,381
Samsung Electronics Co. Ltd. ..... 8,821 642,923
Samsung Engineering Co. Ltd.
(a)
.... 651 10,098
Samsung SDI Co. Ltd. .......... 80 46,695

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
South Korea (continued)
Seah Besteel Corp. ............ 258 $ 6,038
Shinhan Financial Group Co. Ltd. ... 1,790 64,325
Shinhan Financial Group Co. Ltd., ADR 703 25,125
SK Hynix, Inc. ................ 225 25,668
SK Innovation Co. Ltd.
(a)
......... 228 55,147
SK Telecom Co. Ltd. ............ 57 15,525
1,733,947
Taiwan — 14.4%
Acer, Inc. ................... 76,000 92,887
AU Optronics Corp. ............ 13,000 15,219
Cathay Financial Holding Co. Ltd. ... 71,000 132,545
CTBC Financial Holding Co. Ltd. ... 131,000 106,613
Delta Electronics, Inc. ........... 21,000 224,971
Eva Airways Corp. ............. 12,000 8,078
Hotai Motor Co. Ltd. ............ 1,000 21,518
MediaTek , Inc.
(a)
............... 3,000 125,768
Taiwan High Speed Rail Corp. ..... 3,000 3,372
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 36,000 758,147
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 1,437 167,755
Tung Ho Steel Enterprise Corp. .... 35,000 74,149
Voltronic Power Technology Corp.
(a)
. 1,000 45,450
1,776,472
Thailand — 1.2%
Home Product Center PCL, NVDR .. 182,400 82,425
PTT PCL, NVDR .............. 14,300 18,304
Siam Cement PCL (The), NVDR .... 3,300 48,903
149,632
Turkey — 0.3%
Arcelik A/S .................. 4,817 20,000
Aselsan Elektronik Sanayi ve Ticaret
A/S ..................... 3,487 6,318
Turkiye Is Bankasi A/S, Class C .... 14,723 8,695
35,013
Total Common Stocks — 93.8%
(Cost: $10,328,571) .............................. 11,554,419
Security
Shares
Shares Value
Investment Companies — 1.9%
iShares MSCI Saudi Arabia ETF
*
... 6,284 $ 237,410
Total Investment Companies — 1.9%
(Cost: $179,578) ................................ 237,410
Preferred Stocks — 0.9%
Brazil — 0.9%
Banco Bradesco SA (Preference) ... 17,881 78,443
Cia Energetica de Minas Gerais
(Preference) ............... 4,216 10,788
Cia Paranaense de Energia
(Preference) ............... 22,564 26,211
115,442
Total Preferred Stocks — 0.9%
(Cost: $100,555) ................................ 115,442
Total Long-Term Investments — 96.6%
(Cost: $10,608,704) .............................. 11,907,271
Short-Term Securities — 3.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02%
(d)*
..... 379,782 379,782
Total Short-Term Securities — 3.1%
(Cost: $379,782) ................................ 379,782
Total Investments — 99.7%
(Cost: $10,988,486) .............................. 12,287,053
Other Assets Less Liabilities — 0.3% ................... 31,769
Net Assets — 100.0% .............................. $ 12,318,822
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Annualized 7-day yield as of period end.
*

BlackRock Advantage ESG Emerging Markets Equity Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
08/18/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 379,782 $ — $ — $ — $ 379,782 379,782 $ 138 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)(c )
......... — 2 — (2) — — — 18
(d )
—
iShares MSCI India ETF
( c )
..... — 681,417 (683,531) 2,114 — — — 18 —
iShares MSCI Saudi Arabia ETF . — 245,941 (72,803) 6,440 57,832 237,410 6,284 637 —
$ 8,552 $ 57,832 $ 617,192 $ 811 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
As of period end, the entity is no longer held.
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage ESG Emerging Markets Equity Fund

Schedule of Investments
(continued)
April 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 5 06/18/21 $ 334 $ (1,166)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 1,166 $ — $ — $ — $ 1,166
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 261,618 $ — $ — $ — $ 261,618
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (1,166) — — — (1,166)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 861,714

BlackRock Advantage ESG Emerging Markets Equity Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil ............................................... $ 604,710 $ 35,683 $ — $ 640,393
Chile ............................................... 88,066 — — 88,066
China ............................................... 1,087,708 3,353,273 4,333 4,445,314
Colombia ............................................ 7,483 — — 7,483
Greece .............................................. — 84,824 — 84,824
Hungary ............................................. — 30,016 — 30,016
India ............................................... 57,602 828,758 — 886,360
Indonesia ............................................ — 67,077 — 67,077
Malaysia ............................................. — 344,920 — 344,920
Mexico .............................................. 258,351 — — 258,351
Peru ................................................ 12,059 — — 12,059
Poland .............................................. — 59,821 — 59,821
Qatar ............................................... 41,294 6,681 — 47,975
Romania ............................................. 30,881 — — 30,881
Russia .............................................. — 233,210 — 233,210
South Africa ........................................... 85,657 536,948 — 622,605
South Korea .......................................... 109,633 1,624,314 — 1,733,947
Taiwan .............................................. 167,755 1,608,717 — 1,776,472
Thailand ............................................. — 149,632 — 149,632
Turkey .............................................. 6,318 28,695 — 35,013
Investment Companies .................................... 237,410 — — 237,410
Preferred Stocks ......................................... 115,442 — — 115,442
Short-Term Securities ....................................... 379,782 — — 379,782
$ 3,290,151 $ 8,992,569 $ 4,333 $ 12,287,053
Derivative Financial Instruments
(a)
Liabilities:
Equity contracts ........................................... $ (1,166) $ — $ — $ (1,166)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2021
Security
Shares
Shares Value
Common Stocks — 95.4%
Australia — 7.2%
Afterpay Ltd.
(a)
................ 72 $ 6,485
Alumina Ltd. ................. 756 1,002
Aristocrat Leisure Ltd. ........... 1,250 35,653
BHP Group Ltd. ............... 3,395 123,564
BHP Group plc ............... 1,227 36,951
BlueScope Steel Ltd. ........... 1,590 26,285
Challenger Ltd. ............... 1,275 5,005
Cochlear Ltd. ................ 328 56,147
Commonwealth Bank of Australia ... 1,097 75,097
Computershare Ltd. ............ 138 1,500
Corporate Travel Management Ltd.
(a)
. 400 5,669
CSL Ltd. .................... 289 60,370
Fortescue Metals Group Ltd. ...... 353 6,107
Glencore plc
(a)
................ 12,824 52,238
IDP Education Ltd. ............. 162 2,830
IOOF Holdings Ltd. ............ 8,563 24,052
Lendlease Corp. Ltd.
(b)
.......... 822 8,032
Link Administration Holdings Ltd. ... 594 2,276
Macquarie Group Ltd. ........... 144 17,750
Medibank Pvt Ltd. ............. 24,426 57,955
Mineral Resources Ltd. .......... 119 4,346
Mirvac Group ................ 1,950 4,040
National Australia Bank Ltd. ....... 993 20,321
Northern Star Resources Ltd. ...... 3,280 26,353
Qantas Airways Ltd.
(a)
........... 3,283 12,453
REA Group Ltd. ............... 284 34,553
Rio Tinto plc ................. 361 30,236
Scentre Group ................ 21,342 44,668
Stockland ................... 7,554 27,222
Tabcorp Holdings Ltd. ........... 2,632 10,035
Technology One Ltd. ........... 672 4,903
Vicinity Centres ............... 2,403 2,937
Westpac Banking Corp. ......... 953 18,365
WiseTech Global Ltd. ........... 483 11,625
Worley Ltd. .................. 1,477 12,256
869,281
Austria — 0.6%
ANDRITZ AG ................ 344 18,693
Raiffeisen Bank International AG ... 1,195 26,108
Telekom Austria AG ............ 720 5,886
Wienerberger AG .............. 659 25,836
76,523
Belgium — 0.8%
Anheuser-Busch InBev SA/NV ..... 814 57,658
Telenet Group Holding NV ........ 140 5,987
UCB SA .................... 19 1,759
Umicore SA ................. 352 21,388
Warehouses De Pauw CVA ....... 198 6,983
93,775
China — 0.8%
BOC Hong Kong Holdings Ltd. ..... 22,000 77,358
Prosus NV
(a)
................. 196 21,272
Wilmar International Ltd. ......... 100 391
99,021
Denmark — 2.9%
AP Moller - Maersk A/S, Class B .... 12 29,852
Coloplast A/S, Class B .......... 403 66,753
Genmab A/S
(a)
................ 30 11,009
GN Store Nord A/S ............. 651 58,712
ISS A/S
(a)
................... 329 6,238
Novo Nordisk A/S, Class B ....... 2,211 163,100
Security
Shares
Shares Value
Denmark (continued)
Orsted A/S
(c)
................. 119 $ 17,298
ROCKWOOL International A/S, Class B 6 2,684
355,646
Finland — 1.3%
Kone OYJ, Class B ............ 80 6,283
Konecranes OYJ .............. 510 23,474
Neste OYJ .................. 302 18,262
Nordea Bank Abp ............. 6,967 72,210
Sampo OYJ, Class A ........... 189 8,965
UPM- Kymmene OYJ ........... 523 20,453
Valmet OYJ ................. 140 5,848
Wartsila OYJ Abp .............. 452 5,833
161,328
France — 11.3%
Air Liquide SA ................ 330 55,573
ALD SA
(c)
................... 1,941 30,517
Alstom SA
(a)
................. 185 10,103
Alten SA
(a)
.................. 39 4,883
Amundi SA
(a)(c)
................ 745 66,393
Atos SE .................... 358 24,380
AXA SA .................... 1,470 41,520
BNP Paribas SA
(a)
............. 954 61,168
Casino Guichard Perrachon SA
(a)
... 693 24,197
Cie de Saint-Gobain ............ 354 22,336
CNP Assurances .............. 591 10,337
Danone SA .................. 388 27,389
Dassault Systemes SE .......... 244 56,601
Electricite de France SA
(a)
........ 431 6,289
Engie SA ................... 1,271 18,932
Faurecia SE ................. 81 4,376
Hermes International ........... 47 58,990
Imerys SA ................... 383 19,909
Kering SA ................... 151 120,998
Legrand SA ................. 186 18,105
L'Oreal SA .................. 358 146,591
LVMH Moet Hennessy Louis Vuitton SE 160 120,536
Orange SA .................. 1,150 14,321
Pernod Ricard SA ............. 497 102,067
Remy Cointreau SA ............ 93 18,582
Renault SA
(a)
................. 134 5,401
Rexel SA
(a)
.................. 323 6,349
Rubis SCA .................. 14 657
Sanofi ..................... 175 18,348
Schneider Electric SE ........... 828 132,112
SCOR SE
(a)
.................. 171 5,525
Societe Generale SA
(a)
.......... 325 9,245
SPIE SA
(a)
.................. 580 14,661
TOTAL SE .................. 575 25,414
Unibail - Rodamco -Westfield
(a)
...... 169 13,918
Valeo SA ................... 647 20,967
Vinci SA .................... 363 39,832
1,377,522
Germany — 7.7%
adidas AG
(a)
................. 265 81,848
Allianz SE (Registered) .......... 64 16,616
Aroundtown SA ............... 1,998 15,385
Aurubis AG .................. 170 14,614
BASF SE ................... 641 51,659
Bayer AG (Registered) .......... 307 19,865
Bayerische Motoren Werke AG .... 230 23,048
Beiersdorf AG ................ 735 82,960
Covestro AG
(c)
................ 127 8,306
Daimler AG (Registered) ......... 596 53,043

BlackRock Advantage ESG International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Germany (continued)
Deutsche Boerse AG ........... 528 $ 90,988
Deutsche Post AG (Registered) .... 1,930 113,672
E.ON SE ................... 2,902 34,992
Hannover Rueck SE ............ 41 7,571
HelloFresh SE
(a)
............... 425 35,256
Infineon Technologies AG ........ 909 36,451
Knorr- Bremse AG ............. 50 6,129
ProSiebenSat.1 Media SE
(a)
....... 39 847
Puma SE
(a)
.................. 99 10,437
Rheinmetall AG ............... 113 11,790
SAP SE .................... 294 41,166
Siemens AG (Registered) ........ 947 157,993
Siemens Energy AG
(a)
........... 278 9,298
Volkswagen AG ............... 23 7,302
Zalando SE
(a)(c)
............... 94 9,776
941,012
Hong Kong — 2.7%
AIA Group Ltd. ............... 11,600 147,234
ASM Pacific Technology Ltd. ...... 200 3,021
Haitong International Securities Group
Ltd. ..................... 11,000 3,457
Hong Kong Exchanges & Clearing Ltd. 100 6,031
Kerry Properties Ltd. ........... 3,000 10,108
MTR Corp. Ltd. ............... 6,500 36,202
New World Development Co. Ltd. ... 2,000 10,583
Sun Hung Kai Properties Ltd. ...... 2,000 30,085
Swire Properties Ltd. ........... 11,400 34,019
Techtronic Industries Co. Ltd. ...... 1,500 27,217
Wharf Real Estate Investment Co. Ltd. 4,000 22,988
330,945
Ireland — 0.4%
Flutter Entertainment plc
(a)
........ 108 22,017
Kerry Group plc, Class A ......... 136 17,629
Kingspan Group plc ............ 162 14,409
54,055
Israel — 1.0%
(a)
Bank Hapoalim BM ............ 4,219 33,531
Israel Discount Bank Ltd., Class A .. 5,595 25,187
Nice Ltd. ................... 185 44,615
Teva Pharmaceutical Industries Ltd. . 1,484 15,782
119,115
Italy — 1.7%
Amplifon SpA
(a)
............... 50 2,110
Enel SpA ................... 5,659 56,190
FinecoBank Banca Fineco SpA
(a)
... 288 4,954
Intesa Sanpaolo SpA
(a)
.......... 21,988 61,301
Pirelli & C SpA
(a)(c)
............. 5,970 33,543
Prysmian SpA ................ 168 5,256
Terna Rete Elettrica Nazionale SpA .. 2,591 19,100
Unipol Gruppo SpA ............ 3,716 20,308
202,762
Japan — 22.7%
AEON Financial Service Co. Ltd. ... 300 3,415
Alfresa Holdings Corp. .......... 500 8,963
Alps Alpine Co. Ltd. ............ 1,700 20,598
Amada Co. Ltd. ............... 1,400 15,185
ANA Holdings, Inc.
(a)
............ 300 6,888
Asahi Kasei Corp. ............. 3,800 40,031
Asics Corp. .................. 1,500 23,835
Astellas Pharma, Inc. ........... 2,300 34,617
Azbil Corp. .................. 200 8,075
Bandai Namco Holdings, Inc. ...... 100 7,338
Security
Shares
Shares Value
Japan (continued)
Benesse Holdings, Inc. .......... 500 $ 11,041
Calbee , Inc. ................. 400 9,586
Canon Marketing Japan, Inc. ...... 800 19,314
Canon, Inc. .................. 400 9,512
Casio Computer Co. Ltd. ......... 900 15,936
Central Japan Railway Co. ....... 100 14,651
COMSYS Holdings Corp. ........ 400 12,418
Credit Saison Co. Ltd. ........... 200 2,306
Daikin Industries Ltd. ........... 100 20,171
Daito Trust Construction Co. Ltd. ... 100 10,633
Daiwa House Industry Co. Ltd. ..... 500 14,826
DIC Corp. ................... 300 7,668
Disco Corp. .................. 100 32,292
Ebara Corp. ................. 700 29,910
Eisai Co. Ltd. ................ 100 6,522
FANUC Corp. ................ 200 46,057
Fast Retailing Co. Ltd. .......... 100 82,043
FUJIFILM Holdings Corp. ........ 800 51,820
Hitachi Transport System Ltd. ..... 300 9,320
Inpex Corp. .................. 3,800 25,859
Itoham Yonekyu Holdings, Inc. ..... 500 3,217
Japan Post Holdings Co. Ltd.
(a)
..... 800 6,723
KDDI Corp. .................. 2,400 72,551
Keisei Electric Railway Co. Ltd. .... 100 3,123
Keyence Corp. ............... 200 96,011
Kirin Holdings Co. Ltd. .......... 4,300 80,751
Kobe Bussan Co. Ltd. ........... 200 5,343
Koito Manufacturing Co. Ltd. ...... 300 18,714
Komatsu Ltd. ................ 700 20,583
K's Holdings Corp. ............. 300 4,093
Kubota Corp. ................ 1,700 39,994
Kyoritsu Maintenance Co. Ltd. ..... 100 3,179
Kyowa Exeo Corp. ............. 600 15,961
Lintec Corp. ................. 400 8,704
M3, Inc. .................... 300 20,724
Maeda Corp. ................. 1,800 15,380
Medipal Holdings Corp. .......... 2,300 42,321
Mitsubishi HC Capital, Inc. ........ 2,500 14,368
Mitsubishi Heavy Industries Ltd. .... 600 17,861
Mitsubishi Materials Corp. ........ 1,400 31,453
Mitsui Mining & Smelting Co. Ltd. ... 100 3,404
Morinaga & Co. Ltd. ............ 100 3,332
MS&AD Insurance Group Holdings, Inc. 1,300 36,882
Murata Manufacturing Co. Ltd. ..... 300 23,852
NET One Systems Co. Ltd. ....... 100 3,273
NGK Spark Plug Co. Ltd. ........ 200 3,340
Nichirei Corp. ................ 300 7,587
Nihon Unisys Ltd. ............. 100 3,168
Nikon Corp. ................. 1,500 14,124
Nintendo Co. Ltd. .............. 100 57,365
Nippon Paint Holdings Co. Ltd. ..... 1,400 19,997
Nippon Telegraph & Telephone Corp. 1,200 30,255
Nippon Yusen KK .............. 400 15,721
Nitto Denko Corp. ............. 300 24,826
NOK Corp. .................. 700 9,022
Nomura Holdings, Inc. .......... 14,000 75,252
Nomura Research Institute Ltd. .... 200 6,138
Obayashi Corp. ............... 3,200 29,278
Omron Corp. ................. 400 30,290
Oriental Land Co. Ltd. .......... 100 14,176
Otsuka Corp. ................ 200 10,061
Panasonic Corp. .............. 100 1,174
Persol Holdings Co. Ltd. ......... 400 7,366
Recruit Holdings Co. Ltd. ........ 2,000 90,175
Relo Group, Inc. .............. 600 12,330

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Japan (continued)
Rengo Co. Ltd. ............... 1,400 $ 11,620
Resorttrust , Inc. ............... 100 1,593
Ricoh Co. Ltd. ................ 1,300 13,892
Sanwa Holdings Corp. .......... 800 10,335
Sekisui House Ltd. ............. 1,200 24,303
SG Holdings Co. Ltd. ........... 200 4,542
Shimadzu Corp. ............... 100 3,504
Shimizu Corp. ................ 1,700 13,930
SMC Corp. .................. 100 58,108
SoftBank Corp. ............... 2,000 25,781
SoftBank Group Corp. .......... 1,100 99,122
Sompo Holdings, Inc. ........... 200 7,433
Sony Group Corp. ............. 400 39,992
Stanley Electric Co. Ltd. ......... 500 14,313
Sumitomo Chemical Co. Ltd. ...... 14,400 73,500
Sumitomo Forestry Co. Ltd. ....... 1,000 23,090
Sumitomo Metal Mining Co. Ltd. .... 100 4,234
Sumitomo Mitsui Financial Group, Inc. 2,600 91,335
Sumitomo Rubber Industries Ltd. ... 5,500 68,133
Suntory Beverage & Food Ltd. ..... 300 10,127
Sysmex Corp. ................ 200 19,977
T&D Holdings, Inc. ............. 300 3,682
Taisei Corp. ................. 300 11,084
Takeda Pharmaceutical Co. Ltd. .... 3,000 100,202
Tokio Marine Holdings, Inc. ....... 1,300 62,344
Tokyo Electron Ltd. ............ 200 90,838
Tokyo Gas Co. Ltd. ............ 300 6,088
Toshiba Corp. ................ 200 8,266
Toyo Seikan Group Holdings Ltd. ... 600 7,032
Toyo Suisan Kaisha Ltd. ......... 100 4,078
Toyoda Gosei Co. Ltd. .......... 400 9,804
Toyota Boshoku Corp. .......... 300 5,597
Toyota Motor Corp. ............ 700 52,377
Unicharm Corp. ............... 2,100 81,628
Welcia Holdings Co. Ltd. ......... 800 24,961
Yamada Holdings Co. Ltd. ........ 2,300 11,450
Yaoko Co. Ltd. ............... 100 6,379
2,758,946
Luxembourg — 0.1%
Aperam SA .................. 192 9,937
Netherlands — 6.5%
Adyen NV
(a)(c)
................ 5 12,305
Aegon NV ................... 6,591 30,545
Akzo Nobel NV ............... 388 46,587
Argenx SE
(a)
................. 10 2,874
ASML Holding NV ............. 302 196,041
Euronext NV
(c)
................ 263 26,453
Flow Traders
(c)
................ 409 16,886
Heineken NV ................ 247 28,652
ING Groep NV ................ 4,498 57,462
JDE Peet's NV
(a)
.............. 460 17,885
Koninklijke Ahold Delhaize NV ..... 1,470 39,560
NN Group NV ................ 876 43,693
PostNL NV .................. 1,947 10,170
Randstad NV ................ 1,044 75,327
Royal Dutch Shell plc, Class A ..... 5,184 97,544
Royal Dutch Shell plc, Class B ..... 4,566 81,702
783,686
New Zealand — 0.7%
Air New Zealand Ltd.
(a)
.......... 9,543 11,857
Fisher & Paykel Healthcare Corp. Ltd. 640 16,495
Mercury NZ Ltd. ............... 2,608 12,919
Meridian Energy Ltd. ........... 291 1,109
Security
Shares
Shares Value
New Zealand (continued)
Xero Ltd.
(a)
.................. 359 $ 39,108
81,488
Norway — 1.1%
DNB ASA ................... 1,449 31,075
Entra ASA
(c)
................. 374 8,447
Equinor ASA ................. 2,142 43,253
Gjensidige Forsikring ASA ........ 1,795 40,763
Norsk Hydro ASA .............. 870 5,540
129,078
Saudi Arabia — 0.0%
Delivery Hero SE
(a)(c)
............ 5 793
Singapore — 0.8%
DBS Group Holdings Ltd. ........ 1,200 26,893
Keppel Corp. Ltd. .............. 1,100 4,469
NetLink NBN Trust ............. 1,100 802
Oversea-Chinese Banking Corp. Ltd. 1,400 12,798
Singapore Airlines Ltd.
(a)
......... 3,500 13,265
Singapore Post Ltd. ............ 2,500 1,445
Singapore Telecommunications Ltd. . 9,800 18,386
United Overseas Bank Ltd. ....... 800 15,946
94,004
Spain — 1.6%
Acciona SA .................. 219 38,071
Amadeus IT Group SA
(a)
......... 62 4,222
Banco Bilbao Vizcaya Argentaria SA . 6,001 33,603
CaixaBank SA
(a)
............... 205 656
Grifols SA ................... 321 8,695
Iberdrola SA ................. 4,273 57,745
Industria de Diseno Textil SA ...... 382 13,592
Naturgy Energy Group SA ........ 202 5,189
Repsol SA .................. 1,048 12,509
Siemens Gamesa Renewable Energy
SA
(a)
.................... 166 5,996
Telefonica SA ................ 2,919 13,528
193,806
Sweden — 3.2%
Alfa Laval AB ................ 152 5,133
Assa Abloy AB, Class B ......... 302 8,610
Atlas Copco AB, Class A ......... 1,262 76,528
Atlas Copco AB, Class B ......... 792 41,096
Dometic Group AB
(c)
............ 241 3,793
Electrolux AB ................ 322 9,037
Elekta AB, Class B ............. 181 2,420
Evolution Gaming Group AB
(c)
..... 160 31,585
ICA Gruppen AB .............. 88 4,056
Intrum AB ................... 271 9,320
Kinnevik AB, Class B
(a)
.......... 838 46,251
Loomis AB .................. 192 6,288
Nibe Industrier AB, Class B ....... 273 9,970
Pandox AB
(a)
................. 522 9,114
Saab AB, Class B ............. 1,255 37,147
SKF AB, Class B .............. 37 956
SSAB AB, Class A
(a)
............ 6 33
Svenska Handelsbanken AB, Class A 184 2,131
Telefonaktiebolaget LM Ericsson, Class
B ...................... 5,956 81,801
385,269
Switzerland — 8.4%
Adecco Group AG (Registered) .... 475 32,195
Alcon, Inc.
(a)
................. 466 35,002
Givaudan SA (Registered) ........ 24 100,564

BlackRock Advantage ESG International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Switzerland (continued)
Kuehne + Nagel International AG
(Registered) ............... 145 $ 43,354
Landis+Gyr Group AG
(a)
......... 91 6,308
Nestle SA (Registered) .......... 2,630 313,840
Novartis AG (Registered) ........ 872 74,413
Roche Holding AG ............. 587 194,341
Sika AG (Registered) ........... 155 46,293
Sonova Holding AG (Registered)
(a)
.. 119 35,236
STMicroelectronics NV .......... 444 16,584
Straumann Holding AG (Registered) . 18 25,725
Swiss Life Holding AG (Registered) .. 3 1,462
Swiss Re AG ................. 264 24,510
UBS Group AG (Registered) ...... 4,881 74,536
1,024,363
United Kingdom — 11.3%
3i Group plc ................. 1,239 21,945
AstraZeneca plc .............. 1,509 160,624
Auto Trader Group plc
(a)(c)
........ 412 3,243
Aviva plc ................... 1,300 7,187
Barratt Developments plc ........ 948 10,108
Bellway plc .................. 184 9,179
BP plc ..................... 12,013 50,291
British Land Co. plc (The) ........ 2,940 21,069
Burberry Group plc
(a)
........... 1,286 36,604
Centrica plc
(a)
................ 12,194 9,545
CNH Industrial NV ............. 622 9,233
Compass Group plc
(a)
........... 1,470 31,979
ConvaTec Group plc
(c)
........... 3,943 11,882
DCC plc .................... 54 4,686
Diageo plc .................. 536 24,062
Dunelm Group plc ............. 1,670 34,010
Entain plc
(a)
.................. 399 9,327
Experian plc ................. 553 21,319
GlaxoSmithKline plc ............ 4,767 88,093
HomeServe plc ............... 2,036 30,769
Howden Joinery Group plc
(a)
...... 1,302 14,545
HSBC Holdings plc ............ 12,945 80,825
ITV plc
(a)
.................... 8,430 14,090
J Sainsbury plc ............... 23,003 75,553
JD Sports Fashion plc
(a)
......... 1,347 17,086
JET2 plc
(a)
.................. 462 9,516
Johnson Matthey plc ........... 791 35,496
Kingfisher plc
(a)
............... 13,117 64,754
Lloyds Banking Group plc ........ 135,237 84,804
Micro Focus International plc ...... 4,291 30,607
Pets at Home Group plc ......... 649 3,983
Prudential plc ................ 1,405 29,750
Redrow plc .................. 652 6,224
RELX plc ................... 1,626 42,187
Rentokil Initial plc .............. 536 3,704
Rightmove plc ................ 2,366 20,057
Royal Mail plc
(a)
............... 2,394 16,402
Sage Group plc (The) ........... 780 6,872
Segro plc ................... 460 6,391
Smiths Group plc .............. 1,091 24,502
SSE plc .................... 1,029 20,861
Standard Chartered plc .......... 501 3,594
Travis Perkins plc
(a)
............ 1,069 22,704
Unilever plc .................. 932 54,434
Unilever plc .................. 370 21,673
Vodafone Group plc ............ 10,203 19,255
Wickes Group plc
(a)
............ 1,198 4,135
Wm Morrison Supermarkets plc .... 15,591 37,445
1,366,604
Security
Shares
Shares Value
United States — 0.6%
Ferguson plc ................. 309 $ 38,973
James Hardie Industries plc, CDI ... 149 4,910
Sims Ltd. ................... 2,143 25,981
69,864
Total Common Stocks — 95.4%
(Cost: $10,429,800) .............................. 11,578,823
Preferred Stocks — 0.8%
Germany — 0.8%
Henkel AG & Co. KGaA (Preference) 413 47,441
Schaeffler AG (Preference) ....... 1,504 13,556
Volkswagen AG (Preference) ...... 129 33,587
94,584
Total Preferred Stocks — 0.8%
(Cost: $95,032) ................................ 94,584
Rights — 0.0%
Netherlands — 0.0%
Euronext NV (Expires 05/10/21)
(a)
... 263 3,083
Switzerland — 0.0%
Credit Suisse Group AG (Expires
05/06/21)
(a)(d)
............... 998 —
Total Rights — 0.0%
(Cost: $–) .................................... 3,083
Total Long-Term Investments — 96.2%
(Cost: $10,524,832) .............................. 11,676,490
Short-Term Securities — 2.5%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02%
(e)*
..... 305,672 305,672
Total Short-Term Securities — 2.5%
(Cost: $305,672) ................................ 305,672
Total Investments — 98.7%
(Cost: $10,830,504) .............................. 11,982,162
Other Assets Less Liabilities — 1.3% ................... 155,353
Net Assets — 100.0% .............................. $ 12,137,515

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(continued)
April 30, 2021
(a)
Commencement of operations.
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
08/18/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b)
.. $ — $ 305,672 $ — $ — $ — $ 305,672 305,672 $ 58 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)(c)
......... — — — — — — — 7
(d)
—
$ — $ — $ 305,672 $ 65 $ —
— —
(b)
Represents net amount purchased (sold).
(c)
As of period end, the entity is no longer held.
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Advantage ESG International Equity Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index .................................................... 3 06/18/21 $ 339 $ 6,622
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 6,622 $ — $ — $ — $ 6,622
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 51,393 $ — $ — $ — $ 51,393
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 6,622 — — — 6,622
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 307,835

2021
BlackRock Annual Report to Shareholders
BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(continued)
April 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia ............................................. $ — $ 869,281 $ — $ 869,281
Austria .............................................. 5,886 70,637 — 76,523
Belgium ............................................. — 93,775 — 93,775
China ............................................... — 99,021 — 99,021
Denmark ............................................. — 355,646 — 355,646
Finland .............................................. — 161,328 — 161,328
France .............................................. — 1,377,522 — 1,377,522
Germany ............................................ 35,256 905,756 — 941,012
Hong Kong ........................................... — 330,945 — 330,945
Ireland .............................................. — 54,055 — 54,055
Israel ............................................... — 119,115 — 119,115
Italy ................................................ — 202,762 — 202,762
Japan ............................................... 34,547 2,724,399 — 2,758,946
Luxembourg .......................................... — 9,937 — 9,937
Netherlands ........................................... 16,886 766,800 — 783,686
New Zealand .......................................... — 81,488 — 81,488
Norway .............................................. 8,447 120,631 — 129,078
Saudi Arabia .......................................... — 793 — 793
Singapore ............................................ — 94,004 — 94,004
Spain ............................................... — 193,806 — 193,806
Sweden ............................................. 9,037 376,232 — 385,269
Switzerland ........................................... — 1,024,363 — 1,024,363
United Kingdom ........................................ 79,967 1,286,637 — 1,366,604
United States .......................................... — 69,864 — 69,864
Preferred Stocks ......................................... — 94,584 — 94,584
Rights ................................................ 3,083 — — 3,083
Short-Term Securities ....................................... 305,672 — — 305,672
$ 498,781 $ 11,483,381 $ — $ 11,982,162
Derivative Financial Instruments
(a)
Assets:
Equity contracts ........................................... $ 6,622 $ — $ — $ 6,622
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Global Impact Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.2%
Argentina — 2.1%
MercadoLibre , Inc.
(a)
............ 713 $ 1,120,109
Brazil — 3.2%
Pagseguro Digital Ltd., Class A
(a)(b)
.. 19,153 876,058
YDUQS Participacoes SA ........ 148,080 802,547
1,678,605
Canada — 1.8%
Shopify, Inc., Class A
(a)
.......... 355 419,791
TransAlta Renewables, Inc. ....... 34,175 541,339
961,130
Cayman Islands — 1.1%
AEA-Bridges Impact Corp., Class A
(a)
55,577 550,212
China — 7.2%
17 Education & Technology Group, Inc.,
ADR
(a)(b)
.................. 67,068 440,637
360 DigiTech , Inc., ADR
(a)
........ 14,352 367,555
China Feihe Ltd.
(c)
............. 239,000 679,096
Jinyu Bio-Technology Co. Ltd., Class A 237,735 799,222
New Oriental Education & Technology
Group, Inc., ADR
(a)
........... 70,245 1,071,939
WuXi Lead Intelligent Equipment Co.
Ltd., Class A ............... 31,376 426,088
3,784,537
Colombia — 1.9%
Millicom International Cellular SA,
SDR
(a)
................... 25,276 998,876
Denmark — 2.8%
Atlantic Sapphire ASA
(a)
......... 52,610 548,895
Vestas Wind Systems A/S ........ 21,895 913,973
1,462,868
France — 1.7%
Nexity SA ................... 16,867 914,085
Germany — 3.0%
LEG Immobilien SE ............ 11,162 1,553,028
India — 1.6%
Bandhan Bank Ltd.
(a)(c)
.......... 191,192 847,434
Indonesia — 2.6%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 4,904,200 1,372,367
Japan — 2.3%
Katitas Co. Ltd. ............... 40,800 1,222,289
Kenya — 3.2%
Safaricom plc ................ 4,455,975 1,667,117
Netherlands — 4.4%
Koninklijke DSM NV ............ 6,241 1,119,013
Koninklijke Philips NV
(a)
.......... 20,827 1,177,624
2,296,637
South Korea — 1.6%
Samsung SDI Co. Ltd. .......... 1,391 811,899
Spain — 2.0%
EDP Renovaveis SA
(a)
.......... 43,617 1,039,332
United Kingdom — 1.8%
Genus plc ................... 13,570 953,046
Security
Shares
Shares Value
United States — 54.9%
1Life Healthcare, Inc.
(a)(b)
......... 16,220 $ 705,732
Agilent Technologies, Inc. ........ 8,037 1,074,065
agilon health, Inc.
(a)
............ 2,988 94,212
Alkami Technology, Inc.
(a)
........ 575 27,422
Avangrid , Inc. ................ 14,136 719,522
Boston Scientific Corp.
(a)
......... 39,087 1,704,193
Brookfield Renewable Corp. ...... 31,279 1,296,559
Chegg , Inc.
(a)
................. 8,051 727,247
Climate Change Crisis Real Impact I
Acquisition Corp., Class A
(a)(b)
.... 28,636 373,700
Danaher Corp. ............... 7,457 1,893,631
Darling Ingredients, Inc.
(a)
........ 15,311 1,063,349
Everbridge , Inc.
(a)
.............. 7,730 1,025,848
First Solar, Inc.
(a)
.............. 6,333 484,665
Grocery Outlet Holding Corp.
(a)
..... 6,490 262,131
ICF International, Inc. ........... 14,674 1,336,214
Invitae Corp.
(a)
................ 13,697 478,025
Itron , Inc.
(a)
.................. 11,782 1,059,673
Jack Henry & Associates, Inc. ..... 8,917 1,451,955
Jaws Acquisition Corp., Class A
(a)
... 60,777 787,670
Laureate Education, Inc., Class A
(a)(b)
. 23,258 319,798
Mimecast Ltd.
(a)
............... 27,646 1,200,389
Natural Order Acquisition Corp.
(a)
... 54,480 569,316
Nuance Communications, Inc.
(a)
.... 29,458 1,566,282
Oak Street Health, Inc.
(a)(b)
........ 16,340 1,007,034
Peridot Acquisition Corp., Class A
(a)(b)
43,265 443,034
Rapid7, Inc.
(a)
................ 9,633 782,681
Software Acquisition Group, Inc. II,
Class A
(a)(b)
................ 35,745 358,165
Square, Inc., Class A
(a)
.......... 2,432 595,402
Sun Communities, Inc. .......... 5,799 967,447
TPG Pace Tech Opportunities Corp.,
Class A
(a)
................. 39,045 403,725
Veeva Systems, Inc., Class A
(a)
.... 2,395 676,468
View, Inc.
(a)
.................. 94,003 819,706
Xylem, Inc. .................. 5,886 651,286
Zoetis, Inc. .................. 10,739 1,858,169
28,784,715
Total Common Stocks — 99.2%
(Cost: $47,897,829) .............................. 52,018,286
Warrants — 0.2%
Cayman Islands — 0.0%
AEA-Bridges Impact Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 12/31/25, Strike
Price USD 11.50)
(a)
.......... 27,191 23,384
United States — 0.2%
(a)
Climate Change Crisis Real Impact
I Acquisition Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 9,805 30,886
Natural Order Acquisition Corp. (Issued/
exercisable 02/23/21, 1 share for
1 warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 48,400 38,720

2021
BlackRock Annual Report to Shareholders
BlackRock Global Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
United States (continued)
View, Inc. (Issued/exercisable 03/11/21,
1 share for 1 warrant, Expires
03/08/26, Strike Price USD 11.50) 3,759 $ 7,480
Total Warrants — 0.2% ............................ 100,470
Total Long-Term Investments — 99.4%
(Cost: $47,897,829) .............................. 52,118,756
Security
Shares
Shares Value
Short-Term Securities — 6.4%
(d)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02% ...... 801,201 $ 801,201
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(e)
............. 2,572,478 2,573,250
Total Short-Term Securities — 6.4%
(Cost: $3,374,451) .............................. 3,374,451
Total Investments — 105.8%
(Cost: $51,272,280) .............................. 55,493,207
Liabilities in Excess of Other Assets — (5.8)% ............ (3,036,316)
Net Assets — 100.0% .............................. $ 52,456,891
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
05/27/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 801,201 $ — $ — $ — $ 801,201 801,201 $ 215 $ —
SL Liquidity Series, LLC, Money
Market Series
(b )
.......... — 2,573,250 — — — 2,573,250 2,572,478 2,479
(c )
—
$ — $ — $ 3,374,451 $ 2,694 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Global Impact Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 213,599 BRL 1,143,907 Citibank NA 05/13/21 $ 3,187
USD 103,272 BRL 564,999 Citibank NA 05/13/21 (655)
USD 153,624 BRL 877,470 Goldman Sachs International 05/13/21 (7,779)
USD 174,806 IDR 2,567,871,532 Citibank NA 05/17/21 (2,728)
(11,162)
$ (7,975)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 3,187 $ — $ — $ 3,187
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 11,162 — — 11,162
For the period ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .... $ — $ — $ — $ 27,578 $ — $ — $ 27,578
Net Change in Unrealized Appreciation
(Depreciation) on:
Forward foreign currency exchange contracts .... — — — (7,975) — — (7,975)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 423,701

2021
BlackRock Annual Report to Shareholders
BlackRock Global Impact Fund

Schedule of Investments
(continued)
April 30, 2021
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Forward foreign currency exchange contracts ................................................................. $ 3,187 $ 11,162
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,187 $ 11,162
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,187 $ 11,162
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
Citibank NA .................................... $ 3,187 $ (3,187) $ — $ — $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(c)
Citibank NA .................................... $ 3,383 $ (3,187) $ — $ — $ 196
Goldman Sachs International ........................ 7,779 — — — 7,779
$ 11,162 $ (3,187) $ — $ — $ 7,975
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

BlackRock Global Impact Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina ............................................ $ 1,120,109 $ — $ — $ 1,120,109
Brazil ............................................... 1,678,605 — — 1,678,605
Canada ............................................. 961,130 — — 961,130
Cayman Islands ........................................ 550,212 — — 550,212
China ............................................... 1,880,131 1,904,406 — 3,784,537
Colombia ............................................ — 998,876 — 998,876
Denmark ............................................. 913,973 548,895 — 1,462,868
France .............................................. — 914,085 — 914,085
Germany ............................................ — 1,553,028 — 1,553,028
India ............................................... — 847,434 — 847,434
Indonesia ............................................ — 1,372,367 — 1,372,367
Japan ............................................... — 1,222,289 — 1,222,289
Kenya .............................................. 1,667,117 — — 1,667,117
Netherlands ........................................... — 2,296,637 — 2,296,637
South Korea .......................................... — 811,899 — 811,899
Spain ............................................... 1,039,332 — — 1,039,332
United Kingdom ........................................ — 953,046 — 953,046
United States .......................................... 28,784,715 — — 28,784,715
Warrants .............................................. 100,470 — — 100,470
Short-Term Securities ....................................... 801,201 — — 801,201
Subtotal ....................................................
$ 39,496,995 $ 13,422,962 $ — $ 52,919,957
Investments valued at NAV
(a)
...................................... 2,573,250
$ —
Total Investments .............................................. $ 55,493,207
$ —
Derivative Financial Instruments
(b)
Assets:
Foreign currency exchange contracts ............................ $ — $ 3,187 $ — $ 3,187
Liabilities:
Foreign currency exchange contracts ............................ — (11,162) — (11,162)
$ — $ (7,975) $ — $ (7,975)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2021
BlackRock Annual Report to Shareholders
BlackRock International Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2021
Security
Shares
Shares Value
Common Stocks — 97.6%
Argentina — 3.7%
MercadoLibre , Inc.
(a)(b)
........... 191 $ 300,057
Brazil — 8.2%
MRV Engenharia e Participacoes SA . 67,361 215,895
Pagseguro Digital Ltd., Class A
(a)(b)
.. 5,121 234,235
YDUQS Participacoes SA ........ 40,441 219,177
669,307
Canada — 2.8%
Shopify, Inc., Class A
(a)
.......... 94 111,156
TransAlta Renewables, Inc. ....... 7,661 121,352
232,508
Cayman Islands — 1.3%
AEA-Bridges Impact Corp., Class A
(a)
11,160 110,484
China — 14.2%
17 Education & Technology Group, Inc.,
ADR
(a)(b)
.................. 16,289 107,019
360 DigiTech , Inc., ADR
(a)
........ 3,877 99,290
China Feihe Ltd.
(c)
............. 64,000 181,850
Jinyu Bio-Technology Co. Ltd., Class A 69,355 233,159
LONGi Green Energy Technology Co.
Ltd., Class A ............... 9,169 139,828
New Oriental Education & Technology
Group, Inc., ADR
(a)
........... 18,895 288,338
WuXi Lead Intelligent Equipment Co.
Ltd., Class A ............... 8,401 114,086
1,163,570
Colombia — 3.3%
Millicom International Cellular SA,
SDR
(a)
................... 6,759 267,107
Denmark — 4.8%
Atlantic Sapphire ASA
(a)
......... 14,063 146,723
Vestas Wind Systems A/S ........ 5,835 243,573
390,296
France — 3.1%
Nexity SA ................... 4,635 251,188
Germany — 5.2%
LEG Immobilien SE ............ 3,029 421,441
India — 2.7%
Bandhan Bank Ltd.
(a)(c)
.......... 50,749 224,939
Indonesia — 4.4%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 1,294,000 362,106
Japan — 5.0%
Eisai Co. Ltd. ................ 1,200 78,266
Katitas Co. Ltd. ............... 11,000 329,539
407,805
Kenya — 5.3%
Safaricom plc ................ 1,159,665 433,866
Security
Shares
Shares Value
Netherlands — 7.6%
Koninklijke DSM NV ............ 1,694 $ 303,734
Koninklijke Philips NV
(a)
.......... 5,569 314,889
618,623
South Korea — 2.6%
Samsung SDI Co. Ltd. .......... 366 213,627
Spain — 4.9%
Acciona SA .................. 703 122,211
EDP Renovaveis SA
(a)
.......... 11,544 275,077
397,288
Switzerland — 2.1%
Landis+Gyr Group AG
(a)
......... 2,432 168,584
United Kingdom — 3.1%
Genus plc ................... 3,640 255,644
United States — 13.3%
Brookfield Renewable Corp. ...... 8,277 343,093
European Sustainable Growth
Acquisition Corp., Class A
(a)
..... 10,245 99,991
Laureate Education, Inc., Class A
(a)(b)
. 6,179 84,961
Mimecast Ltd.
(a)
............... 7,395 321,091
Peridot Acquisition Corp., Class A
(a)(b)
13,085 133,991
Software Acquisition Group, Inc. II,
Class A
(a)
................. 10,375 103,958
1,087,085
Total Common Stocks — 97.6%
(Cost: $6,759,629) .............................. 7,975,525
Warrants — 0.0%
United States — 0.0%
European Sustainable Growth
Acquisition Corp. (Issued/
exercisable 04/06/21, 1 share for
1 warrant, Expires 01/21/28, Strike
Price USD 11.50)
(a)
.......... 4,705 2,870
Total Warrants — 0.0% ............................ 2,870
Total Long-Term Investments — 97.6%
(Cost: $6,759,629) .............................. 7,978,395
Short-Term Securities — 10.3%
(d)
*
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02% ...... 141,431 141,431
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(e)
............. 698,710 698,919
Total Short-Term Securities — 10.3%
(Cost: $840,350) ................................ 840,350
Total Investments — 107.9%
(Cost: $7,599,979) .............................. 8,818,745
Liabilities in Excess of Other Assets — (7.9)% ............ (647,610)
Net Assets — 100.0% .............................. $ 8,171,135
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*

BlackRock International Impact Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
06/30/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 141,431 $ — $ — $ — $ 141,431 141,431 $ 42 $ —
SL Liquidity Series, LLC, Money
Market Series
(b )
.......... — 698,919 — — — 698,919 698,710 1,730
(c )
—
$ — $ — $ 840,350 $ 1,772 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2021
BlackRock Annual Report to Shareholders
BlackRock International Impact Fund

Schedule of Investments
(continued)
April 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 78,773 BRL 421,862 Citibank NA 05/13/21 $ 1,175
USD 38,725 BRL 211,861 Citibank NA 05/13/21 (246)
USD 53,748 BRL 306,999 Goldman Sachs International 05/13/21 (2,722)
USD 45,432 IDR 667,390,825 Citibank NA 05/17/21 (708)
(3,676)
$ (2,501)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 1,175 $ — $ — $ 1,175
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 3,676 — — 3,676
For the period ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .... $ — $ — $ — $ 5,429 $ — $ — $ 5,429
Net Change in Unrealized Appreciation
(Depreciation) on:
Forward foreign currency exchange contracts .... — — — (2,501) — — (2,501)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 250,780

BlackRock International Impact Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Forward foreign currency exchange contracts ................................................................. $ 1,175 $ 3,676
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,175 $ 3,676
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,175 $ 3,676
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Citibank NA .................................... $ 1,175 $ (954) $ — $ — $ 221
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Citibank NA .................................... $ 954 $ (954) $ — $ — $ —
Goldman Sachs International ........................ 2,722 — — — 2,722
$ 3,676 $ (954) $ — $ — $ 2,722
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock International Impact Fund

Schedule of Investments
(continued)
April 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina ............................................ $ 300,057 $ — $ — $ 300,057
Brazil ............................................... 669,307 — — 669,307
Canada ............................................. 232,508 — — 232,508
Cayman Islands ........................................ 110,484 — — 110,484
China ............................................... 494,647 668,923 — 1,163,570
Colombia ............................................ — 267,107 — 267,107
Denmark ............................................. 243,573 146,723 — 390,296
France .............................................. — 251,188 — 251,188
Germany ............................................ — 421,441 — 421,441
India ............................................... — 224,939 — 224,939
Indonesia ............................................ — 362,106 — 362,106
Japan ............................................... — 407,805 — 407,805
Kenya .............................................. 433,866 — — 433,866
Netherlands ........................................... — 618,623 — 618,623
South Korea .......................................... — 213,627 — 213,627
Spain ............................................... 275,077 122,211 — 397,288
Switzerland ........................................... — 168,584 — 168,584
United Kingdom ........................................ — 255,644 — 255,644
United States .......................................... 1,087,085 — — 1,087,085
Warrants .............................................. 2,870 — — 2,870
Short-Term Securities ....................................... 141,431 — — 141,431
Subtotal ....................................................
$ 3,990,905 $ 4,128,921 $ — $ 8,119,826
Investments valued at NAV
(a)
...................................... 698,919
$ —
Total Investments .............................................. $ 8,818,745
$ —
Derivative Financial Instruments
(b)
Assets:
Foreign currency exchange contracts ............................ $ — $ 1,175 $ — $ 1,175
Liabilities:
Foreign currency exchange contracts ............................ — (3,676) — (3,676)
$ — $ (2,501) $ — $ (2,501)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class
C, (LIBOR USD 3 Month + 3.20%), 3.40%,
01/10/39
(a)(b)(c)
.................... USD 183 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $178,082) ................................. —
Shares
Shares
Common Stocks — 58.3%
Aerospace & Defense — 0.2%
HEICO Corp. ...................... 1,162 163,609
HEICO Corp., Class A ................. 1,568 198,007
Howmet Aerospace, Inc.
(d)
.............. 20,156 644,186
MTU Aero Engines AG ................ 1,155 291,473
Singapore Technologies Engineering Ltd. .... 77,500 224,204
Teledyne Technologies, Inc.
(d)
............ 889 398,050
TransDigm Group, Inc.
(d)
............... 1,658 1,017,581
2,937,110
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc. ........... 9,007 874,400
Deutsche Post AG (Registered) .......... 16,900 995,362
DSV Panalpina A/S .................. 4,229 942,180
Expeditors International of Washington, Inc. .. 18,833 2,068,993
FedEx Corp. ....................... 10,268 2,980,903
United Parcel Service, Inc., Class B ....... 26,352 5,372,119
XPO Logistics, Inc.
(d)
................. 5,346 743,736
13,977,693
Airlines — 0.4%
(d)
Alaska Air Group, Inc. ................. 1,735 119,958
American Airlines Group, Inc. ............ 10,052 218,329
ANA Holdings, Inc. ................... 3,600 82,650
Delta Air Lines, Inc. .................. 56,000 2,627,520
Japan Airlines Co. Ltd. ................ 6,900 147,812
Singapore Airlines Ltd. ................ 6,500 24,634
Southwest Airlines Co. ................ 47,347 2,972,445
United Airlines Holdings, Inc. ............ 5,160 280,704
6,474,052
Auto Components — 0.3%
Aisin Corp. ........................ 3,600 138,564
Aptiv plc
(d)
......................... 847 121,875
Bridgestone Corp. ................... 32,600 1,306,547
Continental AG ..................... 3,327 449,609
Denso Corp. ....................... 6,400 413,779
Faurecia SE ....................... 1,162 62,801
Koito Manufacturing Co. Ltd. ............ 1,200 74,857
Lear Corp. ........................ 292 53,681
NGK Spark Plug Co. Ltd. .............. 33,500 559,442
Stanley Electric Co. Ltd. ............... 3,100 88,742
Sumitomo Electric Industries Ltd. ......... 15,100 224,686
Toyoda Gosei Co. Ltd. ................ 2,100 51,472
Toyota Industries Corp. ................ 5,800 465,676
Valeo SA ......................... 718 23,267
4,034,998
Automobiles — 1.1%
Bayerische Motoren Werke AG .......... 4,259 426,795
Daimler AG (Registered) ............... 8,898 791,911
Ferrari NV ........................ 613 131,315
Ford Motor Co.
(d)
.................... 20,981 242,121
General Motors Co.
(d)
................. 9,157 523,964
Honda Motor Co. Ltd. ................. 35,700 1,064,568
Mazda Motor Corp. .................. 2,000 15,530
Nissan Motor Co. Ltd.
(d)
................ 48,700 244,471
Security
Shares
Shares Value
Automobiles (continued)
Stellantis NV ....................... 19,649 $ 325,714
Subaru Corp. ...................... 40,200 747,457
Suzuki Motor Corp. .................. 3,300 125,224
Tesla, Inc.
(d)
........................ 13,302 9,436,971
Toyota Motor Corp. .................. 30,300 2,267,173
16,343,214
Banks — 3.4%
ABN AMRO Bank NV, CVA
(c)
............ 5,982 77,240
Australia & New Zealand Banking Group Ltd. . 34,321 757,268
Banco Bilbao Vizcaya Argentaria SA ....... 89,931 503,576
Banco Santander SA ................. 256,703 990,246
Bank Leumi Le-Israel BM
(d)
............. 15,370 107,893
Bank of America Corp. ................ 153,915 6,238,175
Banque Cantonale Vaudoise (Registered) ... 761 77,581
Barclays plc ....................... 202,066 489,196
BNP Paribas SA
(d)
................... 14,137 906,433
BOC Hong Kong Holdings Ltd. ........... 43,500 152,957
CaixaBank SA
(d)
..................... 58,093 185,837
Citigroup, Inc. ...................... 45,924 3,271,626
Citizens Financial Group, Inc. ........... 11,410 528,055
Comerica, Inc. ...................... 2,061 154,905
Commonwealth Bank of Australia ......... 23,055 1,578,266
Credit Agricole SA ................... 11,880 183,762
Danske Bank A/S .................... 17,119 325,393
DBS Group Holdings Ltd. .............. 20,900 468,391
Erste Group Bank AG ................. 3,547 126,068
Fifth Third Bancorp .................. 14,686 595,370
First Republic Bank .................. 3,739 685,134
Hang Seng Bank Ltd. ................. 11,600 227,094
HSBC Holdings plc .................. 275,003 1,717,040
Huntington Bancshares, Inc. ............ 20,194 309,372
ING Groep NV ...................... 53,721 686,286
Intesa Sanpaolo SpA
(d)
................ 192,618 537,003
Japan Post Bank Co. Ltd. .............. 25,300 231,355
JPMorgan Chase & Co. ............... 60,155 9,252,441
KBC Group NV
(d)
.................... 3,537 274,431
KeyCorp .......................... 24,302 528,812
M&T Bank Corp. .................... 3,629 572,257
Mitsubishi UFJ Financial Group, Inc. ....... 214,300 1,140,097
Mizuho Financial Group, Inc. ............ 57,450 808,576
National Australia Bank Ltd. ............. 39,933 817,196
Natwest Group plc ................... 64,953 176,270
Nordea Bank Abp ................... 20,207 209,437
Oversea-Chinese Banking Corp. Ltd. ...... 37,800 345,550
People's United Financial, Inc. ........... 5,848 106,024
Regions Financial Corp. ............... 20,576 448,557
Resona Holdings, Inc. ................ 41,000 168,782
Skandinaviska Enskilda Banken AB, Class A . 3,770 48,306
Societe Generale SA
(d)
................ 9,583 272,610
Standard Chartered plc ................ 37,714 270,558
Sumitomo Mitsui Financial Group, Inc. ...... 26,500 930,911
Sumitomo Mitsui Trust Holdings, Inc. ....... 5,600 190,863
SVB Financial Group
(d)
................ 996 569,543
Svenska Handelsbanken AB, Class A ...... 7,493 86,771
Swedbank AB, Class A ................ 6,175 108,403
Truist Financial Corp. ................. 33,098 1,963,042
UniCredit SpA ...................... 30,890 317,302
United Overseas Bank Ltd. ............. 13,600 271,086
US Bancorp ....................... 33,211 1,971,073
Wells Fargo & Co. ................... 90,202 4,063,600
Westpac Banking Corp. ............... 45,342 873,771
Zions Bancorp NA ................... 2,389 133,306
49,031,097

2021
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Beverages — 0.4%
Anheuser-Busch InBev SA/NV ........... 11,203 $ 793,537
Budweiser Brewing Co. APAC Ltd.
(c)
....... 11,800 37,183
Coca-Cola Co. (The) ................. 40,516 2,187,054
Diageo plc ........................ 32,582 1,462,652
Kirin Holdings Co. Ltd. ................ 1,300 24,413
PepsiCo, Inc. ...................... 12,986 1,872,062
Pernod Ricard SA ................... 356 73,110
6,450,011
Biotechnology — 0.6%
AbbVie, Inc. ....................... 26,034 2,902,791
Alexion Pharmaceuticals, Inc.
(d)
.......... 1,429 241,044
Amgen, Inc. ....................... 8,011 1,919,756
Biogen, Inc.
(d)
...................... 1,367 365,440
CSL Ltd. .......................... 4,624 965,928
Genmab A/S
(d)
...................... 226 82,933
Gilead Sciences, Inc. ................. 15,334 973,249
Regeneron Pharmaceuticals, Inc.
(d)
........ 981 472,155
Vertex Pharmaceuticals, Inc.
(d)
........... 1,901 414,798
8,338,094
Building Products — 0.6%
AGC, Inc. ......................... 2,000 91,199
Allegion plc ........................ 4,401 591,406
AO Smith Corp. ..................... 2,254 152,709
Assa Abloy AB, Class B ............... 5,036 143,574
Carrier Global Corp. .................. 24,073 1,049,101
Cie de Saint-Gobain .................. 7,397 466,715
Daikin Industries Ltd. ................. 4,900 988,403
Fortune Brands Home & Security, Inc. ...... 3,752 393,885
Geberit AG (Registered) ............... 1,358 893,576
Johnson Controls International plc ........ 23,773 1,482,009
Kingspan Group plc .................. 2,752 244,777
Lennox International, Inc. .............. 1,024 343,388
Masco Corp. ....................... 7,261 463,833
Nibe Industrier AB, Class B ............. 1,348 49,230
Rockwool International A/S, Class B ....... 260 116,297
Trane Technologies plc ................ 8,570 1,489,723
8,959,825
Capital Markets — 1.8%
3i Group plc ....................... 11,669 206,679
Ameriprise Financial, Inc. .............. 2,867 740,833
Amundi SA
(c)(d)
...................... 1,014 90,366
Apollo Global Management, Inc. .......... 409 22,646
ASX Ltd. ......................... 2,261 127,043
Bank of New York Mellon Corp. (The) ...... 19,178 956,599
Blackstone Group, Inc. (The), Class A ...... 1,848 163,530
Cboe Global Markets, Inc. .............. 2,222 231,910
Charles Schwab Corp. (The) ............ 27,728 1,952,051
CME Group, Inc. .................... 7,260 1,466,447
Credit Suisse Group AG (Registered) ...... 50,534 529,595
Daiwa Securities Group, Inc. ............ 25,400 135,537
Deutsche Bank AG (Registered)
(d)
......... 27,995 390,006
Deutsche Boerse AG ................. 3,255 560,919
FactSet Research Systems, Inc. .......... 268 90,107
Franklin Resources, Inc. ............... 7,847 235,410
Goldman Sachs Group, Inc. (The) ........ 6,735 2,346,811
Hargreaves Lansdown plc .............. 3,145 74,668
Hong Kong Exchanges & Clearing Ltd. ..... 14,300 862,448
Intercontinental Exchange, Inc. .......... 13,040 1,534,938
Invesco Ltd. ....................... 5,048 136,296
Japan Exchange Group, Inc. ............ 6,300 147,757
Julius Baer Group Ltd. ................ 2,949 185,603
London Stock Exchange Group plc ........ 3,948 403,361
Macquarie Group Ltd. ................. 4,754 585,990
Security
Shares
Shares Value
Capital Markets (continued)
Magellan Financial Group Ltd. ........... 1,069 $ 39,825
MarketAxess Holdings, Inc. ............. 713 348,272
Moody's Corp. ...................... 3,572 1,167,008
Morgan Stanley ..................... 29,804 2,460,320
MSCI, Inc. ........................ 1,664 808,321
Nasdaq, Inc. ....................... 2,628 424,527
Natixis SA ......................... 3,766 18,389
Nomura Holdings, Inc. ................ 52,400 281,658
Northern Trust Corp. .................. 4,777 543,623
Partners Group Holding AG ............. 265 377,484
Raymond James Financial, Inc. .......... 1,832 239,589
S&P Global, Inc. .................... 6,051 2,362,250
SBI Holdings, Inc. ................... 2,000 56,530
Schroders plc ...................... 2,048 102,038
SEI Investments Co. .................. 1,208 74,220
St. James's Place plc ................. 3,511 66,036
Standard Life Aberdeen plc ............. 34,377 131,741
State Street Corp. ................... 8,051 675,881
T. Rowe Price Group, Inc. .............. 4,408 789,914
UBS Group AG (Registered) ............ 70,511 1,076,746
26,221,922
Chemicals — 1.2%
Air Liquide SA ...................... 9,147 1,540,377
Air Products & Chemicals, Inc. ........... 2,553 736,489
Akzo Nobel NV ..................... 1,776 213,243
Albemarle Corp. .................... 1,550 260,663
Arkema SA ........................ 373 46,631
Asahi Kasei Corp. ................... 11,000 115,879
Axalta Coating Systems Ltd.
(d)
........... 1,697 54,117
BASF SE ......................... 16,385 1,320,489
Chr Hansen Holding A/S
(d)
.............. 2,828 259,631
Corteva, Inc. ....................... 1,696 82,697
Covestro AG
(c)
...................... 1,157 75,667
Dow, Inc. ......................... 11,117 694,813
DuPont de Nemours, Inc. .............. 8,303 640,244
Ecolab, Inc. ....................... 3,895 872,947
FMC Corp. ........................ 419 49,543
Givaudan SA (Registered) .............. 292 1,223,531
International Flavors & Fragrances, Inc. ..... 4,491 638,485
Kansai Paint Co. Ltd. ................. 2,200 55,394
Koninklijke DSM NV .................. 4,054 726,883
Kuraray Co. Ltd. .................... 27,400 297,844
Linde plc ......................... 9,464 2,705,190
LyondellBasell Industries NV, Class A ...... 2,744 284,663
Nippon Paint Holdings Co. Ltd. ........... 9,000 128,555
Nippon Sanso Holdings Corp. ........... 5,700 107,231
Novozymes A/S, Class B ............... 3,324 235,747
Orica Ltd. ......................... 7,775 80,947
PPG Industries, Inc. .................. 1,722 294,875
Sherwin-Williams Co. (The) ............. 3,296 902,676
Shin-Etsu Chemical Co. Ltd. ............ 5,900 995,933
Sika AG (Registered) ................. 2,540 758,603
Solvay SA ......................... 2,658 337,998
Umicore SA ....................... 2,789 169,467
16,907,452
Commercial Services & Supplies — 0.5%
Brambles Ltd. ...................... 69,743 558,706
Cintas Corp. ....................... 2,882 994,693
Copart, Inc.
(d)
...................... 5,631 701,116
Dai Nippon Printing Co. Ltd. ............ 2,500 49,538
Rentokil Initial plc .................... 66,811 461,749
Republic Services, Inc. ................ 8,007 851,144
Rollins, Inc. ........................ 14,489 540,150
Secom Co. Ltd. ..................... 2,600 216,669

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Securitas AB, Class B ................. 4,566 $ 77,724
Toppan Printing Co. Ltd. ............... 1,000 17,078
Waste Connections, Inc. ............... 6,378 759,684
Waste Management, Inc. ............... 12,573 1,734,697
6,962,948
Communications Equipment — 0.1%
Cisco Systems, Inc. .................. 13,097 666,768
Nokia OYJ
(d)
....................... 42,438 201,027
Telefonaktiebolaget LM Ericsson, Class B ... 4,930 67,709
935,504
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios
SA ........................... 8,462 275,698
Ferrovial SA ....................... 29,426 835,435
HOCHTIEF AG
(d)
.................... 5,475 513,397
Obayashi Corp. ..................... 25,400 232,396
Quanta Services, Inc. ................. 2,147 207,486
Vinci SA .......................... 5,986 656,842
2,721,254
Construction Materials — 0.2%
CRH plc .......................... 11,579 546,346
HeidelbergCement AG ................ 3,843 352,147
James Hardie Industries plc, CDI ......... 7,266 239,446
LafargeHolcim Ltd. (Registered)
(d)
......... 22,634 1,396,692
Taiheiyo Cement Corp. ................ 2,200 55,235
2,589,866
Consumer Finance — 0.3%
Ally Financial, Inc. ................... 1,114 57,315
American Express Co. ................ 13,388 2,053,050
Capital One Financial Corp. ............. 8,726 1,300,872
Discover Financial Services ............. 5,718 651,852
Synchrony Financial .................. 10,036 438,975
4,502,064
Containers & Packaging — 0.6%
Avery Dennison Corp. ................. 5,325 1,140,455
Ball Corp. ......................... 27,746 2,598,136
Crown Holdings, Inc. ................. 12,653 1,389,299
International Paper Co. ................ 14,274 827,892
Packaging Corp. of America ............ 6,858 1,012,584
Sealed Air Corp. .................... 10,871 537,027
Smurfit Kappa Group plc ............... 2,366 120,951
WestRock Co. ...................... 27,840 1,552,080
9,178,424
Distributors — 0.2%
Genuine Parts Co. ................... 16,466 2,057,756
LKQ Corp.
(d)
....................... 17,297 807,943
Pool Corp. ........................ 1,579 667,159
3,532,858
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B
(d)
....... 40,151 11,039,518
Equitable Holdings, Inc. ............... 3,028 103,648
EXOR NV ......................... 1,284 105,381
Groupe Bruxelles Lambert SA ........... 3,471 379,565
Investor AB, Class B .................. 3,937 334,199
M&G plc .......................... 32,713 98,192
Mitsubishi HC Capital, Inc. .............. 9,900 56,897
ORIX Corp. ........................ 25,900 418,126
12,535,526
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.5%
AT&T, Inc. ......................... 96,778 $ 3,039,797
BT Group plc
(d)
..................... 135,445 308,943
Cellnex Telecom SA
(c)
................. 4,383 247,920
Deutsche Telekom AG (Registered) ....... 32,251 620,672
Nippon Telegraph & Telephone Corp. ...... 11,200 282,384
Orange SA ........................ 24,189 301,231
Swisscom AG (Registered) ............. 91 49,408
Telefonica SA ...................... 64,446 298,664
Verizon Communications, Inc. ........... 45,859 2,650,192
7,799,211
Electric Utilities — 1.3%
AusNet Services .................... 109,974 160,972
Edison International .................. 29,293 1,741,469
Electricite de France SA
(d)
.............. 17,878 260,861
Elia Group SA/NV ................... 2,625 284,153
Enel SpA ......................... 170,907 1,696,992
Eversource Energy .................. 19,240 1,658,873
Exelon Corp. ....................... 58,253 2,617,890
Fortum OYJ ....................... 27,491 722,431
Iberdrola SA ....................... 163,719 2,212,492
Longview Energy Co. (Acquired 08/13/04, cost
$48,000)
(a)(d)(e)
.................... 3,200 4,704
NextEra Energy, Inc. ................. 68,136 5,281,221
Orsted A/S
(c)
....................... 5,107 742,378
Red Electrica Corp. SA ................ 2,461 45,179
SSE plc .......................... 28,312 573,985
Terna Rete Elettrica Nazionale SpA ........ 79,702 587,520
Verbund AG ....................... 3,713 304,923
18,896,043
Electrical Equipment — 0.5%
ABB Ltd. (Registered) ................. 16,841 547,032
AMETEK, Inc. ...................... 1,754 236,667
Eaton Corp. plc ..................... 6,129 876,018
Emerson Electric Co. ................. 9,757 882,911
Legrand SA ....................... 5,010 487,673
Mitsubishi Electric Corp. ............... 41,400 637,906
Nidec Corp. ....................... 6,100 704,361
Prysmian SpA ...................... 6,364 199,108
Rockwell Automation, Inc. .............. 877 231,756
Schneider Electric SE ................. 8,146 1,299,742
Siemens Energy AG
(d)
................. 6,818 228,042
Siemens Gamesa Renewable Energy SA
(d)
.. 3,882 140,217
Vestas Wind Systems A/S .............. 21,945 916,060
7,387,493
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc. ....................... 10,326 456,512
FLIR Systems, Inc. ................... 1,731 103,808
Halma plc ......................... 2,791 99,730
Hamamatsu Photonics KK .............. 5,300 307,200
Hexagon AB, Class B ................. 744 71,066
Hitachi Ltd. ........................ 10,200 504,877
Keyence Corp. ..................... 2,800 1,344,149
Kyocera Corp. ...................... 8,600 522,133
Murata Manufacturing Co. Ltd. ........... 1,200 95,409
Omron Corp. ....................... 3,100 234,750
TDK Corp. ........................ 1,100 149,174
TE Connectivity Ltd. .................. 6,393 859,667
Trimble, Inc.
(d)
...................... 2,085 170,970
Zebra Technologies Corp., Class A
(d)
....... 432 210,704
5,130,149
Energy Equipment & Services — 0.0%
NOV, Inc.
(d)
........................ 4,940 73,853

2021
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Entertainment — 1.0%
Activision Blizzard, Inc. ................ 16,600 $ 1,513,754
Electronic Arts, Inc. .................. 6,427 913,148
Live Nation Entertainment, Inc.
(d)
......... 1,686 138,050
Netflix, Inc.
(d)
....................... 8,022 4,119,056
Nexon Co. Ltd. ..................... 2,800 92,617
Nintendo Co. Ltd. .................... 1,300 745,749
Roku, Inc.
(d)
........................ 500 171,485
Take-Two Interactive Software, Inc.
(d)
....... 2,363 414,423
Ubisoft Entertainment SA
(d)
............. 237 17,786
Vivendi SE
(d)
....................... 11,613 404,835
Walt Disney Co. (The)
(d)
............... 35,163 6,541,021
15,071,924
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc. ....... 2,688 486,797
American Tower Corp. ................ 8,254 2,102,872
AvalonBay Communities, Inc. ........... 2,714 521,088
Boston Properties, Inc. ................ 2,943 321,817
British Land Co. plc (The) .............. 887 6,356
Covivio .......................... 827 73,777
Crown Castle International Corp. ......... 7,838 1,481,852
Dexus ........................... 12,918 101,403
Digital Realty Trust, Inc. ............... 4,956 764,760
Duke Realty Corp. ................... 7,360 342,387
Equinix, Inc. ....................... 1,653 1,191,416
Equity Residential ................... 6,435 477,670
Essex Property Trust, Inc. .............. 1,152 334,679
Extra Space Storage, Inc. .............. 1,723 256,193
Federal Realty Investment Trust .......... 927 104,603
Gecina SA ........................ 428 62,650
GLP J-Reit ........................ 19 31,849
Goodman Group .................... 15,168 221,188
GPT Group (The) .................... 20,564 73,193
Healthpeak Properties, Inc. ............. 11,643 399,821
Host Hotels & Resorts, Inc.
(d)
............ 10,442 189,627
Invitation Homes, Inc. ................. 4,895 171,619
Iron Mountain, Inc. ................... 3,409 136,769
Japan Metropolitan Fund Invest .......... 62 61,099
Japan Real Estate Investment Corp. ....... 12 74,378
Kimco Realty Corp. .................. 6,068 127,428
Klepierre SA ....................... 3,605 95,681
Land Securities Group plc .............. 9,353 93,203
Link REIT ......................... 31,800 299,971
Medical Properties Trust, Inc. ............ 1,981 43,681
Mid-America Apartment Communities, Inc. ... 2,069 325,516
Mirvac Group ...................... 31,511 65,291
Nippon Building Fund, Inc. .............. 22 144,386
Nippon Prologis REIT, Inc. .............. 15 48,067
Nomura Real Estate Master Fund, Inc. ..... 54 85,323
Orix JREIT, Inc. ..................... 37 65,267
Prologis, Inc. ....................... 13,936 1,623,962
Public Storage ...................... 2,751 773,471
Realty Income Corp. .................. 8,407 581,344
Regency Centers Corp. ............... 2,662 169,463
SBA Communications Corp. ............ 2,093 627,314
Scentre Group ...................... 63,817 133,568
Segro plc ......................... 6,994 97,165
Simon Property Group, Inc. ............. 5,613 683,327
Stockland ......................... 16,843 60,697
Sun Communities, Inc. ................ 314 52,385
UDR, Inc. ......................... 4,849 225,236
Unibail-Rodamco-Westfield
(d)
............ 1,822 150,045
Ventas, Inc. ....................... 6,153 341,245
VEREIT, Inc. ....................... 1,959 93,718
Vicinity Centres ..................... 41,078 50,200
Vornado Realty Trust ................. 2,982 136,426
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc. ...................... 7,489 $ 561,900
Weyerhaeuser Co. ................... 12,354 478,965
WP Carey, Inc. ..................... 2,075 155,397
18,379,505
Food & Staples Retailing — 1.2%
Aeon Co. Ltd. ...................... 7,900 215,582
Carrefour SA ....................... 12,273 237,691
Coles Group Ltd. .................... 27,504 345,386
Costco Wholesale Corp. ............... 18,453 6,866,177
Jeronimo Martins SGPS SA ............. 31,107 568,082
Koninklijke Ahold Delhaize NV ........... 40,194 1,081,698
Kroger Co. (The) .................... 52,241 1,908,886
Lawson, Inc. ....................... 1,500 67,412
Sysco Corp. ....................... 30,983 2,625,190
Tsuruha Holdings, Inc. ................ 300 34,679
Walgreens Boots Alliance, Inc. ........... 43,533 2,311,602
Welcia Holdings Co. Ltd. ............... 2,200 68,643
Woolworths Group Ltd. ................ 19,022 576,919
16,907,947
Food Products — 0.4%
Ajinomoto Co., Inc. ................... 1,000 19,999
Associated British Foods plc
(d)
........... 3,150 100,507
Danone SA ........................ 6,924 488,762
Kerry Group plc, Class A ............... 1,982 256,911
Kikkoman Corp. ..................... 2,500 153,635
Nestle SA (Registered) ................ 40,221 4,799,600
5,819,414
Gas Utilities — 0.3%
APA Group
(f)
....................... 45,392 350,714
Atmos Energy Corp. .................. 3,354 347,441
Hong Kong & China Gas Co. Ltd. ......... 595,450 955,131
Naturgy Energy Group SA .............. 23,085 593,044
Osaka Gas Co. Ltd. .................. 26,200 507,127
Snam SpA ........................ 102,059 574,292
Toho Gas Co. Ltd. ................... 500 27,866
Tokyo Gas Co. Ltd. .................. 17,300 351,084
UGI Corp. ......................... 2,970 129,819
3,836,518
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories .................. 22,678 2,723,174
Alcon, Inc.
(d)
....................... 5,017 376,831
Align Technology, Inc.
(d)
................ 215 128,039
Ambu A/S, Class B ................... 418 23,396
Baxter International, Inc. ............... 3,566 305,571
Becton Dickinson and Co. .............. 2,636 655,863
Boston Scientific Corp.
(d)
............... 10,634 463,642
Carl Zeiss Meditec AG ................ 547 96,366
Coloplast A/S, Class B ................ 2,125 351,984
Danaher Corp. ..................... 8,822 2,240,259
DexCom, Inc.
(d)
..................... 262 101,158
Edwards Lifesciences Corp.
(d)
........... 4,618 441,111
GN Store Nord A/S ................... 587 52,940
Hoya Corp. ........................ 4,400 500,127
IDEXX Laboratories, Inc.
(d)
.............. 103 56,546
Intuitive Surgical, Inc.
(d)
................ 1,154 998,210
Koninklijke Philips NV
(d)
................ 9,246 522,798
Medtronic plc ...................... 17,403 2,278,401
Olympus Corp. ..................... 13,700 281,967
ResMed, Inc. ...................... 96 18,045
Siemens Healthineers AG
(c)
............. 7,339 419,398
Smith & Nephew plc .................. 10,553 228,407
Sonova Holding AG (Registered)
(d)
........ 480 142,128
Stryker Corp. ...................... 3,119 819,143

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Sysmex Corp. ...................... 1,200 $ 119,860
Terumo Corp. ...................... 8,500 321,404
Zimmer Biomet Holdings, Inc. ........... 655 116,040
14,782,808
Health Care Providers & Services — 1.2%
AmerisourceBergen Corp. .............. 2,876 347,421
Anthem, Inc. ....................... 4,517 1,713,705
Cardinal Health, Inc. .................. 2,221 134,015
Centene Corp.
(d)
.................... 9,125 563,377
Cigna Corp. ....................... 6,433 1,601,881
CVS Health Corp. ................... 28,210 2,155,244
DaVita, Inc.
(d)
....................... 454 52,905
Fresenius Medical Care AG & Co. KGaA .... 5,595 445,509
Fresenius SE & Co. KGaA .............. 11,881 583,943
HCA Healthcare, Inc. ................. 5,369 1,079,491
Henry Schein, Inc.
(d)
.................. 1,676 121,510
Humana, Inc. ...................... 1,974 878,904
Laboratory Corp. of America Holdings
(d)
..... 1,723 458,094
McKesson Corp. .................... 3,203 600,755
Quest Diagnostics, Inc. ................ 2,640 348,163
UnitedHealth Group, Inc. ............... 16,127 6,431,448
Universal Health Services, Inc., Class B .... 1,282 190,262
17,706,627
Health Care Technology — 0.0%
M3, Inc. .......................... 4,100 283,228
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A
(d)
................. 2,448 422,794
Aristocrat Leisure Ltd. ................. 5,829 166,257
Booking Holdings, Inc.
(d)
............... 971 2,394,564
Caesars Entertainment, Inc.
(d)
........... 3,391 331,775
Carnival Corp.
(d)
..................... 32,667 913,369
Chipotle Mexican Grill, Inc.
(d)
............ 432 644,557
Compass Group plc
(d)
................. 19,588 426,123
Darden Restaurants, Inc. .............. 2,044 299,896
Domino's Pizza, Inc. .................. 757 319,711
DraftKings, Inc., Class A
(d)
.............. 6,033 341,830
Evolution Gaming Group AB
(c)
........... 419 82,714
Expedia Group, Inc.
(d)
................. 4,085 719,899
Flutter Entertainment plc
(d)
.............. 1,567 319,449
Hilton Worldwide Holdings, Inc.
(d)
......... 8,121 1,045,173
Las Vegas Sands Corp.
(d)
.............. 14,983 917,859
Marriott International, Inc., Class A
(d)
....... 7,936 1,178,655
McDonald's Corp. ................... 14,765 3,485,721
MGM Resorts International ............. 14,116 574,803
Norwegian Cruise Line Holdings Ltd.
(d)
...... 5,491 170,496
Oriental Land Co. Ltd. ................ 1,800 255,170
Penn National Gaming, Inc.
(d)
............ 2,346 209,075
Royal Caribbean Cruises Ltd.
(d)
.......... 8,252 717,511
Sodexo SA
(d)
....................... 1,062 106,251
Starbucks Corp. ..................... 22,544 2,581,063
Vail Resorts, Inc.
(d)
................... 482 156,727
Wynn Resorts Ltd.
(d)
.................. 3,982 511,289
Yum! Brands, Inc. ................... 7,679 917,794
20,210,525
Household Durables — 0.6%
DR Horton, Inc. ..................... 9,349 918,913
Garmin Ltd. ........................ 12,299 1,687,915
Leggett & Platt, Inc. .................. 1,667 82,800
Lennar Corp., Class A ................. 8,406 870,862
Mohawk Industries, Inc.
(d)
.............. 4,168 856,524
Newell Brands, Inc. .................. 11,711 315,728
NVR, Inc.
(d)
........................ 98 491,774
Panasonic Corp. .................... 23,300 273,589
Security
Shares
Shares Value
Household Durables (continued)
PulteGroup, Inc. .................... 8,932 $ 528,060
Sony Group Corp. ................... 16,800 1,679,646
Whirlpool Corp. ..................... 4,965 1,173,974
8,879,785
Household Products — 0.3%
Procter & Gamble Co. (The) ............ 19,932 2,659,327
Reckitt Benckiser Group plc ............. 11,445 1,019,036
Unicharm Corp. ..................... 2,100 81,628
3,759,991
Independent Power and Renewable Electricity Producers — 0.0%
Uniper SE ......................... 13,834 504,778
Industrial Conglomerates — 0.4%
3M Co. ........................... 9,850 1,941,829
CK Hutchison Holdings Ltd. ............. 101,000 825,484
Roper Technologies, Inc. ............... 2,350 1,049,134
Siemens AG (Registered) .............. 10,561 1,761,944
Smiths Group plc .................... 5,619 126,193
Toshiba Corp. ...................... 6,400 264,520
5,969,104
Insurance — 2.4%
Admiral Group plc ................... 925 39,968
Aegon NV ......................... 16,812 77,912
Aflac, Inc. ......................... 20,520 1,102,540
Ageas SA ......................... 1,706 103,179
AIA Group Ltd. ..................... 158,600 2,013,043
Alleghany Corp.
(d)
.................... 454 308,252
Allianz SE (Registered) ................ 7,487 1,943,752
Allstate Corp. (The) .................. 5,946 753,953
American Financial Group, Inc. .......... 1,299 159,595
American International Group, Inc. ........ 15,389 745,597
Aon plc, Class A .................... 7,087 1,781,955
Arch Capital Group Ltd.
(d)
.............. 9,720 385,981
Arthur J Gallagher & Co. ............... 6,115 886,369
Assicurazioni Generali SpA ............. 7,306 146,240
Assurant, Inc. ...................... 1,672 260,163
Athene Holding Ltd., Class A
(d)
........... 3,192 190,467
Aviva plc ......................... 26,924 148,851
AXA SA .......................... 28,836 814,474
Baloise Holding AG (Registered)
(d)
........ 1,931 326,520
Brown & Brown, Inc. .................. 6,791 361,145
Cincinnati Financial Corp. .............. 4,415 497,482
Dai-ichi Life Holdings, Inc. .............. 17,600 317,804
Erie Indemnity Co., Class A ............. 977 209,098
Everest Re Group Ltd. ................ 2,064 571,625
Globe Life, Inc. ..................... 2,587 265,142
Hannover Rueck SE .................. 1,078 199,065
Hartford Financial Services Group, Inc. (The) . 11,089 731,430
Insurance Australia Group Ltd. ........... 12,588 47,429
Japan Post Holdings Co. Ltd.
(d)
........... 59,100 496,644
Japan Post Insurance Co. Ltd. ........... 4,300 82,908
Legal & General Group plc ............. 75,442 283,254
Lincoln National Corp. ................ 5,062 324,626
Loews Corp. ....................... 11,390 634,993
Markel Corp.
(d)
...................... 231 271,753
Marsh & McLennan Cos., Inc. ........... 16,484 2,236,879
MetLife, Inc. ....................... 21,867 1,391,397
MS&AD Insurance Group Holdings, Inc. .... 13,200 374,492
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 2,156 622,942
NN Group NV ...................... 5,070 252,884
Principal Financial Group, Inc. ........... 6,953 444,088
Progressive Corp. (The) ............... 19,176 1,931,790
Prudential Financial, Inc. ............... 12,251 1,229,510

2021
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Insurance (continued)
Prudential plc ...................... 33,083 $ 700,509
QBE Insurance Group Ltd. ............. 15,479 117,092
Reinsurance Group of America, Inc. ....... 2,089 272,677
RenaissanceRe Holdings Ltd. ........... 1,814 306,221
Sampo OYJ, Class A ................. 11,530 546,922
SCOR SE
(d)
........................ 1,051 33,959
Sompo Holdings, Inc. ................. 6,400 237,857
Suncorp Group Ltd. .................. 13,528 109,409
Swiss Life Holding AG (Registered) ........ 910 443,381
Swiss Re AG ....................... 6,445 598,361
T&D Holdings, Inc. ................... 2,100 25,772
Tokio Marine Holdings, Inc. ............. 14,100 676,192
Travelers Cos., Inc. (The) .............. 9,100 1,407,406
Tryg A/S .......................... 14,598 333,811
Unum Group ....................... 2,463 69,604
Willis Towers Watson plc ............... 4,582 1,186,097
WR Berkley Corp. ................... 5,379 428,814
Zurich Insurance Group AG ............. 3,401 1,395,289
34,856,564
Interactive Media & Services — 3.0%
Alphabet, Inc., Class A
(d)
............... 5,744 13,518,504
Alphabet, Inc., Class C
(d)
............... 5,531 13,330,374
Facebook, Inc., Class A
(d)
.............. 45,732 14,866,558
Match Group, Inc.
(d)
.................. 825 128,395
Pinterest, Inc., Class A
(d)
............... 1,605 106,524
Snap, Inc., Class A
(d)
................. 2,781 171,921
Twitter, Inc.
(d)
....................... 15,737 868,997
Z Holdings Corp. .................... 16,200 74,719
43,065,992
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.
(d)
.................. 8,063 27,957,807
Chewy, Inc., Class A
(d)
................ 519 41,375
Delivery Hero SE
(c)(d)
.................. 2,311 366,619
eBay, Inc. ......................... 16,099 898,163
Etsy, Inc.
(d)
........................ 2,365 470,138
HelloFresh SE
(d)
..................... 2,596 215,352
Just Eat Takeaway.com NV
(c)(d)
........... 1,520 157,052
MercadoLibre, Inc.
(d)
.................. 106 166,524
Prosus NV
(d)
....................... 6,490 704,371
Rakuten Group, Inc. .................. 9,800 124,579
Wayfair, Inc., Class A
(d)(g)
............... 275 81,282
Zalando SE
(c)(d)
..................... 1,409 146,534
31,329,796
IT Services — 3.1%
Accenture plc, Class A ................ 14,369 4,166,579
Adyen NV
(c)(d)
...................... 217 534,057
Afterpay Ltd.
(d)
...................... 1,403 126,362
Akamai Technologies, Inc.
(d)
............. 3,872 420,886
Amadeus IT Group SA
(d)
............... 7,963 542,265
Atos SE .......................... 5,803 395,182
Automatic Data Processing, Inc. .......... 9,648 1,804,079
Broadridge Financial Solutions, Inc. ....... 1,831 290,451
Capgemini SE ...................... 2,577 472,228
Cognizant Technology Solutions Corp., Class A 11,759 945,424
Computershare Ltd. .................. 35,927 390,623
DXC Technology Co.
(d)
................ 3,368 110,841
EPAM Systems, Inc.
(d)
................. 769 352,010
Fidelity National Information Services, Inc. ... 13,634 2,084,639
Fiserv, Inc.
(d)
....................... 10,713 1,286,845
FleetCor Technologies, Inc.
(d)
............ 1,593 458,338
Fujitsu Ltd. ........................ 1,200 190,630
Gartner, Inc.
(d)
...................... 1,488 291,469
Global Payments, Inc. ................ 5,743 1,232,620
Security
Shares
Shares Value
IT Services (continued)
GoDaddy, Inc., Class A
(d)
............... 1,318 $ 114,429
International Business Machines Corp. ..... 23,082 3,274,874
Jack Henry & Associates, Inc. ........... 788 128,310
Mastercard, Inc., Class A ............... 19,007 7,261,814
MongoDB, Inc.
(d)
.................... 502 149,325
NTT Data Corp. ..................... 12,200 189,966
Paychex, Inc. ...................... 2,450 238,850
PayPal Holdings, Inc.
(d)
................ 22,971 6,025,064
Snowflake, Inc., Class A
(d)
.............. 1,184 274,203
Square, Inc., Class A
(d)
................ 280 68,550
Twilio, Inc., Class A
(d)
................. 402 147,856
VeriSign, Inc.
(d)
..................... 2,609 570,771
Visa, Inc., Class A ................... 35,047 8,185,577
Western Union Co. (The) .............. 13,629 351,083
Wix.com Ltd.
(d)
...................... 276 87,735
Worldline SA
(c)(d)
..................... 15,033 1,475,913
44,639,848
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. ............ 1,900 139,424
Shimano, Inc. ...................... 1,400 320,117
Yamaha Corp. ...................... 2,700 147,354
606,895
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. .............. 1,165 155,691
Illumina, Inc.
(d)
...................... 1,542 605,759
IQVIA Holdings, Inc.
(d)
................. 1,201 281,863
Lonza Group AG (Registered)
(d)
.......... 480 305,143
Mettler-Toledo International, Inc.
(d)
........ 71 93,246
QIAGEN NV
(d)
...................... 1,646 80,248
Thermo Fisher Scientific, Inc. ............ 5,827 2,740,030
4,261,980
Machinery — 1.6%
Alfa Laval AB ...................... 2,213 74,739
Alstom SA
(d)
....................... 7,460 407,403
Amada Co. Ltd. ..................... 29,000 314,546
Atlas Copco AB, Class A ............... 8,163 495,005
Atlas Copco AB, Class B ............... 5,457 283,158
Caterpillar, Inc. ..................... 5,992 1,366,835
CNH Industrial NV ................... 14,346 212,960
Daifuku Co. Ltd. ..................... 2,900 286,643
Deere & Co. ....................... 1,503 557,388
Dover Corp. ....................... 6,518 972,420
FANUC Corp. ...................... 3,400 782,962
Fortive Corp. ....................... 12,483 884,046
GEA Group AG ..................... 2,585 113,519
Harmonic Drive Systems, Inc. ........... 2,700 181,576
Hitachi Construction Machinery Co. Ltd. .... 2,500 76,852
Hoshizaki Corp. ..................... 1,300 115,490
IDEX Corp. ........................ 4,189 939,174
Illinois Tool Works, Inc. ................ 10,135 2,335,712
Ingersoll Rand, Inc.
(d)
................. 11,889 587,435
Knorr-Bremse AG ................... 1,941 237,920
Komatsu Ltd. ...................... 27,700 814,508
Kone OYJ, Class B .................. 3,313 260,212
Kubota Corp. ...................... 35,200 828,107
Makita Corp. ....................... 18,600 837,656
MISUMI Group, Inc. .................. 5,400 152,516
Mitsubishi Heavy Industries Ltd. .......... 10,500 312,568
NGK Insulators Ltd. .................. 28,100 513,568
Nordson Corp. ...................... 1,889 399,353
Otis Worldwide Corp. ................. 15,606 1,215,239
PACCAR, Inc. ...................... 1,241 111,541
Parker-Hannifin Corp. ................. 3,179 997,602

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Machinery (continued)
Pentair plc ........................ 3,551 $ 229,075
Rational AG ....................... 204 169,699
Sandvik AB ........................ 8,148 201,496
Schindler Holding AG (Registered) ........ 1,328 369,512
SKF AB, Class B .................... 1,887 48,752
SMC Corp. ........................ 1,400 813,508
Snap-on, Inc. ...................... 1,567 372,319
Stanley Black & Decker, Inc. ............ 5,007 1,035,297
Techtronic Industries Co. Ltd. ............ 47,000 852,804
THK Co. Ltd. ....................... 4,300 146,693
Volvo AB, Class B ................... 25,743 628,659
Wartsila OYJ Abp .................... 20,591 265,726
Xylem, Inc. ........................ 8,846 978,810
Yaskawa Electric Corp. ................ 800 36,876
23,817,879
Marine — 0.1%
AP Moller - Maersk A/S, Class A .......... 78 183,275
AP Moller - Maersk A/S, Class B .......... 34 84,579
Kuehne + Nagel International AG (Registered) 2,274 679,914
947,768
Media — 0.5%
Charter Communications, Inc., Class A
(d)
.... 2,631 1,771,847
Comcast Corp., Class A ............... 85,085 4,777,523
Discovery, Inc., Class C
(d)
.............. 1,773 57,286
Fox Corp., Class A ................... 3,096 115,852
I-CABLE Communications Ltd.
(d)
.......... 12,579 113
Informa plc
(d)
....................... 30,060 233,660
News Corp., Class B ................. 2,166 52,655
Omnicom Group, Inc. ................. 1,932 158,926
Pearson plc ....................... 9,416 108,021
Publicis Groupe SA .................. 515 33,331
ViacomCBS, Inc. .................... 8,558 351,049
WPP plc .......................... 15,616 210,537
7,870,800
Metals & Mining — 0.5%
Antofagasta plc ..................... 12,067 310,848
ArcelorMittal SA ..................... 14,681 426,786
BlueScope Steel Ltd. ................. 4,122 68,143
Boliden AB ........................ 13,717 533,557
Evraz plc ......................... 13,215 117,195
Fortescue Metals Group Ltd. ............ 2,959 51,195
Glencore plc
(d)
...................... 134,841 549,265
Hitachi Metals Ltd. ................... 12,300 238,473
JFE Holdings, Inc. ................... 13,500 177,521
Nippon Steel Corp. ................... 13,800 241,155
Nucor Corp. ....................... 19,444 1,599,463
Rio Tinto Ltd. ...................... 3,467 322,240
Rio Tinto plc ....................... 13,712 1,148,480
Steel Dynamics, Inc. .................. 13,932 755,393
Sumitomo Metal Mining Co. Ltd. .......... 2,500 105,846
voestalpine AG ..................... 3,833 166,292
6,811,852
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp. ............... 7,805 139,944
Annaly Capital Management, Inc. ......... 16,345 148,412
288,356
Multiline Retail — 0.4%
Dollar General Corp. ................. 8,572 1,840,837
Dollar Tree, Inc.
(d)
.................... 9,190 1,055,931
Target Corp. ....................... 14,262 2,955,942
Security
Shares
Shares Value
Multiline Retail (continued)
Wesfarmers Ltd. .................... 4,158 $ 173,330
6,026,040
Multi-Utilities — 0.7%
CenterPoint Energy, Inc. ............... 28,529 698,675
Consolidated Edison, Inc. .............. 19,963 1,545,336
E.ON SE ......................... 97,028 1,169,948
Engie SA ......................... 53,119 791,232
National Grid plc .................... 97,314 1,226,697
Public Service Enterprise Group, Inc. ...... 31,832 2,010,509
Sempra Energy ..................... 12,411 1,707,381
Suez SA .......................... 8,267 197,591
Veolia Environnement SA .............. 14,901 475,268
9,822,637
Oil, Gas & Consumable Fuels — 2.2%
APA Corp. ........................ 5,368 107,360
BP plc ........................... 301,634 1,262,746
Cabot Oil & Gas Corp. ................ 18,288 304,861
Cheniere Energy, Inc.
(d)
................ 6,858 531,632
Chevron Corp. ...................... 52,062 5,366,030
ConocoPhillips ..................... 39,551 2,022,638
Devon Energy Corp. .................. 20,402 476,999
Diamondback Energy, Inc. .............. 2,774 226,719
ENEOS Holdings, Inc. ................ 63,400 272,678
Eni SpA .......................... 38,310 456,306
EOG Resources, Inc. ................. 17,069 1,256,961
Exxon Mobil Corp. ................... 103,896 5,947,007
Galp Energia SGPS SA ............... 14,517 167,160
Hess Corp. ........................ 9,341 695,998
HollyFrontier Corp. ................... 1,812 63,420
Idemitsu Kosan Co. Ltd. ............... 1,600 38,265
Inpex Corp. ........................ 24,500 166,723
Kinder Morgan, Inc. .................. 102,560 1,748,648
Koninklijke Vopak NV ................. 1,294 59,250
Marathon Oil Corp. ................... 11,610 130,729
Marathon Petroleum Corp. ............. 26,392 1,468,715
Matador Resources Co. ............... 939 24,705
Neste OYJ ........................ 7,749 468,588
Occidental Petroleum Corp. ............. 32,089 813,777
Oil Search Ltd. ..................... 30,487 88,059
OMV AG ......................... 1,015 49,896
ONEOK, Inc. ....................... 19,473 1,019,217
Phillips 66 ......................... 18,582 1,503,470
Pioneer Natural Resources Co. .......... 5,775 888,368
Repsol SA ........................ 23,833 284,478
Santos Ltd. ........................ 12,867 68,303
TOTAL SE ........................ 34,668 1,532,250
Valero Energy Corp. .................. 16,860 1,246,966
Williams Cos., Inc. (The) ............... 54,365 1,324,331
Woodside Petroleum Ltd. .............. 15,421 268,953
32,352,206
Paper & Forest Products — 0.1%
Mondi plc ......................... 6,292 170,788
Stora Enso OYJ, Class R .............. 19,400 371,170
UPM-Kymmene OYJ ................. 9,799 383,211
925,169
Personal Products — 0.2%
Kao Corp. ......................... 1,500 96,440
L'Oreal SA ........................ 1,788 732,133
Shiseido Co. Ltd. .................... 1,500 109,157
Unilever plc ........................ 23,108 1,353,600
Unilever plc ........................ 13,278 775,506
3,066,836

2021
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Pharmaceuticals — 2.1%
Astellas Pharma, Inc. ................. 18,700 $ 281,455
AstraZeneca plc .................... 16,342 1,739,507
Bristol-Myers Squibb Co. ............... 28,250 1,763,365
Chugai Pharmaceutical Co. Ltd. .......... 7,200 270,251
Daiichi Sankyo Co. Ltd. ................ 19,100 487,822
Eisai Co. Ltd. ...................... 2,800 182,621
Eli Lilly & Co. ...................... 9,157 1,673,625
GlaxoSmithKline plc .................. 65,947 1,218,685
Johnson & Johnson .................. 38,760 6,307,415
Merck & Co., Inc. .................... 36,648 2,730,276
Merck KGaA ....................... 1,706 299,718
Novartis AG (Registered) .............. 30,530 2,605,320
Novo Nordisk A/S, Class B ............. 24,752 1,825,893
Otsuka Holdings Co. Ltd. .............. 2,800 107,309
Perrigo Co. plc ..................... 1,604 66,774
Pfizer, Inc. ........................ 76,181 2,944,396
Roche Holding AG ................... 9,905 3,246,112
Sanofi ........................... 12,355 1,295,328
Shionogi & Co. Ltd. .................. 2,200 115,982
Takeda Pharmaceutical Co. Ltd. .......... 20,700 691,390
UCB SA .......................... 978 90,561
Viatris, Inc.
(d)
....................... 2,399 31,907
Zoetis, Inc. ........................ 4,325 748,355
30,724,067
Professional Services — 0.8%
Adecco Group AG (Registered) .......... 10,169 689,251
Booz Allen Hamilton Holding Corp. ........ 2,993 248,269
CoStar Group, Inc.
(d)
.................. 562 480,190
Equifax, Inc. ....................... 5,265 1,206,896
Experian plc ....................... 24,154 931,175
IHS Markit Ltd. ..................... 12,382 1,332,056
Intertek Group plc ................... 3,885 329,329
Nielsen Holdings plc .................. 5,187 133,047
Persol Holdings Co. Ltd. ............... 3,800 69,982
Randstad NV ...................... 3,121 225,187
Recruit Holdings Co. Ltd. .............. 21,100 951,346
RELX plc ......................... 48,880 1,268,215
Robert Half International, Inc. ............ 3,683 322,668
SGS SA (Registered) ................. 29 85,808
TransUnion ........................ 3,743 391,480
Verisk Analytics, Inc. .................. 7,231 1,360,874
Wolters Kluwer NV ................... 11,526 1,042,539
11,068,312
Real Estate Management & Development — 0.3%
Aroundtown SA ..................... 11,014 84,809
CBRE Group, Inc., Class A
(d)
............ 4,726 402,655
CK Asset Holdings Ltd. ................ 58,000 363,116
Daito Trust Construction Co. Ltd. ......... 900 95,700
Daiwa House Industry Co. Ltd. ........... 9,800 290,592
Deutsche Wohnen SE ................ 4,237 229,216
Henderson Land Development Co. Ltd. ..... 25,000 111,118
Hongkong Land Holdings Ltd. ........... 22,700 112,256
Hulic Co. Ltd. ...................... 4,300 49,057
LEG Immobilien SE .................. 656 91,273
Lendlease Corp. Ltd.
(f)
................ 4,416 43,152
Mitsubishi Estate Co. Ltd. .............. 23,000 378,554
Mitsui Fudosan Co. Ltd. ............... 14,000 304,350
New World Development Co. Ltd. ......... 31,000 164,042
Sumitomo Realty & Development Co. Ltd. ... 5,300 176,919
Sun Hung Kai Properties Ltd. ............ 25,500 383,580
Swire Pacific Ltd., Class A .............. 16,500 132,928
Swire Properties Ltd. ................. 18,200 54,311
Swiss Prime Site AG (Registered) ......... 2,351 228,798
Vonovia SE ........................ 8,773 576,428
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Wharf Real Estate Investment Co. Ltd. ..... 20,000 $ 114,941
4,387,795
Road & Rail — 0.4%
Central Japan Railway Co. ............. 1,900 278,373
CSX Corp. ........................ 13,021 1,311,866
East Japan Railway Co. ............... 2,000 136,975
MTR Corp. Ltd. ..................... 41,500 231,132
Norfolk Southern Corp. ................ 4,081 1,139,578
Old Dominion Freight Line, Inc. .......... 516 133,030
Uber Technologies, Inc.
(d)
.............. 2,725 149,248
Union Pacific Corp. .................. 12,798 2,842,308
6,222,510
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.
(d)
.......... 17,207 1,404,435
Analog Devices, Inc. .................. 2,967 454,426
Applied Materials, Inc. ................ 11,413 1,514,619
ASML Holding NV ................... 6,288 4,081,805
Broadcom, Inc. ..................... 6,257 2,854,444
Disco Corp. ........................ 1,100 355,213
Intel Corp. ........................ 61,887 3,560,359
KLA Corp. ......................... 2,956 932,175
Lam Research Corp. ................. 1,696 1,052,283
Lasertec Corp. ..................... 3,500 616,311
Microchip Technology, Inc. .............. 2,656 399,170
Micron Technology, Inc.
(d)
.............. 13,633 1,173,392
NVIDIA Corp. ...................... 10,401 6,244,552
NXP Semiconductors NV .............. 5,782 1,113,093
QUALCOMM, Inc. ................... 13,711 1,903,087
STMicroelectronics NV ................ 5,697 212,790
Teradyne, Inc. ...................... 6,348 794,008
Texas Instruments, Inc. ................ 11,148 2,012,326
Tokyo Electron Ltd. .................. 2,500 1,135,470
Xilinx, Inc. ......................... 3,445 440,822
32,254,780
Software — 4.2%
Adobe, Inc.
(d)
....................... 9,657 4,909,039
ANSYS, Inc.
(d)
...................... 2,198 803,721
Autodesk, Inc.
(d)
..................... 5,245 1,531,068
Cadence Design Systems, Inc.
(d)
......... 4,941 651,076
Ceridian HCM Holding, Inc.
(d)
............ 1,202 113,565
Citrix Systems, Inc. .................. 2,723 337,244
Coupa Software, Inc.
(d)
................ 370 99,545
Crowdstrike Holdings, Inc., Class A
(d)
....... 397 82,778
Dassault Systemes SE ................ 1,875 434,949
Datadog, Inc., Class A
(d)
............... 1,034 88,686
DocuSign, Inc.
(d)
.................... 290 64,653
Dynatrace, Inc.
(d)
.................... 2,335 121,513
Fortinet, Inc.
(d)
...................... 2,647 540,597
Guidewire Software, Inc.
(d)
.............. 502 52,966
HubSpot, Inc.
(d)
..................... 169 88,970
Intuit, Inc. ......................... 4,734 1,951,165
Microsoft Corp. ..................... 141,226 35,614,373
NortonLifeLock, Inc. .................. 9,447 204,150
Oracle Corp. ....................... 40,068 3,036,754
Paycom Software, Inc.
(d)
............... 754 289,845
salesforce.com, Inc.
(d)
................. 19,138 4,407,864
SAP SE .......................... 15,302 2,142,597
ServiceNow, Inc.
(d)
................... 4,589 2,323,732
Slack Technologies, Inc., Class A
(d)
........ 2,292 97,181
Splunk, Inc.
(d)
...................... 872 110,238
Synopsys, Inc.
(d)
.................... 3,115 769,592
Temenos AG (Registered) .............. 970 142,609
Trend Micro, Inc. .................... 2,300 109,477

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Software (continued)
VMware, Inc., Class A
(d)
............... 945 $ 151,984
Workday, Inc., Class A
(d)
............... 286 70,642
Zoom Video Communications, Inc., Class A
(d)
. 692 221,142
Zscaler, Inc.
(d)
...................... 581 109,019
61,672,734
Specialty Retail — 1.4%
Advance Auto Parts, Inc. ............... 1,040 208,166
AutoZone, Inc.
(d)
.................... 488 714,491
Best Buy Co., Inc. ................... 5,882 683,900
CarMax, Inc.
(d)
...................... 3,127 416,642
Carvana Co.
(d)
...................... 561 160,031
Fast Retailing Co. Ltd. ................ 700 574,302
Gap, Inc. (The) ..................... 2,523 83,511
H & M Hennes & Mauritz AB, Class B
(d)
..... 2,217 54,555
Home Depot, Inc. (The) ............... 22,490 7,279,338
Industria de Diseno Textil SA ............ 16,913 601,776
L Brands, Inc.
(d)
..................... 3,718 245,016
Lowe's Cos., Inc. .................... 15,454 3,032,848
O'Reilly Automotive, Inc.
(d)
.............. 1,478 817,157
Ross Stores, Inc. .................... 6,846 896,415
TJX Cos., Inc. (The) .................. 26,022 1,847,562
Tractor Supply Co. ................... 6,161 1,161,965
Ulta Beauty, Inc.
(d)
................... 3,435 1,131,317
19,908,992
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc. ........................ 273,476 35,951,155
Brother Industries Ltd. ................ 4,900 103,895
Canon, Inc. ........................ 23,400 556,456
FUJIFILM Holdings Corp. .............. 2,500 161,938
Hewlett Packard Enterprise Co. .......... 20,145 322,723
HP, Inc. .......................... 15,314 522,361
NetApp, Inc. ....................... 3,263 243,713
Ricoh Co. Ltd. ...................... 4,000 42,745
Seiko Epson Corp. ................... 3,400 58,009
Western Digital Corp.
(d)
................ 2,565 181,166
38,144,161
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG
(d)
....................... 2,781 858,942
EssilorLuxottica SA .................. 3,163 526,449
Hanesbrands, Inc. ................... 4,626 97,424
Hermes International ................. 113 141,828
Kering SA ......................... 789 632,235
LVMH Moet Hennessy Louis Vuitton SE ..... 3,080 2,320,319
NIKE, Inc., Class B .................. 5,403 716,546
Pandora A/S ....................... 393 44,507
Puma SE
(d)
........................ 744 78,434
PVH Corp.
(d)
....................... 961 108,766
Ralph Lauren Corp.
(d)
................. 589 78,508
Tapestry, Inc.
(d)
..................... 4,308 206,138
Under Armour, Inc., Class A
(d)
............ 1,786 43,418
Under Armour, Inc., Class C
(d)
........... 3,462 68,928
5,922,442
Trading Companies & Distributors — 0.6%
Ashtead Group plc ................... 9,908 636,598
Brenntag SE ....................... 472 42,374
Bunzl plc ......................... 14,477 465,477
Fastenal Co. ....................... 14,558 761,092
Ferguson plc ....................... 8,223 1,037,135
ITOCHU Corp. ..................... 11,100 346,528
Marubeni Corp. ..................... 89,200 742,968
Mitsubishi Corp. ..................... 32,400 895,883
Mitsui & Co. Ltd. .................... 39,900 842,035
Sumitomo Corp. .................... 64,800 880,567
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Toyota Tsusho Corp. .................. 10,000 $ 423,745
United Rentals, Inc.
(d)
................. 1,069 342,027
WW Grainger, Inc. ................... 1,730 750,024
8,166,453
Transportation Infrastructure — 0.0%
Atlantia SpA
(d)
...................... 3,324 64,802
Transurban Group
(f)
.................. 16,306 177,805
242,607
Water Utilities — 0.2%
American Water Works Co., Inc. .......... 11,526 1,797,941
Essential Utilities, Inc. ................. 12,652 596,289
Severn Trent plc .................... 10,140 347,095
United Utilities Group plc ............... 24,757 331,145
3,072,470
Wireless Telecommunication Services — 0.2%
KDDI Corp. ........................ 16,700 504,832
SoftBank Corp. ..................... 31,300 403,469
SoftBank Group Corp. ................ 17,800 1,603,969
Vodafone Group plc .................. 381,392 719,763
3,232,033
Total Common Stocks — 58.3%
(Cost: $611,180,442) .............................. 849,742,789
Beneficial Interest
(000)
Other Interests — 0.0%
(h)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(d)(i)
....... USD 300 —
Total Other Interests — 0.0%
(Cost: $–) ..................................... —
Shares
Shares
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference) .. 3,112 254,880
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 575 324,427
Total Preferred Stocks — 0.0%
(Cost: $382,833) ................................. 579,307
Rights — 0.0%
Capital Markets — 0.0%
Credit Suisse Group AG (Expires 05/06/2021)
(a)
(d)
............................ 50,534 —
Total Rights — 0.0%
(Cost: $–) ..................................... —
Par (000)
Par (000)
U.S. Treasury Obligations — 19.3%
U.S. Treasury Notes:
1.50%, 09/15/22 .................. 140,000 142,668,750
0.13%, 12/15/23 .................. 140,000 139,485,937
Total U.S. Treasury Obligations — 19.3%
(Cost: $281,966,481) .............................. 282,154,687

2021
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
April 30, 2021
Security
Shares
Shares Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(d)
..... 1,719 $ 18,531
Total Warrants — 0.0% .............................. 18,531
Total Long-Term Investments — 77.6%
(Cost: $893,716,347) .............................. 1,132,495,314
Short-Term Securities — 2.5%
(j)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% .................... 35,759,937 35,759,937
SL Liquidity Series, LLC, Money Market Series,
0.13%
(k)
........................ 34,733 34,743
Total Short-Term Securities — 2.5%
(Cost: $35,794,680) ............................... 35,794,680
Total Investments — 80.1%
(Cost: $929,511,027 ) .............................. 1,168,289,994
Other Assets Less Liabilities — 19.9% ................... 289,674,499
Net Assets — 100.0% ............................... $ 1,457,964,493
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,704, representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
All or a portion of this security is on loan.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
04/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 45,699,839 $ — $ (9,939,902) $ — $ — $ 35,759,937 35,759,937 $ 29,360 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 35,166 — (423) — 34,743 34,733 1,830
(b)
—
$ (423) $ — $ 35,794,680 $ 31,190 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 1,853 05/21/21 $ 138,478 $ 2,059,872
IBEX 35 Index ............................................................ 519 05/21/21 54,956 1,652,318
SGX NIFTY 50 Index ....................................................... 1,119 05/27/21 32,768 (39,468)
FTSE China A50 Index ...................................................... 2,274 05/28/21 39,288 234,719
TOPIX Index ............................................................. 278 06/10/21 48,368 (734,418)
Australia 10 Year Bond ...................................................... 4,732 06/15/21 508,119 1,212,329
FTSE/JSE Top 40 Index ..................................................... 532 06/17/21 22,520 (307,610)
DAX Index .............................................................. 31 06/18/21 14,133 (262,145)
FTSE 100 Index .......................................................... 1,193 06/18/21 114,302 3,943,232
FTSE/MIB Index .......................................................... 482 06/18/21 69,280 (404,855)
Mini-DAX Index ........................................................... 24 06/18/21 2,188 87,635
S&P 500 E-Mini Index ...................................................... 81 06/18/21 16,906 1,163,747
WIG20 Index ............................................................ 1,022 06/18/21 10,969 212,163
8,817,519
Short Contracts
AEX Index .............................................................. 1,016 05/21/21 172,012 (239,794)
IBEX 35 Index ............................................................ 342 05/21/21 36,214 (1,304,373)
OMXS30 Index ........................................................... 3,993 05/21/21 104,665 493,578
MSCI Singapore Index ...................................................... 1,903 05/28/21 51,731 (53,537)
Euro-Bund .............................................................. 552 06/08/21 112,819 870,167
Euro- Buxl ............................................................... 289 06/08/21 70,150 2,100,624
S&P/TSX 60 Index ......................................................... 30 06/17/21 5,542 (121,375)
SPI 200 Index ............................................................ 12 06/17/21 1,618 (61,702)
DAX Index .............................................................. 27 06/18/21 12,309 68,158
MSCI EAFE E-Mini Index .................................................... 1,897 06/18/21 214,105 (5,482,227)
S&P 500 E-Mini Index ...................................................... 2,816 06/18/21 587,756 (37,542,341)
Canada 10 Year Bond ...................................................... 2,625 06/21/21 297,620 73,825
U.S. Treasury 10 Year Note ................................................... 2,818 06/21/21 372,328 291,700
Long Gilt ............................................................... 2,466 06/28/21 434,802 1,915,892
SET50 Index ............................................................. 2,855 06/29/21 17,522 (164,783)
(39,156,188)
$ (30,338,669)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 7,930,000 USD 6,044,567 Morgan Stanley & Co. International plc 06/16/21 $ 65,559
CAD 34,604,025 USD 27,409,830 State Street Bank and Trust Co. 06/16/21 745,672
CHF 8,280,000 USD 8,925,875 Bank of America NA 06/16/21 151,350
CHF 6,123,000 USD 6,683,904 Morgan Stanley & Co. International plc 06/16/21 28,637
EUR 14,946,000 USD 17,586,381 Bank of America NA 06/16/21 398,734
EUR 4,388,556 USD 5,249,718 Barclays Bank plc 06/16/21 31,206
EUR 1,849,425 USD 2,200,644 State Street Bank and Trust Co. 06/16/21 24,842
KRW 9,621,292,000 USD 8,546,873 UBS AG 06/16/21 59,430
SGD 802,000 USD 602,030 Citibank NA 06/16/21 545
USD 5,168,478 AUD 6,621,000 Goldman Sachs International 06/16/21 66,947
USD 6,536,799 AUD 8,427,000 Westpac Banking Corp. 06/16/21 43,731
USD 13,455,333 EUR 11,126,000 Citibank NA 06/16/21 66,976
USD 14,874,407 EUR 12,294,000 Morgan Stanley & Co. International plc 06/16/21 80,549
USD 9,144,314 EUR 7,577,000 Standard Chartered Bank 06/16/21 26,609
USD 8,719,969 EUR 7,196,000 UBS AG 06/16/21 60,737
USD 5,768,477 GBP 4,150,000 Citibank NA 06/16/21 36,458
USD 10,518,454 INR 778,818,000 BNP Paribas SA 06/16/21 89,261
USD 9,866,757 INR 728,068,000 Citibank NA 06/16/21 117,159

2021
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,913,600 JPY 418,130,000 State Street Bank and Trust Co. 06/16/21 $ 86,362
USD 6,887,547 MXN 139,720,000 Bank of America NA 06/16/21 24,247
USD 4,390,791 RUB 322,925,000 JPMorgan Chase Bank NA 06/16/21 121,101
USD 5,405,896 SEK 45,581,000 UBS AG 06/16/21 19,386
USD 5,872,569 THB 178,623,000 Bank of America NA 06/16/21 137,538
2,483,036
AUD 2,068,370 USD 1,603,932 Morgan Stanley & Co. International plc 06/16/21 (10,237)
AUD 39,120,150 USD 30,538,749 UBS AG 06/16/21 (396,376)
EUR 98,265,117 USD 118,888,577 Citibank NA 06/16/21 (642,263)
EUR 450,000 USD 544,459 HSBC Bank plc 06/16/21 (2,956)
GBP 2,537,000 USD 3,545,546 HSBC Bank plc 06/16/21 (41,418)
INR 1,100,733,000 USD 14,854,135 BNP Paribas SA 06/16/21 (114,160)
JPY 2,817,876,380 USD 26,376,226 Morgan Stanley & Co. International plc 06/16/21 (583,569)
JPY 211,787,817 USD 1,941,345 Standard Chartered Bank 06/16/21 (2,803)
MXN 102,198,000 USD 5,050,516 Citibank NA 06/16/21 (30,365)
NZD 555,000 USD 402,481 Goldman Sachs International 06/16/21 (5,389)
RUB 709,673,000 USD 9,481,491 UBS AG 06/16/21 (98,249)
SEK 29,864,000 USD 3,550,912 State Street Bank and Trust Co. 06/16/21 (21,750)
USD 6,238,126 AUD 8,167,000 Standard Chartered Bank 06/16/21 (54,610)
USD 4,839,331 BRL 26,897,000 Citibank NA 06/16/21 (92,446)
USD 5,385,833 CAD 6,799,000 Banco Santander SA 06/16/21 (146,161)
USD 698,630 CAD 882,000 UBS AG 06/16/21 (19,008)
USD 15,823,709 CHF 14,763,000 HSBC Bank plc 06/16/21 (360,718)
USD 3,262,945 CHF 2,989,000 State Street Bank and Trust Co. 06/16/21 (13,845)
USD 6,722,801 CLP 4,896,477,000 BNP Paribas SA 06/16/21 (164,745)
USD 6,948,772 EUR 5,909,000 Bank of America NA 06/16/21 (161,762)
USD 5,745,947 EUR 4,876,000 BNP Paribas SA 06/16/21 (121,537)
USD 5,273,972 EUR 4,488,000 HSBC Bank plc 06/16/21 (126,616)
USD 2,634,988 EUR 2,209,000 State Street Bank and Trust Co. 06/16/21 (23,189)
USD 5,116,315 GBP 3,713,000 Standard Chartered Bank 06/16/21 (12,115)
USD 8,552,736 KRW 9,673,153,000 BNP Paribas SA 06/16/21 (99,957)
USD 11,019,291 MXN 230,837,000 Goldman Sachs International 06/16/21 (319,842)
USD 100,497 NOK 852,000 State Street Bank and Trust Co. 06/16/21 (1,864)
(3,667,950)
$ (1,184,914)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 5.83% Monthly 09/15/21
(a)
09/09/26 MXN 285,000 $ (288,800) $ — $ (288,800)
28 day MXIBTIIE Monthly 5.98% Monthly 09/15/21
(a)
09/09/26 MXN 563,000 (391,483) — (391,483)
28 day MXIBTIIE Monthly 6.12% Monthly 09/15/21
(a)
09/09/26 MXN 990,000 (377,824) — (377,824)
28 day MXIBTIIE Monthly 6.13% Monthly 09/15/21
(a)
09/09/26 MXN 990,000 (371,485) — (371,485)
28 day MXIBTIIE Monthly 6.53% Monthly 09/15/21
(a)
09/09/26 MXN 1,779,000 870,059 — 870,059
0.51% Annual 1 day SONIA Annual 09/15/21
(a)
09/15/26 GBP 51,000 202,386 5,242 197,144
0.53% Annual 1 day SONIA Annual 09/15/21
(a)
09/15/26 GBP 101,000 270,723 1,040 269,683
0.50% Annual 1 day SONIA Annual 09/15/21
(a)
09/15/26 GBP 33,000 157,969 (1,350) 159,319
6 month BBR Semi-Annual 1.05% Semi-Annual 09/15/21
(a)
09/15/26 AUD 228,000 296,154 — 296,154
6 month BBR Semi-Annual 1.06% Semi-Annual 09/15/21
(a)
09/15/26 AUD 262,240 420,231 — 420,231
6 month BBR Semi-Annual 1.07% Semi-Annual 09/15/21
(a)
09/15/26 AUD 16,200 32,875 — 32,875
6 month BBR Semi-Annual 1.08% Semi-Annual 09/15/21
(a)
09/15/26 AUD 37,800 89,258 — 89,258
6 month BBR Semi-Annual 1.18% Semi-Annual 09/15/21
(a)
09/15/26 AUD 242,260 1,514,247 — 1,514,247
6 month WIBOR Semi-Annual 1.34% Annual 09/15/21
(a)
09/15/26 PLN 232,000 (753,722) — (753,722)
6 month WIBOR Semi-Annual 1.39% Annual 09/15/21
(a)
09/15/26 PLN 214,000 (552,937) — (552,937)

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month WIBOR Semi-Annual 1.44% Annual 09/15/21
(a)
09/15/26 PLN 134,000 $ (270,833) $ — $ (270,833)
6 month WIBOR Semi-Annual 1.46% Annual 09/15/21
(a)
09/15/26 PLN 161,000 (280,108) — (280,108)
6 month WIBOR Semi-Annual 1.46% Annual 09/15/21
(a)
09/15/26 PLN 125,000 (222,271) — (222,271)
3 month BA Semi-Annual 1.47% Semi-Annual 09/15/21
(a)
09/15/26 CAD 524,000 (857,205) (601,174) (256,031)
3 month BA Semi-Annual 1.52% Semi-Annual 09/15/21
(a)
09/15/26 CAD 70,000 32,552 20,194 12,358
3 month BA Semi-Annual 1.54% Semi-Annual 09/15/21
(a)
09/15/26 CAD 46,000 43,272 6,382 36,890
3 month BA Semi-Annual 1.55% Semi-Annual 09/15/21
(a)
09/15/26 CAD 179,000 257,079 30,184 226,895
3 month BA Semi-Annual 1.58% Semi-Annual 09/15/21
(a)
09/15/26 CAD 20,000 54,490 (5,819) 60,309
3 month BA Semi-Annual 1.60% Semi-Annual 09/15/21
(a)
09/15/26 CAD 26,000 91,449 2,129 89,320
1.03% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 85,000 203,807 (3,653) 207,460
1.04% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 54,000 109,524 354 109,170
1.07% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 72,000 39,618 (8,726) 48,344
1.04% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 44,000 98,997 (7,979) 106,976
1.02% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 47,000 153,215 (9,010) 162,225
1.12% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 94,000 (179,828) (15,098) (164,730)
1.15% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 139,000 (471,356) (667) (470,689)
0.43% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 135,000 (1,307) (1,944) 637
0.38% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 365,000 106,479 16,059 90,420
0.41% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 2,275,000 236,153 32,067 204,086
(0.31)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 1,084,000 6,558,842 387,278 6,171,564
(0.27)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 18,000 64,836 1,478 63,358
(0.26)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 29,000 88,676 773 87,903
0.71% Semi-Annual
6 month GBP
LIBOR Semi-Annual 09/15/21
(a)
09/15/26 GBP 22,000 167,257 38,096 129,161
0.73% Semi-Annual
6 month GBP
LIBOR Semi-Annual 09/15/21
(a)
09/15/26 GBP 44,000 265,945 4,507 261,438
1.15% Semi-Annual 6 month SOR Semi-Annual 09/15/21
(a)
09/15/26 SGD 27,520 45,490 — 45,490
1.16% Semi-Annual 6 month SOR Semi-Annual 09/15/21
(a)
09/15/26 SGD 15,480 22,725 — 22,725
1.10% Semi-Annual 6 month SOR Semi-Annual 09/15/21
(a)
09/15/26 SGD 40,000 146,033 — 146,033
3 month JIBAR Quarterly 6.27% Quarterly 09/15/21
(a)
09/15/26 ZAR 464,000 8,393 — 8,393
3 month JIBAR Quarterly 6.34% Quarterly 09/15/21
(a)
09/15/26 ZAR 363,000 83,021 — 83,021
3 month JIBAR Quarterly 6.47% Quarterly 09/15/21
(a)
09/15/26 ZAR 282,000 171,737 — 171,737
$ 7,884,333 $ (109,637) $ 7,993,970
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.26% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 252,000 $ 1,857,274 $ — $ 1,857,274
8.07% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 101,000 (355,128) — (355,128)
7.18% At Termination
1 day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/25 BRL 138,000 264,311 — 264,311
6.14% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 116,000 933,681 — 933,681
6.42% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 207,000 1,215,521 — 1,215,521

2021
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.75% At Termination
1 day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 116,000 $ 511,065 $ — $ 511,065
0.79% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 TWD 1,444,200 (129,018) — (129,018)
1 day MIBOR Semi-Annual 5.68% Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 INR 5,802,720 948,074 — 948,074
1 day MIBOR Semi-Annual 5.68% Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 INR 10,658,850 1,741,490 — 1,741,490
1.14% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 1,094,000 (43,644) — (43,644)
1.21% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 549,045 (83,848) — (83,848)
1.22% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 644,910 (110,615) — (110,615)
1.23% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 984,000 (181,111) — (181,111)
2.86% Quarterly
1 week
CNREPOFI Quarterly Bank of America NA 09/15/21
(a)
09/15/26 CNY 114,000 (53,513) — (53,513)
3 month
CD_KSDA Quarterly
1.53%
Quarterly Bank of America NA 09/15/21
(a)
09/15/26 KRW 29,727,520 (78,360) — (78,360)
3 month
CD_KSDA Quarterly
1.58%
Quarterly Bank of America NA 09/15/21
(a)
09/15/26 KRW 42,506,000 (22,030) — (22,030)
1.24% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/26 THB 2,761,000 (529,812) — (529,812)
2.93% Quarterly
1 week
CNREPOFI Quarterly BNP Paribas SA 09/15/21
(a)
09/15/26 CNY 173,000 (166,389) — (166,389)
1 day MIBOR Semi-Annual
5.71%
Semi-Annual
Goldman Sachs
International 09/15/21
(a)
09/15/26 INR 2,113,020 379,130 — 379,130
1.20% Semi-Annual
6 month
THBFIX Semi-Annual
Goldman Sachs
International 09/15/21
(a)
09/15/26 THB 556,000 (79,683) — (79,683)
1 day MIBOR Semi-Annual 5.71% Semi-Annual HSBC Bank plc 09/15/21
(a)
09/15/26 INR 6,493,880 1,165,169 — 1,165,169
1.23% Semi-Annual
6 month
THBFIX Semi-Annual HSBC Bank plc 09/15/21
(a)
09/15/26 THB 549,045 (101,055) — (101,055)
3 month
CD_KSDA Quarterly
1.64%
Quarterly HSBC Bank plc 09/15/21
(a)
09/15/26 KRW 36,200,480 79,019 — 79,019
3 month
CD_KSDA Quarterly
1.64%
Quarterly HSBC Bank plc 09/15/21
(a)
09/15/26 KRW 35,135,760 73,658 — 73,658
0.79% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 TWD 1,152,600 (97,906) — (97,906)
0.82% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 TWD 1,884,600 (259,406) — (259,406)
1.17% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 1,270,800 (106,454) — (106,454)
1.19% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 3,036,200 (363,768) — (363,768)
1.19% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 830,500 (104,057) — (104,057)
1.22% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 556,000 (95,365) — (95,365)
1.23% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 984,000 (177,257) — (177,257)
2.87% Quarterly
1 week
CNREPOFI Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 CNY 202,000 (102,029) — (102,029)
3 month
CD_KSDA Quarterly
1.61%
Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 KRW 45,760,000 40,557 — 40,557
0.76% Quarterly
3 month
TWCPBA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 TWD 520,000 (14,482) — (14,482)
0.81% Quarterly
3 month
TWCPBA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 TWD 281,600 (33,814) — (33,814)
1 day MIBOR Semi-Annual
5.69%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 INR 8,297,650 1,367,807 — 1,367,807

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.29% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 THB 3,320,591 $ (897,357) $ — $ (897,357)
2.76% Quarterly
1 week
CNREPOFI Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 CNY 141,000 38,452 — 38,452
1.18% Semi-Annual
6 month
THBFIX Semi-Annual Standard Chartered Bank 09/15/21
(a)
09/15/26 THB 814,400 (79,710) — (79,710)
2.92% Quarterly
1 week
CNREPOFI Quarterly Standard Chartered Bank 09/15/21
(a)
09/15/26 CNY 878,030 (763,026) — (763,026)
2.99% Quarterly
1 week
CNREPOFI Quarterly Standard Chartered Bank 09/15/21
(a)
09/15/26 CNY 272,000 (364,475) — (364,475)
$ 5,221,896 $ — $ 5,221,896
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russian Depositary Net
Total Return USD
Index .......... At Termination
3 month LIBOR
plus 0.08%
At
Termination
Merrill Lynch International
& Co. 05/12/21 USD 249 $ (58,648) $ — $ (58,648)
Russian Depositary Net
Total Return USD
Index .......... At Termination
3 month LIBOR
plus 0.12%
At
Termination
Merrill Lynch International
& Co. 05/12/21 USD 4,643 (827,839) — (827,839)
Taiwan Capitalization
Weighted Stock
Index Futures May
2021 .......... At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 05/19/21 TWD 832,714 (630,995) — (630,995)
3 month LIBOR plus
0.15% ......... At Termination
MSCI Daily
Total Return Net
Emerging Markets
Mexico Index
At
Termination BNP Paribas SA 05/20/21 USD 6,865 121,230 — 121,230
3 month LIBOR plus
0.24% ......... Quarterly
MSCI Daily
Total Return Net
Emerging Markets
Mexico Index Quarterly HSBC Bank plc 05/20/21 USD 652 62,168 — 62,168
3 month LIBOR plus
0.25% ......... At Termination
MSCI Daily
Total Return Net
Emerging Markets
Mexico Index
At
Termination BNP Paribas SA 05/20/21 USD 3,957 297,660 — 297,660
3 month LIBOR plus
0.30% ......... Quarterly
MSCI Chile Net
Return Index Quarterly
Merrill Lynch International
& Co. 05/20/21 USD 7,153 (92,864) — (92,864)
KOSPI 200 Index
Futures June 2021 . At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 06/10/21 KRW 31,511,201 (795,589) — (795,589)
0.00% ........... At Termination
BOVESPA Index
Futures June 2021
At
Termination
Merrill Lynch International
& Co. 06/16/21 BRL 69,685 (15,591) — (15,591)
Swiss Market Index
Futures June 2021 . At Termination 0.00%
At
Termination HSBC Bank plc 06/18/21 CHF 44,432 (646,503) — (646,503)
$ (2,586,971) $ – $ (2,586,971)

2021
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.43
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 week CNREPOFI .................................... China Fixing Repo Rates 2.36
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.29
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 0.73
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.68
3 month LIBOR ....................................... London Interbank Offered Rate 0.18
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.14)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.48
6 month BBR ........................................ Australian Bank Bill Rate 0.10
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.52)
6 month GBP LIBOR ................................... London Interbank Offered Rate 0.11
6 month SOR ........................................ Singapore Interbank Offered Rate 0.32
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.36
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.14
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 545,783 $ (655,420) $ 12,394,883 $ (4,400,913)
OTC Swaps ................................................................... — — 11,096,266 (8,461,341)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 9,915,422 $ — $ 6,464,537 $ — $ 16,379,959
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 2,483,036 — — 2,483,036
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 12,394,883 — 12,394,883
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 481,058 — 10,615,208 — 11,096,266
$ — $ — $ 10,396,480 $ 2,483,036 $ 29,474,628 $ — $ 42,354,144
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 46,718,628 — — — 46,718,628
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 3,667,950 — — 3,667,950
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 4,400,913 — 4,400,913
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 3,068,029 — 5,393,312 — 8,461,341
$ — $ — $ 49,786,657 $ 3,667,950 $ 9,794,225 $ — $ 63,248,832

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (188,615,619) $ — $ (6,837,167) $ — $ (195,452,786)
Forward foreign currency exchange contracts .... — — — 8,055,778 — — 8,055,778
Swaps .............................. — — (32,403,914) — (264) — (32,404,178)
$ — $ — $ (221,019,533) $ 8,055,778 $ (6,837,431) $ — $ (219,801,186)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 11,683,816 — 4,257,147 — 15,940,963
Forward foreign currency exchange contracts .... — — — 6,443,690 — — 6,443,690
Swaps .............................. — — 1,533,979 — (1,659,576) — (125,597)
$ — $ — $ 13,217,795 $ 6,443,690 $ 2,597,571 $ — $ 22,259,056
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 1,110,336,341
Average notional value of contracts — short ................................................................................. 2,068,683,785
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 79,180,631
Average amounts sold — in USD ........................................................................................ 232,034,059
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 2,754,268,922
Average notional value — receives fixed rate ................................................................................ 1,798,114,466
Total return swaps:
Average notional value ............................................................................................... 112,914,881
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 9,897,672 $ —
Forward foreign currency exchange contracts ................................................................. 2,483,036 3,667,950
Swaps — Centrally cleared ............................................................................. — 3,463,872
Swaps — OTC
(a)
.................................................................................... 11,096,266 8,461,341
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 23,476,974 $ 15,593,163
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(9,897,672) (3,463,872)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 13,579,302 $ 12,129,291
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

2021
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 5,258,707 $ (1,219,029) $ — $ (4,039,678) $ —
Barclays Bank plc ................................ 295,517 — — (295,517) —
BNP Paribas SA ................................. 2,657,353 (1,196,600) — (1,460,753) —
Citibank NA .................................... 221,138 (221,138) — — —
Goldman Sachs International ........................ 446,077 (404,914) — (41,163) —
HSBC Bank plc .................................. 1,380,014 (1,279,266) (100,748) — —
JPMorgan Chase Bank NA .......................... 161,658 (161,658) — — —
Morgan Stanley & Co. International plc .................. 2,092,069 (1,539,459) — (552,610) —
Standard Chartered Bank ........................... 26,609 (26,609) — — —
State Street Bank and Trust Co. ...................... 856,876 (60,648) — — 796,228
UBS AG ...................................... 139,553 (139,553) — — —
Westpac Banking Corp. ............................ 43,731 — — — 43,731
$ 13,579,302 $ (6,248,874) $ (100,748) $ (6,389,721) $ 839,959
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Banco Santander SA .............................. $ 146,161 $ — $ — $ — $ 146,161
Bank of America NA .............................. 1,219,029 (1,219,029) — — —
BNP Paribas SA ................................. 1,196,600 (1,196,600) — — —
Citibank NA .................................... 765,074 (221,138) — — 543,936
Goldman Sachs International ........................ 404,914 (404,914) — — —
HSBC Bank plc .................................. 1,279,266 (1,279,266) — — —
JPMorgan Chase Bank NA .......................... 1,306,242 (161,658) — (730,000) 414,584
Merrill Lynch International & Co. ...................... 2,421,526 — — (2,421,526) —
Morgan Stanley & Co. International plc .................. 1,539,459 (1,539,459) — — —
Standard Chartered Bank ........................... 1,276,739 (26,609) — (830,000) 420,130
State Street Bank and Trust Co. ...................... 60,648 (60,648) — — —
UBS AG ...................................... 513,633 (139,553) — — 374,080
$ 12,129,291 $ (6,248,874) $ — $ (3,981,526) $ 1,898,891
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 2,421,433 $ 515,677 $ — $ 2,937,110
Air Freight & Logistics .................................... 12,040,151 1,937,542 — 13,977,693
Airlines .............................................. 6,218,956 255,096 — 6,474,052
Auto Components ...................................... 175,556 3,859,442 — 4,034,998
Automobiles .......................................... 10,203,056 6,140,158 — 16,343,214
Banks ............................................... 31,391,292 17,639,805 — 49,031,097
Beverages ........................................... 4,059,116 2,390,895 — 6,450,011
Biotechnology ......................................... 7,289,233 1,048,861 — 8,338,094
Building Products ....................................... 5,966,054 2,993,771 — 8,959,825
Capital Markets ........................................ 19,771,503 6,450,419 — 26,221,922
Chemicals ............................................ 8,217,402 8,690,050 — 16,907,452
Commercial Services & Supplies ............................. 5,581,484 1,381,464 — 6,962,948
Communications Equipment ................................ 666,768 268,736 — 935,504
Construction & Engineering ................................ 207,486 2,513,768 — 2,721,254
Construction Materials .................................... — 2,589,866 — 2,589,866
Consumer Finance ...................................... 4,502,064 — — 4,502,064
Containers & Packaging .................................. 9,057,473 120,951 — 9,178,424
Distributors ........................................... 3,532,858 — — 3,532,858
Diversified Financial Services ............................... 11,143,166 1,392,360 — 12,535,526
Diversified Telecommunication Services ........................ 5,689,989 2,109,222 — 7,799,211
Electric Utilities ........................................ 11,299,453 7,591,886 4,704 18,896,043
Electrical Equipment ..................................... 3,143,412 4,244,081 — 7,387,493
Electronic Equipment, Instruments & Components ................. 1,801,661 3,328,488 — 5,130,149
Energy Equipment & Services .............................. 73,853 — — 73,853
Entertainment ......................................... 13,810,937 1,260,987 — 15,071,924
Equity Real Estate Investment Trusts (REITs) .................... 16,316,597 2,062,908 — 18,379,505
Food & Staples Retailing .................................. 14,348,580 2,559,367 — 16,907,947
Food Products ......................................... — 5,819,414 — 5,819,414
Gas Utilities ........................................... 477,260 3,359,258 — 3,836,518
Health Care Equipment & Supplies ........................... 11,345,202 3,437,606 — 14,782,808
Health Care Providers & Services ............................ 16,677,175 1,029,452 — 17,706,627
Health Care Technology .................................. — 283,228 — 283,228
Hotels, Restaurants & Leisure .............................. 18,854,561 1,355,964 — 20,210,525
Household Durables ..................................... 6,926,550 1,953,235 — 8,879,785
Household Products ..................................... 2,659,327 1,100,664 — 3,759,991
Independent Power and Renewable Electricity Producers ............ — 504,778 — 504,778
Industrial Conglomerates .................................. 2,990,963 2,978,141 — 5,969,104
Insurance ............................................ 21,346,649 13,509,915 — 34,856,564
Interactive Media & Services ............................... 42,991,273 74,719 — 43,065,992
Internet & Direct Marketing Retail ............................ 29,830,641 1,499,155 — 31,329,796
IT Services ........................................... 40,322,622 4,317,226 — 44,639,848
Leisure Products ....................................... — 606,895 — 606,895
Life Sciences Tools & Services .............................. 3,876,589 385,391 — 4,261,980
Machinery ............................................ 12,982,246 10,835,633 — 23,817,879
Marine .............................................. — 947,768 — 947,768
Media ............................................... 7,285,251 585,549 — 7,870,800
Metals & Mining ........................................ 2,354,856 4,456,996 — 6,811,852
Mortgage Real Estate Investment Trusts (REITs) .................. 288,356 — — 288,356
Multiline Retail ......................................... 5,852,710 173,330 — 6,026,040
Multi-Utilities .......................................... 5,961,901 3,860,736 — 9,822,637
Oil, Gas & Consumable Fuels ............................... 27,168,551 5,183,655 — 32,352,206
Paper & Forest Products .................................. — 925,169 — 925,169
Personal Products ...................................... 775,506 2,291,330 — 3,066,836
Pharmaceuticals ....................................... 16,266,113 14,457,954 — 30,724,067

2021
BlackRock Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(continued)
April 30, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Professional Services .................................... $ 5,475,480 $ 5,592,832 $ — $ 11,068,312
Real Estate Management & Development ....................... 402,655 3,985,140 — 4,387,795
Road & Rail ........................................... 5,576,030 646,480 — 6,222,510
Semiconductors & Semiconductor Equipment .................... 25,853,191 6,401,589 — 32,254,780
Software ............................................. 58,843,102 2,829,632 — 61,672,734
Specialty Retail ........................................ 18,678,359 1,230,633 — 19,908,992
Technology Hardware, Storage & Peripherals .................... 37,221,118 923,043 — 38,144,161
Textiles, Apparel & Luxury Goods ............................ 1,319,728 4,602,714 — 5,922,442
Trading Companies & Distributors ............................ 1,853,143 6,313,310 — 8,166,453
Transportation Infrastructure ............................... — 242,607 — 242,607
Water Utilities ......................................... 2,394,230 678,240 — 3,072,470
Wireless Telecommunication Services ......................... — 3,232,033 — 3,232,033
Preferred Stocks ......................................... — 579,307 — 579,307
U.S. Treasury Obligations ................................... — 282,154,687 — 282,154,687
Warrants .............................................. 18,531 — — 18,531
Short-Term Securities ....................................... 35,759,937 — — 35,759,937
Subtotal ....................................................
$ 679,559,339 $ 488,691,208 $ 4,704 $ 1,168,255,251
Investments valued at NAV
(a)
...................................... 34,743
$ —
Total Investments .............................................. $ 1,168,289,994
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 9,915,422 $ 481,058 $ — $ 10,396,480
Foreign currency exchange contracts ............................ — 2,483,036 — 2,483,036
Interest rate contracts ....................................... 6,464,537 23,010,091 — 29,474,628
Liabilities:
Equity contracts ........................................... (46,718,628) (3,068,029) — (49,786,657)
Foreign currency exchange contracts ............................ — (3,667,950) — (3,667,950)
Interest rate contracts ....................................... — (9,794,225) — (9,794,225)
$ (30,338,669) $ 9,443,981 $ — $ (20,894,688)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock U.S. Impact Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
April 30, 2021
Security
Shares
Shares Value
Common Stocks — 98.1%
Biotechnology — 1.5%
Invitae Corp.
(a)
...................... 3,198 $ 111,610
Building Products — 2.6%
View, Inc.
(a)
........................ 21,803 190,122
Capital Markets — 9.5%
(a)
AEA-Bridges Impact Corp., Class A ........ 18,135 179,537
Climate Change Crisis Real Impact I Acquisition
Corp., Class A
(b)
................... 10,535 137,482
Jaws Acquisition Corp., Class A .......... 11,240 145,670
Natural Order Acquisition Corp. .......... 13,145 137,365
TPG Pace Tech Opportunities Corp., Class A . 8,055 83,289
683,343
Diversified Consumer Services — 3.3%
(a)(b)
Chegg , Inc. ........................ 1,788 161,510
Laureate Education, Inc., Class A ......... 5,341 73,439
234,949
Electric Utilities — 2.3%
Avangrid , Inc. ...................... 3,283 167,105
Electronic Equipment, Instruments & Components — 3.4%
Itron , Inc.
(a)
........................ 2,731 245,626
Equity Real Estate Investment Trusts (REITs) — 5.0%
Boston Properties, Inc. ................ 1,261 137,891
Sun Communities, Inc. ................ 1,346 224,553
362,444
Food & Staples Retailing — 1.3%
Grocery Outlet Holding Corp.
(a)
........... 2,375 95,926
Food Products — 5.0%
(a)
Atlantic Sapphire ASA ................. 10,410 108,610
Darling Ingredients, Inc. ............... 3,593 249,534
358,144
Health Care Equipment & Supplies — 10.4%
Boston Scientific Corp.
(a)
............... 7,975 347,710
Danaher Corp. ..................... 1,585 402,495
750,205
Health Care Providers & Services — 5.6%
(a)
1Life Healthcare, Inc.
(b)
................ 3,805 165,555
agilon health, Inc. ................... 513 16,175
Oak Street Health, Inc.
(b)
............... 3,601 221,930
403,660
Health Care Technology — 2.2%
Veeva Systems, Inc., Class A
(a)
.......... 559 157,890
Independent Power and Renewable Electricity Producers — 4.4%
Brookfield Renewable Corp. ............ 5,134 212,958
TransAlta Renewables, Inc. ............. 6,414 101,599
314,557
Insurance — 0.9%
eHealth, Inc.
(a)
...................... 948 67,061
IT Services — 7.9%
Jack Henry & Associates, Inc. ........... 2,064 336,081
Shopify, Inc., Class A
(a)
................ 82 96,966
Square, Inc., Class A
(a)
................ 566 138,568
571,615
Life Sciences Tools & Services — 3.5%
Agilent Technologies, Inc. .............. 1,866 249,372
Security
Shares
Shares Value
Machinery — 3.6%
Watts Water Technologies, Inc., Class A ..... 887 $ 110,476
Xylem, Inc. ........................ 1,379 152,586
263,062
Pharmaceuticals — 5.9%
Zoetis, Inc. ........................ 2,459 425,481
Professional Services — 4.3%
ICF International, Inc. ................. 3,393 308,967
Semiconductors & Semiconductor Equipment — 1.9%
First Solar, Inc.
(a)
.................... 1,774 135,764
Software — 13.6%
(a)
Alkami Technology, Inc. ................ 99 4,721
Blackbaud , Inc. ..................... 1,071 76,170
Everbridge , Inc. ..................... 1,767 234,499
Mimecast Ltd. ...................... 4,557 197,865
Nuance Communications, Inc. ........... 5,448 289,670
Rapid7, Inc.
(b)
...................... 2,213 179,806
982,731
Total Common Stocks — 98.1%
(Cost: $5,733,137) ............................... 7,079,634
Warrants — 0.5%
Building Products — 0.0%
View, Inc. (Issued/exercisable 03/11/21, 1 share
for 1 warrant, Expires 03/08/26, Strike Price
USD 11.50)
(a)
.................... 1,004 1,998
Capital Markets — 0.5%
(a)
AEA-Bridges Impact Corp. (Issued/exercisable
11/10/20, 1 share for 1 warrant, Expires
12/31/25, Strike Price USD 11.50) ...... 9,067 7,797
Climate Change Crisis Real Impact I Acquisition
Corp. (Issued/exercisable 11/10/20, 1 share
for 1 warrant, Expires 09/15/25, Strike Price
USD 11.50) ...................... 5,267 16,591
Natural Order Acquisition Corp. (Issued/
exercisable 02/23/21, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD 11.50) . 13,145 10,516
34,904
Total Warrants — 0.5% .............................. 36,902
Total Long-Term Investments — 98.6%
(Cost: $5,733,137) ............................... 7,116,536
Short-Term Securities — 14.8%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% .................... 128,840 128,840
SL Liquidity Series, LLC, Money Market Series,
0.13%
(d)
........................ 939,123 939,405
Total Short-Term Securities — 14.8%
(Cost: $1,068,245) ............................... 1,068,245
Total Investments — 113.4%
(Cost: $6,801,382 ) ............................... 8,184,781
Liabilities in Excess of Other Assets — (13.4)% ............ (968,076)
Net Assets — 100.0% ............................... $ 7,216,705

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Impact Fund

Schedule of Investments
(continued)
April 30, 2021
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
06/30/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
( b )
.. $ — $ 128,840 $ — $ — $ — $ 128,840 128,840 $ 38 $ —
SL Liquidity Series, LLC, Money
Market Series
( b )
.......... — 939,405 — — — 939,405 939,123 242
( c )
—
$ — $ — $ 1,068,245 $ 280 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock U.S. Impact Fund
Schedules of Investments

Schedule of Investments
(continued)
April 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
See notes to financial statements
Derivative Financial Instruments Outstanding as of Period End
For the period ended April 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .... $ — $ — $ — $ (1,849) $ — $ — $ (1,849)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... $ 29,024
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology ......................................... $ 111,610 $ — $ — $ 111,610
Building Products ....................................... 190,122 — — 190,122
Capital Markets ........................................ 683,343 — — 683,343
Diversified Consumer Services .............................. 234,949 — — 234,949
Electric Utilities ........................................ 167,105 — — 167,105
Electronic Equipment, Instruments & Components ................. 245,626 — — 245,626
Equity Real Estate Investment Trusts (REITs) .................... 362,444 — — 362,444
Food & Staples Retailing .................................. 95,926 — — 95,926
Food Products ......................................... 249,534 108,610 — 358,144
Health Care Equipment & Supplies ........................... 750,205 — — 750,205
Health Care Providers & Services ............................ 403,660 — — 403,660
Health Care Technology .................................. 157,890 — — 157,890
Independent Power and Renewable Electricity Producers ............ 314,557 — — 314,557
Insurance ............................................ 67,061 — — 67,061
IT Services ........................................... 571,615 — — 571,615
Life Sciences Tools & Services .............................. 249,372 — — 249,372
Machinery ............................................ 263,062 — — 263,062
Pharmaceuticals ....................................... 425,481 — — 425,481
Professional Services .................................... 308,967 — — 308,967
Semiconductors & Semiconductor Equipment .................... 135,764 — — 135,764
Software ............................................. 982,731 — — 982,731
Warrants .............................................. 36,902 — — 36,902
Short-Term Securities ....................................... 128,840 — — 128,840
Subtotal ....................................................
$ 7,136,766 $ 108,610 $ — $ 7,245,376
Investments valued at NAV
(a)
...................................... 939,405
$ —
Total Investments .............................................. $ 8,184,781
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statements of Assets and Liabilities

April 30, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
ESG Emerging
Markets Equity
Fund
BlackRock
Advantage ESG
International
Equity Fund
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
ASSETS
Investments at value — unaffiliated
(a) (b)
......................................... $ 11,669,861 $ 11,676,490 $ 52,118,756 $ 7,978,395
Investments at value — affiliated
(c)
............................................ 617,192 305,672 3,374,451 840,350
Cash   ............................................................... 9 — — —
Cash pledged for futures contracts ............................................ 24,000 24,000 — —
Foreign currency at value
(d)
................................................. 83,656 66,142 3,021 2,126
Receivables: – – – –
Investments sold ...................................................... 599,139 158,830 643,473 148,779
Securities lending income — affiliated ........................................ 8 — 2,036 372
Capital shares sold ..................................................... — 500 100 —
Dividends — affiliated ................................................... 7 6 10 2
Dividends — unaffiliated ................................................. 18,772 43,564 21,663 9,348
From the Manager ..................................................... 28,199 62,412 10,938 10,239
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 3,187 1,175
Deferred offering costs .................................................... 21,777 40,721 — —
Prepaid expenses ....................................................... 3,172 3,173 3,039 3,016
Total assets ...........................................................
13,065,792 12,381,510 56,180,674 8,993,802
LIABILITIES
Collateral on securities loaned at value ......................................... — — 2,573,250 698,919
Payables: – – – –
Investments purchased .................................................. 670,160 151,000 1,075,503 86,159
Administration fees ..................................................... — — 7,766 694
Capital shares redeemed ................................................. 438 — 442 431
Custodian fees ........................................................ 19,887 21,403 — —
Investment advisory fees ................................................. — — 27,648 4,348
Trustees' and Officer's fees ............................................... 1,657 1,658 155 496
Pricing fees .......................................................... 7,303 11,436 — —
Printing and postage fees ................................................ 9,972 9,986 — —
Professional fees ...................................................... 27,156 41,492 27,800 27,911
Service and distribution fees ............................................... 27 28 57 33
Transfer agent fees .................................................... 696 684 — —
Other accrued expenses ................................................. 3,822 1,802 — —
Variation margin on futures contracts ......................................... 5,852 4,506 — —
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — 11,162 3,676
Total liabilities ..........................................................
746,970 243,995 3,723,783 822,667
NET ASSETS ..........................................................
$ 12,318,822 $ 12,137,515 $ 52,456,891 $ 8,171,135
NET ASSETS CONSIST OF
Paid-in capital .......................................................... $ 9,993,790 $ 10,035,238 $ 46,795,753 $ 6,094,633
Accumulated earnings .................................................... 2,325,032 2,102,277 5,661,138 2,076,502
NET ASSETS ..........................................................
$ 12,318,822 $ 12,137,515 $ 52,456,891 $ 8,171,135
(a)
  Investments at cost — unaffiliated ........................................... $ 10,429,126 $ 10,524,832 $ 47,897,829 $ 6,759,629
(b)
  Securities loaned at value ................................................ $ — $ — $ 2,514,125 $ 688,494
(c)
  Investments at cost — affiliated ............................................ $ 559,360 $ 305,672 $ 3,374,451 $ 840,350
(d)
  Foreign currency at cost ................................................. $ 82,960 $ 65,885 $ 3,019 $ 2,127

Statements of Assets and Liabilities
(continued)
April 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
Advantage ESG
Emerging
Markets Equity
Fund
BlackRock
Advantage ESG
International
Equity Fund
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
NET ASSET VALUE
Institutional
Net assets .....................................................
$ 124,876 $ 155,876 $ 42,998,990 $ 136,673
Shares outstanding ..............................................
10,153 12,903 2,815,008 10,015
Net asset value .................................................
$ 12.30 $ 12.08 $ 15.27 $ 13.65
Shares authorized ...............................................
Unlimited Unlimited Unlimited Unlimited
Par value .....................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001
Investor A
Net assets .....................................................
$ 137,861 $ 140,093 $ 271,820 $ 169,445
Shares outstanding ..............................................
11,218 11,606 17,813 12,429
Net asset value .................................................
$ 12.29 $ 12.07 $ 15.26 $ 13.63
Shares authorized ...............................................
Unlimited Unlimited Unlimited Unlimited
Par value .....................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .....................................................
$ 12,056,085 $ 11,841,546 $ 9,186,081 $ 7,865,017
Shares outstanding ..............................................
980,000 980,000 600,948 576,122
Net asset value .................................................
$ 12.30 $ 12.08 $ 15.29 $ 13.65
Shares authorized ...............................................
Unlimited Unlimited Unlimited Unlimited
Par value .....................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1 $ 0.00 1

Statements of Assets and Liabilities
(continued)
April 30, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
ASSETS
Investments at value — unaffiliated
(a) (b)
........................................................................ $ 1,132,495,314 $ 7,116,536
Investments at value — affiliated
(c)
........................................................................... 35,794,680 1,068,245
Cash   .............................................................................................. 10,241 —
Cash pledged:
Collateral — OTC derivatives ............................................................................. 4 , 37 0,000 —
Futures contracts ..................................................................................... 152,134,165 —
Centrally cleared swaps ................................................................................. 49,869,000 —
Foreign currency at value
(d)
................................................................................ 80,313,817 511
Receivables: – –
Investments sold ..................................................................................... 74,565 56,354
Securities lending income — affiliated ....................................................................... 3 237
Capital shares sold .................................................................................... 4,769,954 —
Dividends — affiliated .................................................................................. 1,190 3
Dividends — unaffiliated ................................................................................ 1,586,264 615
Interest — unaffiliated .................................................................................. 327,066 —
From the Manager .................................................................................... — 9,639
Variation margin on futures contracts ........................................................................ 9,897,672 —
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 2,483,036 —
OTC swaps ......................................................................................... 11,096,266 —
Prepaid expenses ...................................................................................... 59,344 —
Total assets ..........................................................................................
1,48 5 , 28 2,577 8,252,140
LIABILITIES
Cash received as collateral for OTC derivatives .................................................................. 9, 07 5,015 —
Collateral on securities loaned at value ........................................................................ 35,199 939,405
Payables: – –
Investments purchased ................................................................................. — 63,354
Accounting services fees ................................................................................ 82,240 —
Administration fees .................................................................................... 70,424 609
Capital shares redeemed ................................................................................ 1,226,014 442
Custodian fees ....................................................................................... 73,321 —
Investment advisory fees ................................................................................ 624,842 3,781
Trustees' and Officer's fees .............................................................................. 2,653 497
Other affiliate fees .................................................................................... 69,933 —
Printing and postage fees ............................................................................... 14,200 —
Professional fees ..................................................................................... 114,137 27,311
Registration fees ..................................................................................... 33,620 —
Service and distribution fees .............................................................................. 51,714 36
Transfer agent fees ................................................................................... 224,219 —
Other accrued expenses ................................................................................ 27,390 —
Variation margin on centrally cleared swaps ................................................................... 3,463,872 —
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 3,667,950 —
OTC swaps ......................................................................................... 8,461,341 —
Total liabilities .........................................................................................
2 7 , 31 8,084 1,035,435
NET ASSETS .........................................................................................
$ 1,457,964,493 $ 7,216,705

Statements of Assets and Liabilities
(continued)
April 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 1,461,999,551 $ 5,048,763
Accumulated earnings (loss) ............................................................................... (4,035,058) 2,167,942
NET ASSETS .........................................................................................
$ 1,457,964,493 $ 7,216,705
(a)
  Investments at cost — unaffiliated .......................................................................... $ 893,716,347 $ 5,733,137
(b)
  Securities loaned at value ............................................................................... $ 32,808 $ 922,356
(c)
  Investments at cost — affiliated ........................................................................... $ 35,794,680 $ 1,068,245
(d)
  Foreign currency at cost ................................................................................ $ 80,578,494 $ 506

Statements of Assets and Liabilities
(continued)
April 30, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSET VALUE
Institutional
Net assets .......................................................................................
$ 464,693,799 $ 143,394
Shares outstanding ................................................................................
33,084,512 10,008
Net asset value ...................................................................................
$ 14.05 $ 14.33
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Service
Net assets .......................................................................................
$ 1,971,528 $ —
Shares outstanding ................................................................................
141,095 —
Net asset value ...................................................................................
$ 13.97 $ —
Shares authorized .................................................................................
Unlimited —
Par value .......................................................................................
$ 0.00 1 $ —
Investor A
Net assets .......................................................................................
$ 202,883,859 $ 192,476
Shares outstanding ................................................................................
14,563,711 13,446
Net asset value ...................................................................................
$ 13.93 $ 14.31
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Investor C
Net assets .......................................................................................
$ 8,665,476 $ —
Shares outstanding ................................................................................
636,962 —
Net asset value ...................................................................................
$ 13.60 $ —
Shares authorized .................................................................................
Unlimited —
Par value .......................................................................................
$ 0.00 1 $ —
Class K
Net assets .......................................................................................
$ 779,749,831 $ 6,880,835
Shares outstanding ................................................................................
55,626,362 480,025
Net asset value ...................................................................................
$ 14.02 $ 14.33
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1

Statements of Operations
Period Ended April 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
Advantage
ESG Emerging
Markets Equity
Fund
(a)
BlackRock
Advantage
ESG
International
Equity Fund
(a)
BlackRock
Global Impact
Fund
(b)
BlackRock
International
Impact Fund
(c)
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 793 $ 58 $ 215 $ 42
Dividends — unaffiliated ................................................. 122,185 185,852 211,348 84,887
Securities lending income — affiliated — net ................................... 18 7 2,479 1,730
Foreign taxes withheld .................................................. (16,641) (18,871) (20,031) (8,786)
Total investment income ...................................................
106,355 167,046 194,011 77,873
EXPENSES
Organization and o ffering ................................................ 119,129 98,510 — —
Investment advisory .................................................... 63,789 34,539 151,650 39,224
Custodian ........................................................... 47,343 63,432 — —
Professional ......................................................... 43,747 43,047 27,933 28,038
Printing and postage ................................................... 10,560 10,558 — —
Trustees and Officer .................................................... 8,941 8,941 7,462 7,772
Pricing ............................................................. 7,303 11,436 — —
Administration ....................................................... 3,389 3,262 — —
Administration — class specific ............................................ 1,594 1,535 39,329 6,247
Transfer agent — class specific ............................................ 765 765 — —
Registration ......................................................... 743 743 — —
Service and distribution — class specific ...................................... 212 198 420 271
Miscellaneous ........................................................ 12,152 8,019 — —
Total expenses .........................................................
319,667 284,985 226,794 81,552
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (249,121) (244,672) (35,799) (35,872)
Administration fees waived ............................................... (3,387) (3,261) — —
Administration fees waived — class specific .................................... (1,594) (1,535) — —
Transfer agent fees waived and/or reimbursed — class specific ....................... (682) (677) — —
Total expenses after fees waived and/or reimbursed ................................
64,883 34,840 190,995 45,680
Net investment income ....................................................
41,472 132,206 3,016 32,193
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,311,813 $ 2,025,244 $ 6,452,280 $ 2,310,201
Net realized gain (loss) from:
Investments — affiliated ............................................... $ 8,552 $ — $ — $ —
Investments — unaffiliated ............................................. 747,846 803,599 2,200,157 1,092,497
Forward foreign currency exchange contracts ................................. — — 27,578 5,429
Foreign currency transactions ........................................... (3,954) 11,379 11,846 (3,928)
Futures contracts .................................................... 261,618 51,393 — —
1,014,062 866,371 2,239,581 1,093,998
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... 57,832 — — —
Investments — unaffiliated ............................................. 1,240,735 1,151,658 4,220,927 1,218,766
Forward foreign currency exchange contracts ................................. — — (7,975) (2,501)
Foreign currency translations ............................................ 350 593 (253) (62)
Futures contracts .................................................... (1,166) 6,622 — —
1,297,751 1,158,873 4,212,699 1,216,203
Net realized and unrealized gain .............................................
2,311,813 2,025,244 6,452,280 2,310,201
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 2,353,285 $ 2,157,450 $ 6,455,296 $ 2,342,394
(a)
Period from 08/18/20 (commencement of operations) to 04/30/21.
(b)
Period from 05/27/20 (commencement of operations) to 04/30/21.
(c)
Period from 06/30/20 (commencement of operations) to 04/30/21.

Statements of Operations
(continued)
Period Ended April 30, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
(a)
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 29,360 $ 38
Dividends — unaffiliated ................................................................................ 12,836 , 093 32,006
Interest — unaffiliated .................................................................................. 1,167,192 —
Securities lending income — affiliated — net .................................................................. 1,830 242
Foreign taxes withheld ................................................................................. (415,266) (1,362)
Total investment income ..................................................................................
13,619,209 30,924
EXPENSES
Investment advisory ................................................................................... 6,332,335 35,159
Transfer agent — class specific ........................................................................... 847,684 —
Service and distribution — class specific ..................................................................... 641,591 291
Administration ...................................................................................... 474,928 —
Administration — class specific ........................................................................... 233,281 5,634
Custodian .......................................................................................... 222,158 —
Accounting services ................................................................................... 174,731 —
Professional ........................................................................................ 166,141 27,438
Registration ........................................................................................ 87,942 —
Printing and postage .................................................................................. 35,747 —
Trustees and Officer ................................................................................... 6,856 7,772
Miscellaneous ....................................................................................... 43,132 —
Total expenses ........................................................................................
9,266,526 76,294
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (42,286) (35,273)
Total expenses after fees waived and/or reimbursed ...............................................................
9,224,240 41,021
Net investment income (loss) ...............................................................................
4,394,969 (10,097)
REALIZED AND UNREALIZED GAIN (LOSS) $ 59,259,394 $ 2,667,363
Net realized gain (loss) from:
Investments — affiliated .............................................................................. $ (423) $ —
Investments — unaffiliated ............................................................................ 74,807,761 1,286,146
Forward foreign currency exchange contracts ................................................................ 8,055,778 (1,849)
Foreign currency transactions .......................................................................... 1,153,108 (338)
Futures contracts ................................................................................... (195,452,786) —
Swaps   ......................................................................................... (32,404,178) —
(143,840,740) 1,283,959
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 180,604,475 1,383,399
Forward foreign currency exchange contracts ................................................................ 6,443,690 —
Foreign currency translations ........................................................................... 236,603 5
Futures contracts ................................................................................... 15,940,963 —
Swaps   ......................................................................................... (125,597) —
203,100,134 1,383,404
Net realized and unrealized gain ............................................................................
59,259,394 2,667,363
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 63,654,363 $ 2,657,266
(a)
Period from 06/30/20 (commencement of operations) to 04/30/21.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock
Advantage ESG
Emerging Markets
Equity Fund
BlackRock
Advantage ESG
International Equity
Fund
Period from
08/18/20
(a)
to 04/30/21
Period from
08/18/20
(a)
to 04/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 41,472 $ 132,206
Net realized gain ...................................................................................... 1,014,062 866,371
Net change in unrealized appreciation (depreciation) .............................................................. 1,297,751 1,158,873
Net increase in net assets resulting from operations .................................................................
2,353,285 2,157,450
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ......................................................................................... (493) (836)
  Investor A .......................................................................................... (408) (569)
  Class K ............................................................................................ (50,099) (66,875)
Decrease in net assets resulting from distributions to shareholders .......................................................
(51,000) (68,280)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
10,016,537 10,048,345
NET ASSETS
Total increase in net assets ................................................................................. 12,318,822 12,137,515
Beginning of period ......................................................................................
— —
End of period ..........................................................................................
$ 12,318,822 $ 12,137,515
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Global
Impact Fund
BlackRock
International Impact
Fund
Period from
05/27/20
(a)
to 04/30/21
Period from
06/30/20
(a)
to 04/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 3,016 $ 32,193
Net realized gain ...................................................................................... 2,239,581 1,093,998
Net change in unrealized appreciation (depreciation) .............................................................. 4,212,699 1,216,203
Net increase in net assets resulting from operations .................................................................
6,455,296 2,342,394
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ......................................................................................... (470,005) (4,436)
  Investor A .......................................................................................... (6,678) (4,284)
  Class K ............................................................................................ (317,475) (257,172)
Decrease in net assets resulting from distributions to shareholders .......................................................
(794,158) (265,892)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
46,795,753 6,094,633
NET ASSETS
Total increase in net assets ................................................................................. 52,456,891 8,171,135
Beginning of period ......................................................................................
— —
End of period ..........................................................................................
$ 52,456,891 $ 8,171,135
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Tactical Opportunities Fund
BlackRock U.S.
Impact Fund
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Period from
06/30/20
(a)
to 04/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ 4,394,969 $ 3,910,813 $ 10,163,980 $ (10,097)
Net realized gain (loss) .................................................... (143,840,740) 51,795,552 (41,970,813) 1,283,959
Net change in unrealized appreciation (depreciation) ................................ 203,100,134 (32,632,222) 9,901,303 1,383,404
Net increase in net assets resulting from operations ...................................
63,654,363 23,074,143
(21,905,530)
2,657,266
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... (8,252,526) (9,664,467) (17,643,157) (9,744)
  Service .............................................................. (54,595) (19,846) (82,582) —
  Investor A ............................................................ (5,029,093) (6,407,099) (21,588,975) (9,665)
  Investor C ............................................................ (136,513) (360,507) (1,630,883) —
  Class K .............................................................. (18,476,253) (13,048,106) (17,911,034) (469,915)
Return of capital: – – –
  Institutional ........................................................... (51,931) — — —
  Service .............................................................. (344) — — —
  Investor A ............................................................ (31,647) — — —
  Investor C ............................................................ (859) — — —
  Class K .............................................................. (116,265) — — —
Decrease in net assets resulting from distributions to shareholders .........................
(32,150,026) (29,500,025)
(58,856,631)
(489,324)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
551,060,076 (12,259,692)
286,355,465
5,048,763
NET ASSETS
Total increase (decrease) in net assets ........................................... 582,564,413 (18,685,574) 205,593,304 7,216,705
Beginning of period ........................................................
875,400,080 894,085,654
688,492,350
—
End of period ............................................................
$ 1,457,964,493 $ 875,400,080
$ 894,085,654
$ 7,216,705
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout the period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage ESG
Emerging Markets
Equity Fund
Institutional
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.04
Net realized and unrealized gain ..........................................................................................
2.31
Net increase from investment operations .......................................................................................
2.35
Distributions from net investment income
(c)
...................................................................................
(0.05)
Net asset value, end of period .............................................................................................
$ 12.30
Total Return
(d)
23.53%
Based on net asset value .................................................................................................
23.53%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
3.70%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.86%
(f)(g)
Net investment income ..................................................................................................
0.47%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 125
Portfolio turnover rate ...................................................................................................
147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.03%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.30%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements.
BlackRock
Advantage ESG
Emerging Markets
Equity Fund
Investor A
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.02
Net realized and unrealized gain ..........................................................................................
2.31
Net increase from investment operations .......................................................................................
2.33
Distributions from net investment income
(c)
...................................................................................
(0.04)
Net asset value, end of period .............................................................................................
$ 12.29
Total Return
(d)
23.33%
Based on net asset value .................................................................................................
23.33%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
3.92%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
1.11%
(f)(g)
Net investment income ..................................................................................................
0.31%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 138
Portfolio turnover rate ...................................................................................................
147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.03%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.52%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage ESG
Emerging Markets
Equity Fund
Class K
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.04
Net realized and unrealized gain ..........................................................................................
2.31
Net increase from investment operations .......................................................................................
2.35
Distributions from net investment income
(c)
...................................................................................
(0.05)
Net asset value, end of period .............................................................................................
$ 12.30
Total Return
(d)
23.55%
Based on net asset value .................................................................................................
23.55%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
3.39%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.81%
(f)(g)
Net investment income ..................................................................................................
0.52%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 12,056
Portfolio turnover rate ...................................................................................................
147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.03%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.00%.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Advantage ESG
International Equity
Fund
Institutional
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.13
Net realized and unrealized gain ..........................................................................................
2.01
Net increase from investment operations .......................................................................................
2.14
Distributions
(c)
–
From net investment income .............................................................................................
(0.06)
From net realized gain ..................................................................................................
(0.00)
(d)
Total distributions ......................................................................................................
(0.06)
Net asset value, end of period .............................................................................................
$ 12.08
Total Return
(e)
21.53%
Based on net asset value .................................................................................................
21.53%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................................
3.40%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.50%
(g)
Net investment income ..................................................................................................
1.69%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 156
Portfolio turnover rate ...................................................................................................
172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.94%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2021
BlackRock Annual Report to Shareholders

BlackRock
Advantage ESG
International Equity
Fund
Investor A
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.11
Net realized and unrealized gain ..........................................................................................
2.01
Net increase from investment operations .......................................................................................
2.12
Distributions
(c)
–
From net investment income .............................................................................................
(0.05)
From net realized gain ..................................................................................................
(0.00)
(d)
Total distributions ......................................................................................................
(0.05)
Net asset value, end of period .............................................................................................
$ 12.07
Total Return
(e)
21.33%
Based on net asset value .................................................................................................
21.33%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................................
3.76%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.75%
(g)
Net investment income ..................................................................................................
1.45%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 140
Portfolio turnover rate ...................................................................................................
172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.31%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Advantage ESG
International Equity
Fund
Class K
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.13
Net realized and unrealized gain ..........................................................................................
2.01
Net increase from investment operations .......................................................................................
2.14
Distributions
(c)
–
From net investment income .............................................................................................
(0.06)
From net realized gain ..................................................................................................
(0.00)
(d)
Total distributions ......................................................................................................
(0.06)
Net asset value, end of period .............................................................................................
$ 12.08
Total Return
(e)
21.55%
Based on net asset value .................................................................................................
21.55%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................................
3.15%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.45%
(g)
Net investment income ..................................................................................................
1.72%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 11,842
Portfolio turnover rate ...................................................................................................
172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)
2021
BlackRock Annual Report to Shareholders

BlackRock Global
Impact Fund
Institutional
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment loss
(b)
..................................................................................................
(0.02)
Net realized and unrealized gain ..........................................................................................
5.82
Net increase from investment operations .......................................................................................
5.80
Distributions
(c)
–
From net investment income .............................................................................................
(0.07)
From net realized gain ..................................................................................................
(0.46)
Total distributions ......................................................................................................
(0.53)
Net asset value, end of period .............................................................................................
$ 15.27
Total Return
(d)
58.53%
Based on net asset value .................................................................................................
58.53%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.98%
(f)(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.84%
(f)
Net investment loss .....................................................................................................
(0.14)%
(f)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 42,999
Portfolio turnover rate ...................................................................................................
100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.98%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
BlackRock Global
Impact Fund
Investor A
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment loss
(b)
..................................................................................................
(0.02)
Net realized and unrealized gain ..........................................................................................
5.79
Net increase from investment operations .......................................................................................
5.77
Distributions
(c)
–
From net investment income .............................................................................................
(0.05)
From net realized gain ..................................................................................................
(0.46)
Total distributions ......................................................................................................
(0.51)
Net asset value, end of period .............................................................................................
$ 15.26
Total Return
(d)
58.22%
Based on net asset value .................................................................................................
58.22%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.27%
(f)(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
1.10%
(f)
Net investment loss .....................................................................................................
(0.18)%
(f)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 272
Portfolio turnover rate ...................................................................................................
100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.28%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2021
BlackRock Annual Report to Shareholders

BlackRock Global
Impact Fund
Class K
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.04
Net realized and unrealized gain ..........................................................................................
5.78
Net increase from investment operations .......................................................................................
5.82
Distributions
(c)
–
From net investment income .............................................................................................
(0.07)
From net realized gain ..................................................................................................
(0.46)
Total distributions ......................................................................................................
(0.53)
Net asset value, end of period .............................................................................................
$ 15.29
Total Return
(d)
58.75%
Based on net asset value .................................................................................................
58.75%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.93%
(f)(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.75%
(f)
Net investment income ..................................................................................................
0.34%
(f)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 9,186
Portfolio turnover rate ...................................................................................................
100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.94%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
International Impact
Fund
Institutional
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.05
Net realized and unrealized gain ..........................................................................................
4.04
Net increase from investment operations .......................................................................................
4.09
Distributions
(c)
–
From net investment income .............................................................................................
(0.08)
From net realized gain ..................................................................................................
(0.36)
Total distributions ......................................................................................................
(0.44)
Net asset value, end of period .............................................................................................
$ 13.65
Total Return
(d)
41.25%
Based on net asset value .................................................................................................
41.25%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.37%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.85%
(f)(g)
Net investment income ..................................................................................................
0.50%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 137
Portfolio turnover rate ...................................................................................................
87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.44%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2021
BlackRock Annual Report to Shareholders

BlackRock
International Impact
Fund
Investor A
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.02
Net realized and unrealized gain ..........................................................................................
4.04
Net increase from investment operations .......................................................................................
4.06
Distributions
(c)
–
From net investment income .............................................................................................
(0.07)
From net realized gain ..................................................................................................
(0.36)
Total distributions ......................................................................................................
(0.43)
Net asset value, end of period .............................................................................................
$ 13.63
Total Return
(d)
40.89%
Based on net asset value .................................................................................................
40.89%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.63%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
1.10%
(f)(g)
Net investment income ..................................................................................................
0.23%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 169
Portfolio turnover rate ...................................................................................................
87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.71%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
International Impact
Fund
Class K
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.06
Net realized and unrealized gain ..........................................................................................
4.04
Net increase from investment operations .......................................................................................
4.10
Distributions
(c)
–
From net investment income .............................................................................................
(0.09)
From net realized gain ..................................................................................................
(0.36)
Total distributions ......................................................................................................
(0.45)
Net asset value, end of period .............................................................................................
$ 13.65
Total Return
(d)
41.32%
Based on net asset value .................................................................................................
41.32%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.26%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.75%
(f)(g)
Net investment income ..................................................................................................
0.54%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 7,865
Portfolio turnover rate ...................................................................................................
87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.34%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock Tactical Opportunities Fund
Institutional
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 13.59 $ 13.67 $ 15.44 $ 14.11 $ 13.41 $ 14.20
Net investment income
(a)
.......................
0.05 0.06 0.19 0.14 0.09 0.07
Net realized and unrealized gain (loss) .............
0.79 0.32 (0.57) 1.31 0.82 (0.16)
Net increase (decrease) from investment operations ......
0.84 0.38 (0.38) 1.45 0.91 (0.09)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.38) (0.46) (0.55) (0.12) (0.23) (0.51)
From net realized gain .........................
— — (0.84) — — (0.19)
Return of capital .............................
(0.00)
(c)
— — — — —
Total distributions .............................
(0.38) (0.46) (1.39) (0.12) (0.23) (0.70)
Capital Contribution ...........................
— — — — 0.02 —
Net asset value, end of period ....................
$ 14.05 $ 13.59 $ 13.67 $ 15.44 $ 14.11 $ 13.41
Total Return
(d)
6.18% 2.79% (2.43)% 10.36% — —
Based on net asset value ........................
6.18% 2.79%
(e)
(2.43)% 10.36% 7.05% (0.71)%
Ratios to Average Net Assets
(f)
Total expenses
(g)
..............................
0.81% 0.86%
(h)
0.80% 0.93% 0.92% 0.91%
Total expenses after fees waived and/or reimbursed ......
0.80% 0.85%
(h)
0.79% 0.89% 0.89% 0.87%
Net investment income .........................
0.38% 0.77%
(h)
1.36% 0.94% 0.65% 0.49%
Supplemental Data
Net assets, end of period (000) ....................
$ 464,694 $ 289,127 $ 290,851 $ 220,711 $ 189,242 $ 271,623
Portfolio turnover rate ..........................
136% 167% 288% 265% 257% 359%
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.05%
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Expense ratios ............................... N/A N/A 0.79% N/A N/A N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock Tactical Opportunities Fund
Service
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 13.54 $ 13.56 $ 15.33 $ 14.02 $ 13.34 $ 14.12
Net investment income
(a)
.......................
0.01 0.04 0.16 0.10 0.05 0.02
Net realized and unrealized gain (loss) .............
0.78 0.31 (0.58) 1.32 0.81 (0.14)
Net increase (decrease) from investment operations ......
0.79 0.35 (0.42) 1.42 0.86 (0.12)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.36) (0.37) (0.51) (0.11) (0.20) (0.47)
From net realized gain .........................
— — (0.84) — — (0.19)
Return of capital .............................
(0.00)
(c)
— — — — —
Total distributions .............................
(0.36) (0.37) (1.35) (0.11) (0.20) (0.66)
Capital Contribution ...........................
— — — — 0.02 —
Net asset value, end of period ....................
$ 13.97 $ 13.54 $ 13.56 $ 15.33 $ 14.02 $ 13.34
Total Return
(d)
5.86% 2.63% (2.74)% 10.21% — —
Based on net asset value ........................
5.86% 2.63%
(e)
(2.74)% 10.21% 6.66% (0.95)%
Ratios to Average Net Assets
(f)
Total expenses
(g)
..............................
1.07% 1.16%
(h)
1.06% 1.22% 1.23% 1.24%
Total expenses after fees waived and/or reimbursed ......
1.06% 1.14%
(h)
1.06% 1.16% 1.17% 1.17%
Net investment income .........................
0.08% 0.53%
(h)
1.14% 0.65% 0.38% 0.17%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,972 $ 836 $ 767 $ 832 $ 828 $ 1,667
Portfolio turnover rate ..........................
136% 167% 288% 265% 257% 359%
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.05%
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Expense ratios ............................... N/A N/A 1.04% N/A N/A 1.23%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Tactical Opportunities Fund
Investor A
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 13.49 $ 13.54 $ 15.31 $ 14.02 $ 13.33 $ 14.12
Net investment income
(a)
.......................
0.01 0.04 0.14 0.09 0.05 0.02
Net realized and unrealized gain (loss) .............
0.77 0.32 (0.56) 1.31 0.81 (0.15)
Net increase (decrease) from investment operations ......
0.78 0.36 (0.42) 1.40 0.86 (0.13)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.34) (0.41) (0.51) (0.11) (0.19) (0.47)
From net realized gain .........................
— — (0.84) — — (0.19)
Return of capital .............................
(0.00)
(c)
— — — — —
Total distributions .............................
(0.34) (0.41) (1.35) (0.11) (0.19) (0.66)
Capital Contribution ...........................
— — — — 0.02 —
Net asset value, end of period ....................
$ 13.93 $ 13.49 $ 13.54 $ 15.31 $ 14.02 $ 13.33
Total Return
(d)
5.77% 2.70% (2.77)% 10.06% — —
Based on net asset value ........................
5.77% 2.70%
(e)
(2.77)% 10.06% 6.66% (1.02)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.09% 1.15%
(g)
1.10%
(h)
1.21% 1.20%
(h)
1.21%
Total expenses after fees waived and/or reimbursed ......
1.09% 1.14%
(g)
1.09% 1.20% 1.20% 1.18%
Net investment income .........................
0.09% 0.48%
(g)
1.01% 0.61% 0.37% 0.15%
Supplemental Data
Net assets, end of period (000) ....................
$ 202,884 $ 208,746 $ 218,634 $ 237,442 $ 244,101 $ 271,941
Portfolio turnover rate ..........................
136% 167% 288% 265% 257% 359%
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.05%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Tactical Opportunities Fund
Investor C
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 13.13 $ 13.14 $ 14.81 $ 13.64 $ 12.95 $ 13.73
Net investment income (loss)
(a)
...................
(0.09) (0.02) 0.04 (0.01) (0.05) (0.07)
Net realized and unrealized gain (loss) .............
0.75 0.31 (0.54) 1.27 0.80 (0.15)
Net increase (decrease) from investment operations ......
0.66 0.29 (0.50) 1.26 0.75 (0.22)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.19) (0.30) (0.33) (0.09) (0.08) (0.37)
From net realized gain .........................
— — (0.84) — — (0.19)
Return of capital .............................
(0.00)
(c)
— — — — —
Total distributions .............................
(0.19) (0.30) (1.17) (0.09) (0.08) (0.56)
Capital Contribution ...........................
— — — — 0.02 —
Net asset value, end of period ....................
$ 13.60 $ 13.13 $ 13.14 $ 14.81 $ 13.64 $ 12.95
Total Return
(d)
5.02% 2.21% (3.45)% 9.27% — —
Based on net asset value ........................
5.02% 2.21%
(e)
(3.45)% 9.27% 5.99% (1.70)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.84% 1.86%
(g)
1.82%
(h)
1.89% 1.89% 1.90%
Total expenses after fees waived and/or reimbursed ......
1.84% 1.85%
(g)
1.81% 1.88% 1.89% 1.87%
Net investment income (loss) .....................
(0.65)% (0.24)%
(g)
0.26% (0.08)% (0.34)% (0.54)%
Supplemental Data
Net assets, end of period (000) ....................
$ 8,665 $ 13,187 $ 17,171 $ 31,022 $ 35,343 $ 54,050
Portfolio turnover rate ..........................
136% 167% 288% 265% 257% 359%
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30,
2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.05%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Tactical Opportunities Fund
Class K
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30, Period from
08/01/16
(a)
to 09/30/16 2019 2018 2017
Net asset value, beginning of period ...............
$ 13.57 $ 13.65 $ 15.43 $ 14.08 $ 13.42 $ 13.41
Net investment income
(b)
.......................
0.07 0.07 0.21 0.16 0.13 0.03
Net realized and unrealized gain (loss) .............
0.78 0.32 (0.57) 1.32 0.79 (0.02)
Net increase (decrease) from investment operations ......
0.85 0.39 (0.36) 1.48 0.92 0.01
Distributions
(c)
– – – – – –
From net investment income ....................
(0.40) (0.47) (0.58) (0.13) (0.26) —
From net realized gain .........................
— — (0.84) — — —
Return of capital .............................
(0.00)
(d)
— — — — —
Total distributions .............................
(0.40) (0.47) (1.42) (0.13) (0.26) —
Net asset value, end of period ....................
$ 14.02 $ 13.57 $ 13.65 $ 15.43 $ 14.08 $ 13.42
Total Return
(e)
6.25% 2.93% (2.34)% 10.57% — —
Based on net asset value ........................
6.25% 2.93%
(f)
(2.34)% 10.57% 6.93% 0.07%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.67% 0.72%
(h)
0.67%
( i )
0.76% 0.77% 0.78%
(h)( i )
Total expenses after fees waived and/or reimbursed ......
0.66% 0.72%
(h)
0.67% 0.75% 0.77% 0.75%
(h)
Net investment income .........................
0.49% 0.91%
(h)
1.51% 1.09% 0.94% 1.20%
(h)
Supplemental Data
Net assets, end of period (000) ....................
$ 779,750 $ 363,505 $ 366,664 $ 198,487 $ 138,018 $ 200
Portfolio turnover rate ..........................
136% 167% 288% 265% 257% 359%
(j)
Year Ended
04/30/2021
Period from
10/01/19 to
04/30/20
Year Ended September 30, Period from
08/01/16
(a)
to 09/30/16 2019 2018 2017
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.05%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
BlackRock U.S.
Impact Fund
Institutional
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment loss
(b)
..................................................................................................
(0.03)
Net realized and unrealized gain ..........................................................................................
5.33
Net increase from investment operations .......................................................................................
5.30
Distributions
(c)
–
From net investment income .............................................................................................
(0.00)
(d )
From net realized gain ..................................................................................................
(0.97)
Total distributions ......................................................................................................
(0.97)
Net asset value, end of period .............................................................................................
$ 14.33
Total Return
(e)
54.03%
Based on net asset value .................................................................................................
54.03%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.42%
(g)(h)( i )
Total expenses after fees waived and/or reimbursed ...............................................................................
0.85%
(g)(h)
Net investment loss .....................................................................................................
(0.28)%
(g)(h)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 143
Portfolio turnover rate ...................................................................................................
98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(i)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.50%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2021
BlackRock Annual Report to Shareholders

BlackRock U.S.
Impact Fund
Investor A
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment loss
(b)
..................................................................................................
(0.06)
Net realized and unrealized gain ..........................................................................................
5.33
Net increase from investment operations .......................................................................................
5.27
Distributions from net realized gain
(c)
.......................................................................................
(0.96)
Net asset value, end of period .............................................................................................
$ 14.31
Total Return
(d)
53.64%
Based on net asset value .................................................................................................
53.64%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.68%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
1.10%
(f)(g)
Net investment loss .....................................................................................................
(0.58)%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 192
Portfolio turnover rate ...................................................................................................
98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.77%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
BlackRock U.S.
Impact Fund
Class K
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment loss
(b)
..................................................................................................
(0.02)
Net realized and unrealized gain ..........................................................................................
5.33
Net increase from investment operations .......................................................................................
5.31
Distributions
(c)
–
From net investment income .............................................................................................
(0.01)
From net realized gain ..................................................................................................
(0.97)
Total distributions ......................................................................................................
(0.98)
Net asset value, end of period .............................................................................................
$ 14.33
Total Return
(d)
54.09%
Based on net asset value .................................................................................................
54.09%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.32%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.75%
(f)(g)
Net investment loss .....................................................................................................
(0.18)%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 6,881
Portfolio turnover rate ...................................................................................................
98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.40%.
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders

ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. The following , each of which is a series of the Trust,  are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Advantage ESG Emerging Markets Equity Fund ............................ Advantage ESG Emerging Markets Equity Diversified
BlackRock Advantage ESG International Equity Fund ................................ Advantage ESG International Equity Diversified
BlackRock Global Impact Fund ............................................... Global Impact Non-Diversified
BlackRock International Impact Fund ........................................... International Impact Non-Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
BlackRock U.S. Impact Fund ................................................. U.S. Impact Non-Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2021 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps)
that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed the Funds the following amounts, which are included in fees waived and/or reimbursed by the Manager in the
Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Fund Name Amounts Reimbursed
Advantage ESG Emerging Markets Equity ........................................ $ 48,361
Advantage ESG International Equity ............................................ 10,173

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of April 30, 2021, certain investments of Global Impact, International Impact, Tactical Opportunities and U.S. Impact were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a Fund to make future cash payments.  As of April 30, 2021, Global Impact had outstanding commitments of $135,350. These commitments are not included in the net assets of Global Impact as of April 30, 2021 .
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
Global Impact
Barclays Capital, Inc. ............................................... $ 757,839 $ (757,839) $ —
Citigroup Global Markets, Inc. ......................................... 1,714,855 (1,714,855) —
Goldman Sachs & Co. .............................................. 41,431 (41,431) —
$ 2,514,125 $ (2,514,125) $ —
International Impact
Citigroup Global Markets, Inc. ......................................... 555,845 (555,845) —
Goldman Sachs & Co. .............................................. 132,649 (132,649) —
$ 688,494 $ (688,494) $ —
Tactical Opportunities
TD Prime Services LLC ............................................. 32,808 (32,808) —
U.S. Impact
Citigroup Global Markets, Inc. ......................................... 770,240 (770,240) —
Credit Suisse Securities (USA) LLC ..................................... 152,116 (152,116) —
$ 922,356 $ (922,356) $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock (Singapore) Limited (“BRS”) and BlackRock
Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BRS and BAMNA for services they provide for that portion of Tactical Opportunities for which BRS and BAMNA as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution service to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Advantage
ESG Emerging
Markets Equity
Advantage ESG
International
Equity Global Impact
International
Impact U.S. Impact
Average Daily Net Assets
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
Investment
Advisory Fees
First $1 Billion ................................................... 0.800% 0.450% 0.650% 0.650% 0.650%
$1 Billion - $3 Billion ............................................... 0.750 0.420 0.610 0.610 0.610
$3 Billion - $5 Billion .............................................. 0.720 0.410 0.590 0.590 0.590
$5 Billion - $10 Billion .............................................. 0.700 0.390 0.570 0.570 0.570
Greater than $10 Billion ............................................ 0.680 0.380 0.550 0.550 0.550
Tactical
Opportunities
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.550%
$1 Billion - $2 Billion ...................................................................................................... 0.500
$2 Billion - $3 Billion ..................................................................................................... 0.475
Greater than $3 Billion .................................................................................................... 0.450
Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the period ended April 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of Advantage ESG Emerging Markets Equity, Advantage ESG International Equity and Tactical Opportunities , entered into an
Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes of Advantage ESG Emerging Markets Equity, Advantage ESG International Equity and Tactical Opportunities an
administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
The Trust, on behalf of Global Impact, International Impact and U.S. Impact, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Manager is entitled to receive for these administrative services an annual fee based on the average daily net assets of each Fund as follows:
For the period ended April 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended April 30, 2021, Tactical Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Service Investor A Investor C Total
Advantage ESG Emerging Markets Equity ..................................................... $ — $ 212 $ — $ 212
Advantage ESG International Equity ......................................................... — 198 — 198
Global Impact ........................................................................ — 420 — 420
International Impact .................................................................... — 271 — 271
Tactical Opportunities ................................................................... 4,271 523,135 114,185 641,591
U.S. Impact .......................................................................... — 291 — 291
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ............................................................................................................. 0.20%
Investor A .............................................................................................................. 0.20
Class K ............................................................................................................... 0.10
Institutional Service Investor A Investor C Class K Total
Advantage ESG Emerging Markets Equity ..................................... $ 16 $ — $ 17 $ — $ 1,561 $ 1,594
Advantage ESG International Equity ......................................... 19 — 16 — 1,500 1,535
Global Impact ........................................................ 31,688 — 336 — 7,305 39,329
International Impact .................................................... 208 — 217 — 5,822 6,247
Tactical Opportunities ................................................... 65,013 342 41,897 2,287 123,742 233,281
U.S. Impact .......................................................... 216 — 233 — 5,185 5,634
Institutional Service Total
Tactical Opportunities .......................................................................... $ 1 97 ,689 $ 243 $ 197,932

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended April 30, 2021, Tactical Opportunities reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the period ended April 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  period ended  April 30, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the period ended April 30, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through August 31, 2021 for Global Impact, International Impact, Tactical Opportunities and U.S. Impact and August 31, 2022 for Advantage ESG Emerging Markets Equity
and Advantage ESG International Equity. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons"
of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/
or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended April 30, 2021, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through August 31, 2021 for Global Impact, International Impact, Tactical
Opportunities and U.S. Impact and August 31, 2022 for Advantage ESG Emerging Markets Equity and Advantage ESG International Equity. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended April 30, 2021, Advantage ESG Emerging Markets Equity waived $1,625 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Institutional Service Investor A Investor C Class K Total
Tactical Opportunities ............................................ $ 1,189 $ 66 $ 51,728 $ 1,488 $ 989 $ 55,460
Institutional Service Investor A Investor C Class K Total
Advantage ESG Emerging Markets Equity ..................................... $ 255 $ — $ 255 $ — $ 255 $ 765
Advantage ESG International Equity ......................................... 255 — 255 — 255 765
Tactical Opportunities ................................................... 456,477 2,603 367,113 19,791 1,700 847,684
Advantage ESG Emerging Markets Equity ........................................................................................ $ 10
Advantage ESG International Equity ............................................................................................ 41
Global Impact ........................................................................................................... 90
International Impact ....................................................................................................... 48
Tactical Opportunities ...................................................................................................... 3,642
U.S. Impact ............................................................................................................. 79
Investor A Investor C
Tactical Opportunities ........................................................................................... $ 29 $ 536
Advantage ESG Emerging Markets Equity ............................................................................................ $ 312
Advantage ESG International Equity ................................................................................................ 121
Global Impact ............................................................................................................... 404
International Impact ........................................................................................................... 62
Tactical Opportunities .......................................................................................................... 42,286
U.S. Impact ................................................................................................................. 63
Institutional Service Investor A Investor C Class K
Advantage ESG Emerging Markets Equity .......................................... 0.86% N/A 1.11% N/A 0.81%
Advantage ESG International Equity .............................................. 0.50 N/A 0.75 N/A 0.45
Tactical Opportunities ........................................................ 0.89 1.17% 1.37 2.14% 0.84

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager has agreed not to reduce or discontinue these contractual expense limitations through August 31, 2021 for Tactical Opportunities and August 31, 2022 for
Advantage ESG Emerging Markets Equity and Advantage ESG International Equity, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended April 30, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
These amounts waived are included in administration fees waived, in the Statements of Operations. For the period ended April 30, 2021, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the period ended April 30, 2021, class specific expense waivers and/or reimbursements were as follows:
With respect to Global Impact, International Impact and U.S. Impact, the fees and expenses of the Funds' Independent Trustees, counsel to the Independent Trustees and the Funds' independent registered public accounting firm (together the "Independent Expenses") are paid directly by the Funds. The Manager has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through
August 31, 2030. Such contractual arrangements may not be terminated prior to September 1, 2030 without the consent of the Board. For the period ended April 30, 2021, the amounts reimbursed were as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC, Money Market Series (the "Money Market Series"), managed by the Manager or its affiliates.
However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market
Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the
Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage ESG Emerging Markets Equity, Advantage ESG International Equity, Global Impact and International Impact
retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage ESG Emerging Markets Equity, Advantage ESG International Equity, Global Impact and International Impact, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which
Advantage ESG Emerging Markets Equity .......................................................................................... $ 198,823
Advantage ESG International Equity .............................................................................................. 234,378
Advantage ESG Emerging Markets Equity .......................................................................................... $ 3,387
Advantage ESG International Equity .............................................................................................. 3,261
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Advantage ESG Emerging Markets Equity
Institutional .................................................................................... $ 16 $ 215
Investor A ..................................................................................... 17 21 3
Class K ...................................................................................... 1,561 25 4
$ 1,594 $ 682
Advantage ESG International Equity
Institutional .................................................................................... 19 207
Investor A ..................................................................................... 16 215
Class K ...................................................................................... 1,500 255
$ 1,535 $ 677
Global Impact ............................................................................................................... $ 35,395
International Impact ........................................................................................................... 35,810
U.S. Impact ................................................................................................................. 35,210

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Tactical Opportunities and U.S. Impact retain 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Tactical Opportunities and U.S. Impact, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Prior to January 1, 2021, Tactical Opportunities and U.S. Impact retained 75% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the period ended
April 30, 2021, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each F und may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Advantage ESG Emerging Markets Equity, Advantage ESG International Equity, Global Impact, International Impact and U.S. Impact are currently permitted to borrow and lend, whereas Tactical Opportunities is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended April 30, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: Tactical Opportunities may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the period ended April 30, 2021, the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the period ended April 30, 2021, purchases and sales of investments, including paydowns/payups and excluding short-term investments, were as follows:
RULE ABOVE
Advantage ESG Emerging Markets Equity ........................................................................................ $ 4
Advantage ESG International Equity ............................................................................................ 1
Global Impact ........................................................................................................... 561
International Impact ....................................................................................................... 329
Tactical Opportunities ...................................................................................................... 445
U.S. Impact ............................................................................................................. 83
Purchases  Sales
Net Realized
Gain (Loss)
Tactical Opportunities ................................................................ $ 2,263,690 $ 384,832 $ 77,681
U.S. Government Securities Other Securities
Purchases Sales Purchases Sales
Advantage ESG Emerging Markets Equity ..................................... $ — $ — $ 25,221,880 $ 15,369,205
Advantage ESG International Equity ......................................... — — 27,600,708 17,872,590
Global Impact ........................................................ — — 69,606,801 23,840,353
International Impact .................................................... — — 11,802,329 6,082,716
Tactical Opportunities ................................................... 522,073,167 380,496,783 896,167,690 832,052,944
U.S. Impact .......................................................... — — 10,640,322 6,157,367

Notes to Financial Statements
(continued)

Notes to Financial Statements
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Advantage ESG Emerging Markets Equity ........................................................................... $ (22,747) $ 22,747
Advantage ESG International Equity ............................................................................... (13,107) 13,107
Ordinary Income
Long-Term Capital
Gains Return of Capital Total
Advantage ESG Emerging Markets Equity
04/30/21 ............................................................. $ 51,000 $ — $ — $ 51,000
Advantage ESG International Equity
04/30/21 ............................................................. 68,280 — — 68,280
Global Impact
04/30/21 ............................................................. 794,158 — — 794,158
International Impact
04/30/21 ............................................................. 265,892 — — 265,892
Tactical Opportunities
04/30/21 ............................................................. 31,948,980 — 201,046 32,150,026
04/30/20 ............................................................. 29 , 500 , 025 — — 29,500,025
09/30/19 ............................................................. 40,956,921 17,899,710 — 58,856,631
U.S. Impact
04/30/21 ............................................................. 489,324 — — 489,324
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-Year Losses
(c)
Total
Advantage ESG Emerging Markets Equity ...............
$ 965,208 $ 156,271 $ — $ 1,203,553 $ — $ 2,325,032
Advantage ESG International Equity ...................
97 9 , 1 48 34,809 — 1,0 88 , 3 20 — 2,102,277
Global Impact ..................................
1,683,455 — — 3,977,683 — 5,661,138
International Impact ..............................
885,136 — — 1,191,366 — 2,076,502
Tactical Opportunities .............................
— — (98,97 5 , 161 ) 166,658,466 (71,718,363) (4,035,058)
U.S. Impact ....................................
826,962 — — 1,340,980 — 2,167,942
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the accounting for swap agreements, the characterization of corporate actions, the realization for tax purposes of unrealized gain on investment in passive foreign investment companies and the timing and recognition of partnership income.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

As of April 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the period ended April 30, 2021, the Funds did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage ESG Emerging Markets Equity ................................. $ 11,083,858 $ 1,462,107 $ (258,912) $ 1,203,195
Advantage ESG International Equity ..................................... 10,894,440 1,208,108 (120,386) 1,087,722
Global Impact .................................................... 51,512,804 5,322,096 (1,344,422) 3,977,674
International Impact ................................................ 7,626,661 1,405,867 (214,554) 1,191,313
Tactical Opportunities .............................................. 955,980,181 291,774,824 (64,966,758) 226,808,066
U.S. Impact ..................................................... 6,843,865 1,401,044 (60,128) 1,340,916

Notes to Financial Statements
(continued)

Notes to Financial Statements
value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolios are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the
Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in
Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-
convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition.
The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Period from
08/18/20 to 04/30/21
Shares Amount
Advantage ESG Emerging Markets Equity
Institutional
Shares sold ............................................................................. 10,346 $ 104,336
Shares redeemed .........................................................................
(193) (2,363)
        Net increase ...........................................................................
10,153 $ 101,973
Investor A
Shares sold ............................................................................. 12,163 $ 126,170
Shares issued in reinvestment of distributions ........................................................ 1 11
Shares redeemed .........................................................................
(946) (11,617)
        Net increase ...........................................................................
11,218 $ 114,564
Class K
Shares sold ............................................................................. 980,000 $ 9,800,000
        Net increase ...........................................................................
980,000 $ 9,800,000
Total Net Increase ..........................................................................
1,001,371 $ 10,016,537
d
Period from
08/18/20 to 04/30/21
Shares Amount
Advantage ESG International Equity
Institutional
Shares sold ............................................................................. 12,887 $ 129,436
Shares issued in reinvestment of distributions ........................................................ 16 172
        Net increase ...........................................................................
12,903 $ 129,608
Investor A
Shares sold ............................................................................. 11,606 $ 118,737
        Net increase ...........................................................................
11,606 $ 118,737
Class K
Shares sold ............................................................................. 980,000 $ 9,800,000
        Net increase ...........................................................................
980,000 $ 9,800,000
Total Net Increase ..........................................................................
1,004,509 $ 10,048,345
d
Period from
05/27/20 to 04/30/21
Shares Amount
Global Impact
Institutional
Shares sold ............................................................................. 2,805,083 $ 40,410,905
Shares issued in reinvestment of distributions ........................................................ 33,432 464,697
Shares redeemed .........................................................................
(23,507) (369,888)
        Net increase ...........................................................................
2,815,008 $ 40,505,714
Investor A
Shares sold ............................................................................. 21,923 $ 271,546
Shares issued in reinvestment of distributions ........................................................ 112 1,562
Shares redeemed .........................................................................
(4,222) (64,076)
        Net increase ...........................................................................
17,813 $ 209,032

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Period from
05/27/20 to 04/30/21
Shares Amount
Class K
Shares sold ............................................................................. 597,117 $ 6,028,575
Shares issued in reinvestment of distributions ........................................................ 4,460 61,999
Shares redeemed .........................................................................
(629) (9,567)
        Net increase ...........................................................................
600,948 $ 6,081,007
Total Net Increase ..........................................................................
3,433,769 $ 46,795,753
d
Period from
06/30/20 to 04/30/21
Shares Amount
International Impact
Institutional
Shares sold ............................................................................. 10,045 $ 100,602
Shares issued in reinvestment of distributions ........................................................ 1 7
Shares redeemed .........................................................................
(31) (431)
        Net increase ...........................................................................
10,015 $ 100,178
Investor A
Shares sold ............................................................................. 13,432 $ 146,894
Shares redeemed .........................................................................
(1,003) (14,121)
        Net increase ...........................................................................
12,429 $ 132,773
Class K
Shares sold ............................................................................. 572,845 $ 5,820,000
Shares issued in reinvestment of distributions ........................................................ 3,277 41,682
        Net increase ...........................................................................
576,122 $ 5,861,682
Total Net Increase ..........................................................................
598,566 $ 6,094,633
Year Ended
04/30/21
Period from
10/01/19
to 04/30/20
Year Ended
09/30/19
Shares Amount Shares Amount Shares Amount
Tactical Opportunities
Institutional
Shares sold ............................ 19,159 ,5 5 2 $ 267,673 , 7 98 2,118,223 $ 28,703,077 11,584,617 $ 161,248,704
Shares issued in reinvestment of distributions ....... 5 5 1 ,3 14 7,729 , 427 666,864 8,955,978 1,138,641 15,531,064
Shares redeemed ........................ (7,895,711) (110,223,366) (2,793,595) (37,201,742) (5,738,860) (81,695,623)
Net increase (decrease) .....................
11,815,155 $ 165,179,8 59 (8,508) $ 457,313 6,984,398 $ 95,084,145
Service
Shares sold ............................ 133,042 $ 1,855,600 34,906 $ 465,256 131,668 $ 1,830,439
Shares issued in reinvestment of distributions ....... 3,935 54,939 1,481 19,846 6,087 82,536
Shares redeemed ........................ (57,600) (806,611) (31,204) (416,251) (135,471) (1,847,485)
Net increase .............................
79,377 $ 1,103,928 5,183 $ 68,851 2,284 $ 65,490
Investor A
Shares sold and automatic conversion of shares ..... 9 5 3 ,3 24 $ 13,225 , 907 483,810 $ 6,472,186 2,006,465 $ 29,118,373
Shares issued in reinvestment of distributions ....... 354,372 4,932 , 853 468,271 6,246,735 1,562,094 21,150,762
Shares redeemed ........................ (2,223,072) (30,766,044) (1,616,959) (21,821,154) (2,933,904) (40,843,389)
Net increase (decrease) .....................
(915,376) $ (12,607,284) (664,878) $ (9,102,233) 634,655 $ 9,425,746
Investor C
Shares sold ............................ 148,93 1 $ 2,008 , 992 62,357 $ 821,554 411,456 $ 5,601,290
Shares issued in reinvestment of distributions ....... 10,02 7 136,6 65 27,333 355,882 121,717 1,607,882
Shares redeemed and automatic conversion of shares . (526,110) (7,144,097) (392,226) (5,115,380) (1,321,269) (18,654,269)
Net decrease ............................
(367,152) $ (4,998,440) (302,536) $ (3,937,944) (788,096) $ (11,445,097)
Class K
Shares sold ............................ 36,285,961 $ 505,473,976 2,075,133 $ 28,379,008 13,208,060 $ 182,904,459
Shares issued in reinvestment of distributions ....... 1,181,757 16,532,783 973,739 13,048,106 1,316,988 17,911,034
Shares redeemed ........................ (8,636,301) (119,624,746) (3,116,270) (41,172,793) (526,840) (7,590,312)
Net increase (decrease) .....................
28,831,417 $ 402,382,013 (67,398) $ 254,321 13,998,208 $ 193,225,181
Total Net Increase (Decrease)
39,443,421 $ 551,060,076 (1,038,137) $ (12,259,692) 20,831,449 $ 286,355,465

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

As of April 30, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Period from
06/30/20 to 04/30/21
Shares Amount
U.S. Impact
Institutional
Shares sold ............................................................................. 10,038 $ 100,500
Shares issued in reinvestment of distributions ........................................................ 1 15
Shares redeemed .........................................................................
(31) (442)
        Net increase ...........................................................................
10,008 $ 100,073
Investor A
Shares sold ............................................................................. 13,446 $ 148,367
        Net increase ...........................................................................
13,446 $ 148,367
Class K
Shares sold ............................................................................. 480,023 $ 4,800,300
Shares issued in reinvestment of distributions ........................................................ 2 23
        Net increase ...........................................................................
480,025 $ 4,800,323
Total Net Increase ..........................................................................
503,479 $ 5,048,763
Institutional Investor A Class K
Advantage ESG Emerging Markets Equity ................................................................. 10,000 10,000 980,000
Advantage ESG International Equity ..................................................................... 10,000 10,000 980,000
Global Impact .................................................................................... 10,000 10,000 480,000
International Impact ................................................................................ 10,000 10,000 480,000
U.S. Impact ...................................................................................... 10,000 10,000 480,000

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Advantage ESG Emerging Markets Equity Fund, BlackRock Advantage ESG International Equity Fund, BlackRock Global Impact Fund,
BlackRock International Impact Fund, BlackRock Tactical Opportunities Fund, and BlackRock U.S. Impact Fund and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage ESG Emerging Markets Equity Fund, BlackRock Advantage ESG
International Equity Fund, BlackRock Global Impact Fund, BlackRock International Impact Fund, BlackRock Tactical Opportunities Fund, and BlackRock U.S. Impact Fund
of BlackRock Funds
SM
(the “Funds”), including the schedules of investments, as of April 30, 2021, the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2021, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
June 22, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Statements of Operations Statements of Changes in Net
Assets
Financial Highlights
BlackRock Advantage ESG Emerging Markets Equity
Fund and BlackRock Advantage ESG International
Equity Fund
For the period from August 18, 2020
(commencement of operations)
through April 30, 2021
For the period from August 18, 2020
(commencement of operations)
through April 30, 2021
For the period from August 18, 2020
(commencement of operations)
through April 30, 2021
BlackRock Global Impact Fund For the period from May 27, 2020
(commencement of operations)
through April 30, 2021
For the period from May 27, 2020
(commencement of operations)
through April 30, 2021
For the period from May 27, 2020
(commencement of operations)
through April 30, 2021
BlackRock International Impact Fund and BlackRock
U.S. Impact Fund
For the period from June 30, 2020
(commencement of operations)
through April 30, 2021
For the period from June 30, 2020
(commencement of operations)
through April 30, 2021
For the period from June 30, 2020
(commencement of operations)
through April 30, 2021
BlackRock Tactical Opportunities Fund For the year ended April 30, 2021 For the year ended April 30, 2021, the period from October 1, 2019
through April 30, 2020, and the
year ended September 30, 2019
For the year ended April 30, 2021,
the period from October 1, 2019
through April 30, 2020, and for
each of the four years in the period
ended September 30, 2019

Important Tax Information (unaudited)
2021
BlackRock Annual Report to Shareholders

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal period ended April 30, 2021 that qualified for the dividends-received deduction were as follows:
The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal period ended April 30, 2021:
For the fiscal period ended April 30, 2021, the Funds intend to pass through to their shareholders the following amounts of foreign source income and foreign taxes paid:
For the fiscal period ended April 30, 2021, the Fund hereby designates the following maximum amounts allowable as interest income eligible to be treated as a Section 163(j)
interest dividend:
For the fiscal period ended April 30, 2021, the Funds hereby designate the following maximum amounts allowable as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:
The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal period ended April 30, 2021:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
Fund
Dividends-Received
Deduction
BlackRock Global Impact Fund ........................................................................................... 1.71%
BlackRock Tactical Opportunities Fund ...................................................................................... 7.20
BlackRock U.S. Impact Fund ............................................................................................. 1.82
Fund Qualified Dividend Income
BlackRock Advantage ESG Emerging Markets Equity Fund ...................................................................... $ 85,378
BlackRock Advantage ESG International Equity Fund .......................................................................... 157,166
BlackRock Global Impact Fund ......................................................................................... 129,435
BlackRock International Impact Fund ..................................................................................... 46,934
BlackRock Tactical Opportunities Fund .................................................................................... 4,781,495
BlackRock U.S. Impact Fund ........................................................................................... 23,375
Fund
Foreign Source Income
Earned
Foreign Taxes
Paid
BlackRock Advantage ESG Emerging Markets Equity Fund ................................................... $ 70,303 $ 14,550
BlackRock Advantage ESG International Equity Fund ....................................................... 147,689 14,019
BlackRock International Impact Fund .................................................................. 45,734 8,534
Fund Interest Dividends
BlackRock Tactical Opportunities Fund ...................................................................................... $ 905,700
Fund
Interest-Related Dividends
and Qualified Short-Term
Capital Gains
BlackRock Advantage ESG Emerging Markets Equity Fund ...................................................................... $ 892,512
BlackRock Advantage ESG International Equity Fund .......................................................................... 8 60,153
BlackRock Global Impact Fund ......................................................................................... 2,400,142
BlackRock International Impact Fund ..................................................................................... 1,096,304
BlackRock Tactical Opportunities Fund .................................................................................... 923,331
BlackRock U.S. Impact Fund ........................................................................................... 1,311,739
Fund Federal Obligation Interest
BlackRock Tactical Opportunities Fund .................................................................................... $ 914,881

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(“the Trust”) has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock Advantage ESG Emerging Markets Equity Fund, BlackRock Advantage ESG International Equity Fund,
BlackRock Global Impact Fund, BlackRock International Impact Fund, BlackRock Tactical Opportunities Fund and BlackRock U.S. Impact Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information
2021
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 152 Portfolios None
Bruce R. Bond
1946
Trustee
(Since 2019)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
30 RICs consisting of 152 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor, Common fund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief
Executive Officer, CCI from 2013 to 2014; President & Chief
Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019. Advisor to Finance Committee, Altman Foundation
since 2020.
30 RICs consisting of 152 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 152 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 152 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Senior Lecturer, Harvard Business School, since 2008; Director,
Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/
Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 152 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 152 Portfolios Hertz Global Holdings
(car rental); WABCO
(commercial vehicle safety
systems) from 2015 to
2020; Montpelier Re
Holdings, Ltd. (publicly
held property and casualty
reinsurance) from 2013
until 2015; Sealed Air
Corp. (packaging)
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 30 RICs consisting of 152 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016.

Trustee and Officer Information
(continued)

Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 152 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2007)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 152 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman
of the Professional Ethics Committee of the Pennsylvania
Institute of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 152 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 152 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena
G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 250 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 252 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Thomas Callahan
1968
Vice President
(Since 2016)
Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments,
LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash
Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy
Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive
Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information
2021
BlackRock Annual Report to Shareholders

Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
(a)
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CDO Collateralized Debt Obligation
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SDR Swedish Depositary Receipts
SOR Singapore Interbank Offered Rate
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
ESGIMPTO-4/21-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage ESG Emerging Markets Equity Fund	$26,765	N/A	$0	N/A	$13,700	N/A	$0	N/A
BlackRock Advantage ESG International Equity Fund	$26,765	N/A	$0	N/A	$13,700	N/A	$0	N/A
BlackRock Global Impact Fund	$19,594	N/A	$0	N/A	$13,700	N/A	$0	N/A
BlackRock International Impact Fund	$19,594	N/A	$0	N/A	$13,700	N/A	$0	N/A
BlackRock Tactical Opportunities Portfolio	$54,439	$63,240[3]	$0	$0[3]	$24,200	$20,000[3]	$0	$0[3]
BlackRock U.S. Impact Fund	$19,594	N/A	$0	N/A	$12,700	N/A	$0	N/A

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End [3]
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[4]	$2,032,000	$1,984,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
BlackRock Tactical Opportunities Portfolio changed its fiscal year end from September 30 to April 30 effective April 30, 2020 whereby this fiscal year consists of the seven months ended April 30, 2020.
4
Non-audit fees of $2,032,000 and $1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage ESG Emerging Markets Equity Fund	$13,700	N/A
BlackRock Advantage ESG International Equity Fund	$13,700	N/A
BlackRock Global Impact Fund	$13,700	N/A
BlackRock International Impact Fund	$13,700	N/A
BlackRock Tactical Opportunities Portfolio	$24,200	$20,000[1]
BlackRock U.S. Impact Fund	$12,700	N/A
                                        1
BlackRock Tactical Opportunities Portfolio changed its fiscal year end from September 30 to April 30 effective April 30, 2020 whereby this fiscal year consists of the seven months ended April 30, 2020.

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End [1]
$2,032,000	$1,984,000
 1
BlackRocl Tactical Opportunities Portfolio changed its fiscal year end from September 30 to April 30  effective April 30, 2020 whereby this fiscal year consists of the seven months ended April 30, 2020.

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds

Date: July 6, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: July 6, 2021